UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.1%
	Academic Loan Funding Trust,
1,325	Series 2012-1A, Class A1, VAR, 0.950%, 12/27/22 (e)	1,336
2,696	Series 2013-1A, Class A, VAR, 0.950%, 12/26/44 (e)	2,700
	Ally Auto Receivables Trust,
85	Series 2010-3, Class A4, 1.550%, 08/17/15	85
508	Series 2012-1, Class A3, 0.930%, 02/16/16	509
449	Series 2012-2, Class A3, 0.740%, 04/15/16	449
770	Series 2012-3, Class A3, 0.850%, 08/15/16	772
92	Series 2012-5, Class A2, 0.450%, 07/15/15	92
1,722	Series 2013-2, Class A3, 0.790%, 01/15/18	1,727
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
	American Credit Acceptance Receivables Trust,
390	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	391
969	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	973
632	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	633
2,910	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	2,909
1,182	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,183
	AmeriCredit Automobile Receivables Trust,
179	Series 2011-4, Class A3, 1.170%, 05/09/16	179
365	Series 2011-5, Class A3, 1.550%, 07/08/16	365
109	Series 2012-1, Class A3, 1.230%, 09/08/16	109
83	Series 2012-2, Class A3, 1.050%, 10/11/16	83
319	Series 2012-3, Class A3, 0.960%, 01/09/17	320
44	Series 2012-4, Class A2, 0.490%, 04/08/16	44
145	Series 2012-5, Class A2, 0.510%, 01/08/16	145
290	Series 2012-5, Class A3, 0.620%, 06/08/17	290
1,166	Series 2013-4, Class A2, 0.740%, 11/08/16	1,167
590	Series 2013-5, Class A3, 0.900%, 09/10/18	591
237	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	237
2,408	Axis Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,409
272	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	273
2,440	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	2,451
478	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.520%, 04/25/36	457
34	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	34
678	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	679
1,000	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	999
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	711
874	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	878
1,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A1B, VAR, 0.579%, 11/20/15	1,501
	CarFinance Capital Auto Trust,
379	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	380
394	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	396
1,063	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	1,061
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	375
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e)	3,207
	CarMax Auto Owner Trust,
737	Series 2011-1, Class A4, 2.160%, 09/15/16	743
521	Series 2011-3, Class A3, 1.070%, 06/15/16	522
676	Series 2013-4, Class A3, 0.800%, 07/16/18	676
440	Series 2013-4, Class A4, 1.280%, 05/15/19	440
758	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	758
388	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	400

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,371	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,386
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,003
338	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.530%, 12/25/33	323
	CNH Equipment Trust,
604	Series 2011-A, Class A4, 2.040%, 10/17/16	608
318	Series 2012-A, Class A3, 0.940%, 05/15/17	319
11	Series 2012-C, Class A2, 0.440%, 02/16/16	11
	Concord Funding Co. LLC,
2,800	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,650	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	1,635
1,100	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,113
832	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.750%, 10/25/34	791
	CPS Auto Receivables Trust,
644	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	663
338	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	343
1,968	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,995
2,865	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,881
3,715	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	3,728
495	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	495
	CPS Auto Trust,
1,157	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,166
183	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	183
	Credit Acceptance Auto Loan Trust,
108	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	108
417	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	420
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,520
813	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	816
	Exeter Automobile Receivables Trust,
438	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	438
748	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	750
1,861	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	1,869
1,277	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,281
349	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	351
405	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	407
	Flagship Credit Auto Trust,
1,056	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,058
1,557	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,564
1,501	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,498
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	246
	Ford Credit Auto Lease Trust,
503	Series 2013-B, Class A3, 0.760%, 09/15/16	504
265	Series 2014-A, Class A2A, 0.500%, 10/15/16	265
	Ford Credit Auto Owner Trust,
674	Series 2012-A, Class A3, 0.840%, 08/15/16	676
346	Series 2012-B, Class A3, 0.720%, 12/15/16	346
7	Series 2012-D, Class A2, 0.400%, 09/15/15	7
659	Series 2012-D, Class A3, 0.510%, 04/15/17	659
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.531%, 01/15/18	670
609	Freedom Trust, Series 2011-2, Class A11, VAR, 4.202%, 08/01/46 (e)	623
	FRT Trust,
1,287	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	1,297
521	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	524
281	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	277
	GE Equipment Midticket LLC,
688	Series 2012-1, Class A3, 0.600%, 05/23/16	688

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
360	Series 2012-1, Class A4, 0.780%, 09/22/20	360
	GMAT Trust,
1,879	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,882
1,289	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	1,293
	HLSS Servicer Advance Receivables Backed Notes,
2,662	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	2,663
2,140	Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	2,149
	HLSS Servicer Advance Receivables Trust,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,573
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,198
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	496
718	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	719
997	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	1,006
185	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.350%, 03/25/36	138
	Honda Auto Receivables Owner Trust,
259	Series 2011-1, Class A4, 1.800%, 04/17/17	259
388	Series 2012-1, Class A4, 0.970%, 04/16/18	390
271	Series 2012-2, Class A3, 0.700%, 02/16/16	271
71	Series 2013-1, Class A2, 0.350%, 06/22/15	72
1,527	Series 2013-4, Class A3, 0.690%, 09/18/17	1,530
930	Series 2014-2, Class A3, 0.770%, 03/19/18	924
	HSBC Home Equity Loan Trust USA,
752	Series 2006-1, Class A1, VAR, 0.309%, 01/20/36	747
1,417	Series 2007-3, Class APT, VAR, 1.349%, 11/20/36	1,420
	Huntington Auto Trust,
191	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	192
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,007
372	Series 2012-1, Class A3, 0.810%, 09/15/16	373
	Hyundai Auto Receivables Trust,
484	Series 2010-B, Class A4, 1.630%, 03/15/17	488
255	Series 2011-A, Class A4, 1.780%, 12/15/15	256
708	Series 2011-B, Class A4, 1.650%, 02/15/17	711
323	Series 2013-A, Class A2, 0.400%, 12/15/15	323
	John Deere Owner Trust,
252	Series 2011-A, Class A4, 1.960%, 04/16/18	252
581	Series 2012-B, Class A4, 0.690%, 01/15/19	582
	KGS-Alpha Capital Markets LP,
20,395	IO, VAR, 9.869%, 08/25/38	787
12,733	Series 2013-2, VAR, 4.096%, 03/25/39	736
594	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	597
378	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.500%, 07/25/34 (e)	377
463	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.350%, 01/25/36	433
	LV Tower 52 Issuer LLC,
2,874	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	2,886
1,642	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,642
693	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	692
759	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.400%, 03/25/32	758
1,087	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,121
3,100	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,130
	Nationstar Agency Advance Funding Trust,
1,078	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,076
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	430
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	215
2,300	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	2,303
1,103	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,104

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
747	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.501%, 12/07/20	747
985	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	1,016
2,417	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	2,418
	Nissan Auto Lease Trust,
155	Series 2012-B, Class A2A, 0.450%, 06/15/15	155
611	Series 2013-B, Class A3, 0.750%, 06/15/16	612
333	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	335
5,824	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	5,815
	NYMT Residential LLC,
1,500	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	1,500
2,298	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,298
1,952	OnDeck Asset Securitization Trust, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,961
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,744
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	402
1,137	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.087%, 10/25/34	1,128
200	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	200
757	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	757
1,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	1,004
2,356	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.450%, 03/25/36	2,242
2,963	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	3,001
297	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	163
515	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	517
	Santander Drive Auto Receivables Trust,
561	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	562
44	Series 2011-1, Class B, 2.350%, 11/16/15	44
73	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	73
44	Series 2012-2, Class A3, 1.220%, 12/15/15	44
86	Series 2012-3, Class A3, 1.080%, 04/15/16	86
232	Series 2012-6, Class A3, 0.620%, 07/15/16	232
463	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	468
307	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.517%, 01/25/36	203
	SNAAC Auto Receivables Trust,
190	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	190
1,180	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	1,180
	SpringCastle America Funding LLC,
3,637	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	3,667
6,941	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	6,941
	Springleaf Funding Trust,
9,200	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,258
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,081
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,071
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,547
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	526
	Stanwich Mortgage Loan Co. LLC,
809	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	810
141	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	141
1,670	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,670
2,291	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	2,310
3,500	Station Place Securitization Trust, Series 2013-1, VAR, 1.424%, 02/25/15	3,500
193	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	203
495	Toyota Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.560%, 05/15/15	496

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,844		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.551%, 10/15/15 (e)	3,878
1,458		U.S. Residential Opportunity Fund Trust, Series 2014-1A, SUB, 3.466%, 03/25/34 (e)	1,467
		Vericrest Opportunity Loan Transferee LLC,
815		Series 2013-NPL4, Class A1, SUB, 3.088%, 11/25/53 (e)	822
4,070		Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	4,091
1,486		Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	1,486
3,155		Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	3,174
3,152		Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	3,172
6,183		Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	6,199
597		Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	598
1,155		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	1,158
1,968		VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	1,980
2,066		VOLT RLF XII Trust, Series 2013-RLF1, Class A1, SUB, 4.213%, 04/25/52 (e)	2,078
3,258		VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	3,278
		VOLT XX LLC,
4,845		Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	4,875
1,299		Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	1,300
		Westgate Resorts LLC,
822		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	831
1,105		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,114
583		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	586
1,190		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	1,191
		World Omni Auto Receivables Trust,
165		Series 2012-B, Class A2, 0.430%, 11/16/15	165
1,164		Series 2013-B, Class A3, 0.830%, 08/15/18	1,166
413		Series 2013-B, Class A4, 1.320%, 01/15/20	414

		Total Asset-Backed Securities (Cost $235,231)	237,146

Collateralized Mortgage Obligations — 24.0%
		Agency CMO — 16.7%
688		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	722
207		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	231
		Federal Home Loan Mortgage Corp. REMIC,
11		Series 11, Class D, 9.500%, 07/15/19	11
9		Series 22, Class C, 9.500%, 04/15/20	10
14		Series 23, Class F, 9.600%, 04/15/20	16
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	1
4		Series 99, Class Z, 9.500%, 01/15/21	5
–	(h)	Series 204, Class E, HB, IF, 1,858.391%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
6		Series 1065, Class J, 9.000%, 04/15/21	7
1		Series 1079, Class S, HB, IF, 33.486%, 05/15/21	2
5		Series 1084, Class F, VAR, 1.101%, 05/15/21	5
3		Series 1084, Class S, HB, IF, 44.545%, 05/15/21	6
11		Series 1116, Class I, 5.500%, 08/15/21	12
14		Series 1144, Class KB, 8.500%, 09/15/21	15
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,181.260%, 01/15/22	7
12		Series 1250, Class J, 7.000%, 05/15/22	13
19		Series 1343, Class LA, 8.000%, 08/15/22	22
24		Series 1343, Class LB, 7.500%, 08/15/22	28
41		Series 1370, Class JA, VAR, 1.301%, 09/15/22	42
42		Series 1455, Class WB, IF, 4.599%, 12/15/22	44
189		Series 1466, Class PZ, 7.500%, 02/15/23	214
3		Series 1470, Class F, VAR, 1.701%, 02/15/23	3
210		Series 1498, Class I, VAR, 1.301%, 04/15/23	215
304		Series 1502, Class PX, 7.000%, 04/15/23	338

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
37	Series 1505, Class Q, 7.000%, 05/15/23	41
85	Series 1518, Class G, IF, 8.875%, 05/15/23	100
28	Series 1541, Class M, HB, IF, 24.720%, 07/15/23	46
75	Series 1541, Class O, VAR, 1.960%, 07/15/23	74
8	Series 1570, Class F, VAR, 2.201%, 08/15/23	8
290	Series 1573, Class PZ, 7.000%, 09/15/23	326
179	Series 1591, Class PV, 6.250%, 10/15/23	196
27	Series 1602, Class SA, HB, IF, 22.259%, 10/15/23	48
744	Series 1608, Class L, 6.500%, 09/15/23	818
59	Series 1609, Class LG, IF, 17.006%, 11/15/23	64
505	Series 1638, Class H, 6.500%, 12/15/23	562
355	Series 1642, Class PJ, 6.000%, 11/15/23	397
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	18
16	Series 1686, Class SH, IF, 18.898%, 02/15/24	24
121	Series 1695, Class EB, 7.000%, 03/15/24	137
24	Series 1699, Class FC, VAR, 0.751%, 03/15/24	24
134	Series 1700, Class GA, PO, 02/15/24	132
336	Series 1706, Class K, 7.000%, 03/15/24	380
11	Series 1709, Class FA, VAR, 1.820%, 03/15/24	12
36	Series 1745, Class D, 7.500%, 08/15/24	41
724	Series 1760, Class ZD, VAR, 2.170%, 02/15/24	755
267	Series 1798, Class F, 5.000%, 05/15/23	290
4	Series 1807, Class G, 9.000%, 10/15/20	4
70	Series 1829, Class ZB, 6.500%, 03/15/26	77
73	Series 1863, Class Z, 6.500%, 07/15/26	81
39	Series 1865, Class D, PO, 02/15/24	35
55	Series 1890, Class H, 7.500%, 09/15/26	64
154	Series 1899, Class ZE, 8.000%, 09/15/26	180
9	Series 1935, Class FL, VAR, 0.851%, 02/15/27	9
115	Series 1963, Class Z, 7.500%, 01/15/27	133
16	Series 1970, Class PG, 7.250%, 07/15/27	19
219	Series 1981, Class Z, 6.000%, 05/15/27	245
80	Series 1987, Class PE, 7.500%, 09/15/27	89
191	Series 2019, Class Z, 6.500%, 12/15/27	217
57	Series 2033, Class SN, HB, IF, 28.282%, 03/15/24	29
158	Series 2038, Class PN, IO, 7.000%, 03/15/28	35
321	Series 2040, Class PE, 7.500%, 03/15/28	370
50	Series 2043, Class CJ, 6.500%, 04/15/28	57
260	Series 2054, Class PV, 7.500%, 05/15/28	300
458	Series 2075, Class PH, 6.500%, 08/15/28	516
515	Series 2075, Class PM, 6.250%, 08/15/28	583
149	Series 2086, Class GB, 6.000%, 09/15/28	168
211	Series 2089, Class PJ, IO, 7.000%, 10/15/28	41
634	Series 2095, Class PE, 6.000%, 11/15/28	704
196	Series 2125, Class JZ, 6.000%, 02/15/29	218
45	Series 2132, Class SB, HB, IF, 29.894%, 03/15/29	80
26	Series 2134, Class PI, IO, 6.500%, 03/15/19	3
264	Series 2136, Class PG, 6.000%, 03/15/29	296
80	Series 2141, Class IO, IO, 7.000%, 04/15/29	17
68	Series 2163, Class PC, IO, 7.500%, 06/15/29	14
755	Series 2169, Class TB, 7.000%, 06/15/29	870
366	Series 2172, Class QC, 7.000%, 07/15/29	416
342	Series 2176, Class OJ, 7.000%, 08/15/29	397
191	Series 2201, Class C, 8.000%, 11/15/29	223
169	Series 2209, Class TC, 8.000%, 01/15/30	204
289	Series 2210, Class Z, 8.000%, 01/15/30	336
59	Series 2224, Class CB, 8.000%, 03/15/30	71
176	Series 2230, Class Z, 8.000%, 04/15/30	207
129	Series 2234, Class PZ, 7.500%, 05/15/30	149
107	Series 2247, Class Z, 7.500%, 08/15/30	125
165	Series 2256, Class MC, 7.250%, 09/15/30	191

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
316	Series 2259, Class ZM, 7.000%, 10/15/30	364
9	Series 2261, Class ZY, 7.500%, 10/15/30	11
37	Series 2262, Class Z, 7.500%, 10/15/30	43
365	Series 2271, Class PC, 7.250%, 12/15/30	421
452	Series 2283, Class K, 6.500%, 12/15/23	507
162	Series 2296, Class PD, 7.000%, 03/15/31	187
51	Series 2306, Class K, PO, 05/15/24	49
121	Series 2306, Class SE, IF, IO, 7.930%, 05/15/24	23
225	Series 2313, Class LA, 6.500%, 05/15/31	253
287	Series 2325, Class PM, 7.000%, 06/15/31	308
265	Series 2344, Class QG, 6.000%, 08/15/16	276
1,716	Series 2344, Class ZD, 6.500%, 08/15/31	1,975
143	Series 2344, Class ZJ, 6.500%, 08/15/31	163
154	Series 2345, Class NE, 6.500%, 08/15/31	174
103	Series 2345, Class PQ, 6.500%, 08/15/16	108
159	Series 2351, Class PZ, 6.500%, 08/15/31	179
1,375	Series 2353, Class AZ, 6.000%, 09/15/31	1,514
110	Series 2353, Class TD, 6.000%, 09/15/16	116
92	Series 2355, Class BP, 6.000%, 09/15/16	96
59	Series 2359, Class PM, 6.000%, 09/15/16	61
582	Series 2359, Class ZB, 8.500%, 06/15/31	702
157	Series 2360, Class PG, 6.000%, 09/15/16	164
36	Series 2363, Class PF, 6.000%, 09/15/16	37
70	Series 2366, Class MD, 6.000%, 10/15/16	73
285	Series 2367, Class ME, 6.500%, 10/15/31	316
230	Series 2391, Class QR, 5.500%, 12/15/16	239
107	Series 2394, Class MC, 6.000%, 12/15/16	112
563	Series 2396, Class FM, VAR, 0.601%, 12/15/31	568
310	Series 2399, Class OH, 6.500%, 01/15/32	353
549	Series 2399, Class TH, 6.500%, 01/15/32	593
500	Series 2410, Class NG, 6.500%, 02/15/32	568
191	Series 2410, Class OE, 6.375%, 02/15/32	206
346	Series 2410, Class QS, IF, 19.107%, 02/15/32	540
183	Series 2410, Class QX, IF, IO, 8.499%, 02/15/32	48
374	Series 2412, Class SP, IF, 15.798%, 02/15/32	502
587	Series 2420, Class XK, 6.500%, 02/15/32	668
469	Series 2423, Class MC, 7.000%, 03/15/32	541
439	Series 2423, Class MT, 7.000%, 03/15/32	508
116	Series 2425, Class OB, 6.000%, 03/15/17	122
912	Series 2430, Class WF, 6.500%, 03/15/32	1,032
492	Series 2434, Class TC, 7.000%, 04/15/32	553
565	Series 2435, Class CJ, 6.500%, 04/15/32	619
430	Series 2436, Class MC, 7.000%, 04/15/32	486
332	Series 2444, Class ES, IF, IO, 7.799%, 03/15/32	84
221	Series 2450, Class GZ, 7.000%, 05/15/32	255
265	Series 2450, Class SW, IF, IO, 7.849%, 03/15/32	68
1,264	Series 2455, Class GK, 6.500%, 05/15/32	1,427
58	Series 2458, Class QE, 5.500%, 06/15/17	60
397	Series 2462, Class JG, 6.500%, 06/15/32	449
890	Series 2464, Class SI, IF, IO, 7.849%, 02/15/32	219
883	Series 2466, Class PH, 6.500%, 06/15/32	961
394	Series 2474, Class NR, 6.500%, 07/15/32	446
523	Series 2484, Class LZ, 6.500%, 07/15/32	593
697	Series 2500, Class MC, 6.000%, 09/15/32	781
45	Series 2503, Class BH, 5.500%, 09/15/17	48
211	Series 2508, Class AQ, 5.500%, 10/15/17	224
524	Series 2512, Class PG, 5.500%, 10/15/22	576

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
292	Series 2535, Class BK, 5.500%, 12/15/22	322
425	Series 2537, Class TE, 5.500%, 12/15/17	451
997	Series 2543, Class YX, 6.000%, 12/15/32	1,111
846	Series 2544, Class HC, 6.000%, 12/15/32	942
1,065	Series 2552, Class ME, 6.000%, 01/15/33	1,187
1,047	Series 2567, Class QD, 6.000%, 02/15/33	1,159
733	Series 2568, Class KG, 5.500%, 02/15/23	799
118	Series 2571, Class SK, HB, IF, 33.848%, 09/15/23	218
2,715	Series 2575, Class ME, 6.000%, 02/15/33	3,023
323	Series 2586, Class WI, IO, 6.500%, 03/15/33	66
890	Series 2587, Class WX, 5.000%, 03/15/18	941
726	Series 2596, Class QG, 6.000%, 03/15/33	802
301	Series 2611, Class UH, 4.500%, 05/15/18	316
536	Series 2617, Class GR, 4.500%, 05/15/18	563
445	Series 2626, Class NS, IF, IO, 6.399%, 06/15/23	35
620	Series 2631, Class LC, 4.500%, 06/15/18	651
304	Series 2636, Class Z, 4.500%, 06/15/18	320
387	Series 2637, Class SA, IF, IO, 5.949%, 06/15/18	30
24	Series 2638, Class DS, IF, 8.449%, 07/15/23	27
105	Series 2645, Class BI, IO, 4.500%, 02/15/18	—	(h)
296	Series 2650, Class PO, PO, 12/15/32	294
1,176	Series 2650, Class SO, PO, 12/15/32	1,164
445	Series 2651, Class VZ, 4.500%, 07/15/18	469
323	Series 2672, Class ME, 5.000%, 11/15/22	326
2,008	Series 2675, Class CK, 4.000%, 09/15/18	2,104
3,318	Series 2684, Class PO, PO, 01/15/33	3,315
279	Series 2691, Class ME, 4.500%, 04/15/32	283
133	Series 2692, Class SC, IF, 12.984%, 07/15/33	158
617	Series 2695, Class DG, 4.000%, 10/15/18	646
33	Series 2696, Class CO, PO, 10/15/18	33
1,678	Series 2710, Class HB, 5.500%, 11/15/23	1,847
360	Series 2715, Class OG, 5.000%, 01/15/23	366
1,066	Series 2716, Class UN, 4.500%, 12/15/23	1,144
523	Series 2720, Class PC, 5.000%, 12/15/23	564
498	Series 2744, Class PE, 5.500%, 02/15/34	532
847	Series 2744, Class TU, 5.500%, 05/15/32	887
81	Series 2764, Class TE, 5.000%, 10/15/32	81
193	Series 2777, Class OM, PO, 12/15/32	193
42	Series 2780, Class JG, 4.500%, 04/15/19	44
1,098	Series 2783, Class AT, 4.000%, 04/15/19	1,153
2,714	Series 2809, Class UC, 4.000%, 06/15/19	2,848
122	Series 2827, Class XO, PO, 01/15/23	122
82	Series 2835, Class QO, PO, 12/15/32	76
143	Series 2840, Class JO, PO, 06/15/23	143
339	Series 2922, Class JN, 4.500%, 02/15/20	351
729	Series 2934, Class EC, PO, 02/15/20	725
8	Series 2934, Class EN, PO, 02/15/18	8
608	Series 2934, Class HI, IO, 5.000%, 02/15/20	58
551	Series 2934, Class KI, IO, 5.000%, 02/15/20	51
488	Series 2958, Class QD, 4.500%, 04/15/20	514
1,223	Series 2962, Class BE, 4.500%, 04/15/20	1,305
2,514	Series 2965, Class GD, 4.500%, 04/15/20	2,669
38	Series 2971, Class GC, 5.000%, 07/15/18	38
67	Series 2989, Class PO, PO, 06/15/23	67
4,392	Series 2990, Class UZ, 5.750%, 06/15/35	4,739
1,483	Series 3004, Class EK, 5.500%, 07/15/35	1,549
23	Series 3007, Class AI, IO, 5.500%, 07/15/24	—	(h)
74	Series 3014, Class OD, PO, 08/15/35	62

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
144	Series 3047, Class OB, 5.500%, 12/15/33	145
944	Series 3047, Class OD, 5.500%, 10/15/35	1,070
537	Series 3049, Class XF, VAR, 0.501%, 05/15/33	537
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,535
92	Series 3068, Class AO, PO, 01/15/35	92
385	Series 3068, Class QB, 4.500%, 06/15/20	401
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,346
564	Series 3085, Class WF, VAR, 0.951%, 08/15/35	573
1,003	Series 3102, Class FB, VAR, 0.451%, 01/15/36	1,005
245	Series 3102, Class HS, HB, IF, 24.013%, 01/15/36	370
1,030	Series 3117, Class EO, PO, 02/15/36	962
593	Series 3117, Class OK, PO, 02/15/36	552
17	Series 3122, Class ZB, 6.000%, 03/15/36	18
2,186	Series 3131, Class BK, 5.500%, 03/15/26	2,422
193	Series 3134, Class PO, PO, 03/15/36	180
906	Series 3138, Class PO, PO, 04/15/36	843
31	Series 3149, Class SO, PO, 05/15/36	25
785	Series 3151, Class UC, 5.500%, 08/15/35	826
694	Series 3152, Class MO, PO, 03/15/36	663
194	Series 3171, Class MO, PO, 06/15/36	184
732	Series 3179, Class OA, PO, 07/15/36	683
183	Series 3194, Class SA, IF, IO, 6.949%, 07/15/36	35
700	Series 3211, Class SO, PO, 09/15/36	654
340	Series 3218, Class AO, PO, 09/15/36	320
760	Series 3219, Class DI, IO, 6.000%, 04/15/36	121
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,658
704	Series 3232, Class ST, IF, IO, 6.549%, 10/15/36	105
308	Series 3233, Class OP, PO, 05/15/36	287
189	Series 3242, Class NE, 5.750%, 02/15/34	190
466	Series 3256, Class PO, PO, 12/15/36	409
896	Series 3260, Class CS, IF, IO, 5.989%, 01/15/37	124
486	Series 3261, Class OA, PO, 01/15/37	447
305	Series 3274, Class JO, PO, 02/15/37	283
228	Series 3275, Class FL, VAR, 0.591%, 02/15/37	229
1,118	Series 3290, Class SB, IF, IO, 6.299%, 03/15/37	167
2,341	Series 3315, Class HZ, 6.000%, 05/15/37	2,595
97	Series 3318, Class AO, PO, 05/15/37	93
169	Series 3326, Class JO, PO, 06/15/37	163
571	Series 3331, Class PO, PO, 06/15/37	501
591	Series 3385, Class SN, IF, IO, 5.849%, 11/15/37	69
799	Series 3387, Class SA, IF, IO, 6.269%, 11/15/37	95
1,233	Series 3404, Class SC, IF, IO, 5.849%, 01/15/38	165
5,122	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	62
758	Series 3424, Class PI, IF, IO, 6.649%, 04/15/38	111
1,485	Series 3481, Class SJ, IF, IO, 5.699%, 08/15/38	194
1,059	Series 3505, Class SA, IF, IO, 5.849%, 01/15/39	154
1,207	Series 3511, Class SA, IF, IO, 5.849%, 02/15/39	178
451	Series 3549, Class FA, VAR, 1.351%, 07/15/39	458
457	Series 3607, Class BO, PO, 04/15/36	424
1,122	Series 3607, Class OP, PO, 07/15/37	1,045
668	Series 3607, Class PO, PO, 05/15/37	574
201	Series 3611, Class PO, PO, 07/15/34	186
560	Series 3621, Class BO, PO, 01/15/40	492
633	Series 3720, Class A, 4.500%, 09/15/25	691
2,024	Series 3739, Class LI, IO, 4.000%, 03/15/34	124
5,261	Series 3747, Class HI, IO, 4.500%, 07/15/37	529
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,028
2,584	Series 3759, Class HI, IO, 4.000%, 08/15/37	296
2,499	Series 3760, Class GI, IO, 4.000%, 10/15/37	249

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,708
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,161
171	Series 3798, Class BF, VAR, 0.451%, 06/15/24	172
939	Series 3804, Class FN, VAR, 0.601%, 03/15/39	939
3,942	Series 3819, Class ZQ, 6.000%, 04/15/36	4,416
781	Series 3852, Class QN, IF, 5.500%, 05/15/41	834
2,150	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,322
2,898	Series 3920, Class LP, 5.000%, 01/15/34	3,191
1,518	Series 3925, Class FL, VAR, 0.601%, 01/15/41	1,527
1,276	Series 3957, Class B, 4.000%, 11/15/41	1,324
1,537	Series 3966, Class NA, 4.000%, 12/15/41	1,602
1,114	Series 3997, Class PF, VAR, 0.601%, 11/15/39	1,117
3,543	Series 4048, Class FJ, VAR, 0.552%, 07/15/37	3,527
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,831
7,974	Series 4219, Class JA, 3.500%, 08/15/39	8,208
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,278
1,300	Series 4244, Class GL, 3.000%, 08/15/33	1,182
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,400
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,493	Series 233, Class 11, IO, 5.000%, 09/15/35	251
2,110	Series 233, Class 13, IO, 5.000%, 09/15/35	350
412	Series 243, Class 16, IO, 4.500%, 11/15/20	33
937	Series 243, Class 17, IO, 4.500%, 12/15/20	76
8,645	Series 262, Class 35, 3.500%, 07/15/42	8,876
2,427	Series 264, Class F1, VAR, 0.701%, 07/15/42	2,435
2,253	Series 267, Class F5, VAR, 0.651%, 08/15/42	2,254
2,752	Series 281, Class F1, VAR, 0.651%, 10/15/42	2,751
9,278	Series 299, Class 300, 3.000%, 01/15/43	9,266
2,483	Series 310, Class PO, PO, 09/15/43	1,923
4,927	Series 323, Class 300, 3.000%, 01/15/44	4,870
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
554	Series T-41, Class 3A, VAR, 6.752%, 07/25/32	639
324	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	390
1,902	Series T-54, Class 2A, 6.500%, 02/25/43	2,260
574	Series T-54, Class 3A, 7.000%, 02/25/43	699
230	Series T-58, Class APO, PO, 09/25/43	189
512	Series T-59, Class 1AP, PO, 10/25/43	457
1,998	Series T-76, Class 2A, VAR, 3.457%, 10/25/37	1,971
	Federal National Mortgage Association - ACES,
3,300	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,647
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,514
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,082
654	Series 2012-M11, Class FA, VAR, 0.656%, 08/25/19	656
4,100	Series 2012-M9, Class A2, 2.482%, 04/25/22	4,015
4,200	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	4,085
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,793
8,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,692
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,779
2,500	Series 2014-M3, Class A2, VAR, 3.477%, 01/25/24	2,611
4,545	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19	4,615
1,185	Series 2014-M5, Class FA, VAR, 0.502%, 01/25/17	1,185
	Federal National Mortgage Association Grantor Trust,
923	Series 2002-T19, Class A2, 7.000%, 07/25/42	1,062
713	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	815

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association REMIC,
5		Series 1988-7, Class Z, 9.250%, 04/25/18	5
11		Series 1989-70, Class G, 8.000%, 10/25/19	12
4		Series 1989-78, Class H, 9.400%, 11/25/19	5
9		Series 1989-83, Class H, 8.500%, 11/25/19	10
7		Series 1989-89, Class H, 9.000%, 11/25/19	7
7		Series 1990-1, Class D, 8.800%, 01/25/20	8
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
3		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
15		Series 1990-102, Class J, 6.500%, 08/25/20	17
18		Series 1990-120, Class H, 9.000%, 10/25/20	20
2		Series 1990-134, Class SC, HB, IF, 21.375%, 11/25/20	3
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
8		Series 1991-24, Class Z, 5.000%, 03/25/21	8
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
41		Series 1992-136, Class PK, 6.000%, 08/25/22	45
35		Series 1992-143, Class MA, 5.500%, 09/25/22	38
99		Series 1992-163, Class M, 7.750%, 09/25/22	112
157		Series 1992-188, Class PZ, 7.500%, 10/25/22	181
63		Series 1993-21, Class KA, 7.700%, 03/25/23	71
96		Series 1993-25, Class J, 7.500%, 03/25/23	109
24		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	34
37		Series 1993-62, Class SA, IF, 18.898%, 04/25/23	55
18		Series 1993-165, Class SD, IF, 13.370%, 09/25/23	24
40		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	47
28		Series 1993-179, Class SB, HB, IF, 26.683%, 10/25/23	47
19		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	23
45		Series 1993-199, Class FA, VAR, 0.700%, 10/25/23	45
53		Series 1993-205, Class H, PO, 09/25/23	51
83		Series 1993-225, Class UB, 6.500%, 12/25/23	94
28		Series 1993-230, Class FA, VAR, 0.750%, 12/25/23	29
76		Series 1993-247, Class FE, VAR, 1.150%, 12/25/23	77
35		Series 1993-247, Class SU, IF, 12.249%, 12/25/23	46
61		Series 1993-250, Class Z, 7.000%, 12/25/23	62
299		Series 1994-37, Class L, 6.500%, 03/25/24	337
1,465		Series 1994-40, Class Z, 6.500%, 03/25/24	1,615
65		Series 1995-2, Class Z, 8.500%, 01/25/25	76
269		Series 1995-19, Class Z, 6.500%, 11/25/23	309
315		Series 1996-14, Class SE, IF, IO, 8.040%, 08/25/23	63
8		Series 1996-27, Class FC, VAR, 0.650%, 03/25/17	8
29		Series 1996-59, Class J, 6.500%, 08/25/22	31
319		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	12
21		Series 1997-27, Class J, 7.500%, 04/18/27	23
49		Series 1997-29, Class J, 7.500%, 04/20/27	58
315		Series 1997-39, Class PD, 7.500%, 05/20/27	371
29		Series 1997-42, Class ZC, 6.500%, 07/18/27	32
561		Series 1997-61, Class ZC, 7.000%, 02/25/23	636
95		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	19
11		Series 1998-4, Class C, PO, 04/25/23	11
185		Series 1998-36, Class ZB, 6.000%, 07/18/28	208

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
106		Series 1998-43, Class SA, IF, IO, 16.933%, 04/25/23	43
205		Series 1998-66, Class SB, IF, IO, 8.000%, 12/25/28	39
101		Series 1999-17, Class C, 6.350%, 04/25/29	113
489		Series 1999-18, Class Z, 5.500%, 04/18/29	533
127		Series 1999-38, Class SK, IF, IO, 7.900%, 08/25/23	14
52		Series 1999-52, Class NS, HB, IF, 22.960%, 10/25/23	82
150		Series 1999-62, Class PB, 7.500%, 12/18/29	173
467		Series 2000-2, Class ZE, 7.500%, 02/25/30	539
265		Series 2000-20, Class SA, IF, IO, 8.950%, 07/25/30	65
35		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	9
156		Series 2001-4, Class PC, 7.000%, 03/25/21	172
96		Series 2001-7, Class PF, 7.000%, 03/25/31	111
2		Series 2001-7, Class PR, 6.000%, 03/25/16	2
1		Series 2001-10, Class PR, 6.000%, 04/25/16	1
312		Series 2001-30, Class PM, 7.000%, 07/25/31	358
336		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	67
299		Series 2001-36, Class DE, 7.000%, 08/25/31	345
723		Series 2001-44, Class MY, 7.000%, 09/25/31	834
110		Series 2001-44, Class PD, 7.000%, 09/25/31	125
119		Series 2001-44, Class PU, 7.000%, 09/25/31	137
1,174		Series 2001-48, Class Z, 6.500%, 09/25/21	1,304
90		Series 2001-49, Class Z, 6.500%, 09/25/31	101
86		Series 2001-52, Class KB, 6.500%, 10/25/31	98
81		Series 2001-52, Class XN, 6.500%, 11/25/15	84
1,035		Series 2001-61, Class Z, 7.000%, 11/25/31	1,177
70		Series 2001-71, Class MB, 6.000%, 12/25/16	73
146		Series 2001-71, Class QE, 6.000%, 12/25/16	152
43		Series 2001-72, Class SX, IF, 17.116%, 12/25/31	63
240		Series 2001-74, Class MB, 6.000%, 12/25/16	251
92		Series 2002-1, Class HC, 6.500%, 02/25/22	103
113		Series 2002-1, Class SA, HB, IF, 24.700%, 02/25/32	176
76		Series 2002-1, Class UD, HB, IF, 23.975%, 12/25/23	121
204		Series 2002-2, Class UC, 6.000%, 02/25/17	213
473		Series 2002-3, Class OG, 6.000%, 02/25/17	493
106		Series 2002-7, Class OG, 6.000%, 03/25/17	110
300		Series 2002-7, Class TG, 6.000%, 03/25/17	311
115		Series 2002-10, Class SB, IF, 18.840%, 03/25/17	135
1,088		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	57
16		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	20
–	(h)	Series 2002-18, Class PC, 5.500%, 04/25/17	—	(h)
107		Series 2002-19, Class PE, 6.000%, 04/25/17	111
32		Series 2002-21, Class LO, PO, 04/25/32	30
317		Series 2002-21, Class PE, 6.500%, 04/25/32	346
265		Series 2002-24, Class AJ, 6.000%, 04/25/17	279
94		Series 2002-25, Class SG, IF, 18.960%, 05/25/17	113
819		Series 2002-28, Class PK, 6.500%, 05/25/32	926
190		Series 2002-37, Class Z, 6.500%, 06/25/32	212
198		Series 2002-42, Class C, 6.000%, 07/25/17	209
1,085		Series 2002-48, Class GH, 6.500%, 08/25/32	1,227
429		Series 2002-62, Class ZE, 5.500%, 11/25/17	454
118		Series 2002-63, Class KC, 5.000%, 10/25/17	125
189		Series 2002-77, Class S, IF, 14.208%, 12/25/32	243
617		Series 2002-83, Class CS, 6.881%, 08/25/23	694
866		Series 2002-94, Class BK, 5.500%, 01/25/18	909

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
444	Series 2003-3, Class HJ, 5.000%, 02/25/18	468
2,773	Series 2003-22, Class UD, 4.000%, 04/25/33	2,925
1,168	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	237
766	Series 2003-34, Class AX, 6.000%, 05/25/33	851
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,737
47	Series 2003-35, Class UC, 3.750%, 05/25/33	49
138	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	28
1,295	Series 2003-39, Class LW, 5.500%, 05/25/23	1,421
1,050	Series 2003-41, Class PE, 5.500%, 05/25/23	1,145
300	Series 2003-42, Class GB, 4.000%, 05/25/33	324
29	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
526	Series 2003-47, Class PE, 5.750%, 06/25/33	579
195	Series 2003-52, Class SX, HB, IF, 22.500%, 10/25/31	288
143	Series 2003-64, Class SX, IF, 13.371%, 07/25/33	172
569	Series 2003-71, Class DS, IF, 7.265%, 08/25/33	600
280	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	6
1,195	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	219
89	Series 2003-74, Class SH, IF, 9.900%, 08/25/33	100
377	Series 2003-76, Class GQ, 4.500%, 08/25/18	398
879	Series 2003-80, Class SY, IF, IO, 7.500%, 06/25/23	82
661	Series 2003-81, Class LC, 4.500%, 09/25/18	697
1,450	Series 2003-83, Class PG, 5.000%, 06/25/23	1,533
287	Series 2003-91, Class SD, IF, 12.250%, 09/25/33	347
1,582	Series 2003-116, Class SB, IF, IO, 7.450%, 11/25/33	434
303	Series 2003-122, Class TE, 5.000%, 12/25/22	306
395	Series 2003-128, Class NG, 4.000%, 01/25/19	413
114	Series 2003-130, Class SX, IF, 11.295%, 01/25/34	134
145	Series 2003-132, Class OA, PO, 08/25/33	140
1,513	Series 2004-4, Class QI, IF, IO, 6.950%, 06/25/33	225
143	Series 2004-4, Class QM, IF, 13.900%, 06/25/33	175
687	Series 2004-10, Class SC, HB, IF, 28.000%, 02/25/34	958
674	Series 2004-25, Class PC, 5.500%, 01/25/34	720
1,143	Series 2004-25, Class SA, IF, 19.113%, 04/25/34	1,638
2,236	Series 2004-27, Class HB, 4.000%, 05/25/19	2,371
462	Series 2004-36, Class PC, 5.500%, 02/25/34	493
1,440	Series 2004-36, Class SA, IF, 19.113%, 05/25/34	2,024
488	Series 2004-36, Class SN, IF, 13.900%, 07/25/33	527
1,405	Series 2004-37, Class AG, 4.500%, 11/25/32	1,457
568	Series 2004-46, Class QB, HB, IF, 23.400%, 05/25/34	834
1,853	Series 2004-46, Class SK, IF, 16.088%, 05/25/34	2,403
304	Series 2004-51, Class SY, IF, 13.940%, 07/25/34	387
359	Series 2004-53, Class NC, 5.500%, 07/25/24	395
427	Series 2004-59, Class BG, PO, 12/25/32	394
903	Series 2004-61, Class FH, VAR, 0.950%, 11/25/32	921
119	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	144
279	Series 2004-76, Class CL, 4.000%, 10/25/19	292
547	Series 2004-79, Class SP, IF, 19.388%, 11/25/34	753
124	Series 2004-81, Class AC, 4.000%, 11/25/19	130
4	Series 2004-92, Class JO, PO, 12/25/34	4
135	Series 2005-52, Class PA, 6.500%, 06/25/35	144
1,590	Series 2005-56, Class S, IF, IO, 6.560%, 07/25/35	269
364	Series 2005-66, Class SG, IF, 17.000%, 07/25/35	492
713	Series 2005-68, Class BC, 5.250%, 06/25/35	773
1,705	Series 2005-68, Class PG, 5.500%, 08/25/35	1,889

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
965	Series 2005-68, Class UC, 5.000%, 06/25/35	1,038
725	Series 2005-74, Class CS, IF, 19.607%, 05/25/35	1,028
6,263	Series 2005-84, Class XM, 5.750%, 10/25/35	6,846
2,708	Series 2005-109, Class PC, 6.000%, 12/25/35	2,998
9,651	Series 2005-110, Class GK, 5.500%, 08/25/34	10,145
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,869
2,380	Series 2005-110, Class MN, 5.500%, 06/25/35	2,551
560	Series 2005-116, Class PB, 6.000%, 04/25/34	587
194	Series 2006-15, Class OT, PO, 01/25/36	193
552	Series 2006-16, Class OA, PO, 03/25/36	488
734	Series 2006-22, Class AO, PO, 04/25/36	683
236	Series 2006-23, Class KO, PO, 04/25/36	225
2,312	Series 2006-39, Class WC, 5.500%, 01/25/36	2,533
119	Series 2006-42, Class CF, VAR, 0.600%, 06/25/36	120
1,204	Series 2006-44, Class GO, PO, 06/25/36	1,122
2,695	Series 2006-44, Class P, PO, 12/25/33	2,506
1,706	Series 2006-46, Class UC, 5.500%, 12/25/35	1,871
1,781	Series 2006-53, Class US, IF, IO, 6.430%, 06/25/36	311
1,598	Series 2006-56, Class FC, VAR, 0.440%, 07/25/36	1,599
1,607	Series 2006-56, Class PF, VAR, 0.500%, 07/25/36	1,611
900	Series 2006-56, Class PO, PO, 07/25/36	820
1,160	Series 2006-58, Class AP, PO, 07/25/36	1,097
131	Series 2006-58, Class FL, VAR, 0.610%, 07/25/36	132
527	Series 2006-58, Class PO, PO, 07/25/36	470
767	Series 2006-59, Class QO, PO, 01/25/33	761
3,341	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,141
817	Series 2006-65, Class QO, PO, 07/25/36	762
206	Series 2006-72, Class TO, PO, 08/25/36	194
3,387	Series 2006-77, Class PC, 6.500%, 08/25/36	3,852
684	Series 2006-79, Class DO, PO, 08/25/36	637
559	Series 2006-90, Class AO, PO, 09/25/36	529
226	Series 2006-109, Class PO, PO, 11/25/36	213
1,717	Series 2006-110, Class PO, PO, 11/25/36	1,533
151	Series 2006-111, Class EO, PO, 11/25/36	132
931	Series 2006-118, Class A2, VAR, 0.210%, 12/25/36	911
220	Series 2006-119, Class PO, PO, 12/25/36	205
3,410	Series 2006-124, Class HB, VAR, 5.958%, 11/25/36	3,496
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,104
980	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	160
785	Series 2007-7, Class SG, IF, IO, 6.350%, 08/25/36	157
2,750	Series 2007-14, Class ES, IF, IO, 6.290%, 03/25/37	396
251	Series 2007-15, Class NO, PO, 03/25/22	248
953	Series 2007-16, Class FC, VAR, 0.900%, 03/25/37	971
314	Series 2007-42, Class AO, PO, 05/25/37	289
366	Series 2007-48, Class PO, PO, 05/25/37	337
1,107	Series 2007-54, Class FA, VAR, 0.550%, 06/25/37	1,109
5,924	Series 2007-60, Class AX, IF, IO, 7.000%, 07/25/37	1,022
284	Series 2007-77, Class FG, VAR, 0.650%, 03/25/37	285
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,567
1,955	Series 2007-84, Class PG, 6.000%, 12/25/36	2,056
3,785	Series 2007-88, Class VI, IF, IO, 6.390%, 09/25/37	631
2,551	Series 2007-91, Class ES, IF, IO, 6.310%, 10/25/37	359
1,797	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	395
3,101	Series 2007-101, Class A2, VAR, 0.400%, 06/27/36	3,053
698	Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	775
3,000	Series 2007-114, Class A6, VAR, 0.350%, 10/27/37	2,993
2,135	Series 2007-116, Class HI, IO, VAR, 1.497%, 01/25/38	160

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
44	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	2
1,402	Series 2008-1, Class BI, IF, IO, 5.760%, 02/25/38	154
1,012	Series 2008-10, Class XI, IF, IO, 6.080%, 03/25/38	137
635	Series 2008-16, Class IS, IF, IO, 6.050%, 03/25/38	70
768	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	54
851	Series 2008-24, Class DY, 5.000%, 04/25/23	902
628	Series 2008-27, Class SN, IF, IO, 6.750%, 04/25/38	94
384	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	24
475	Series 2008-42, Class AO, PO, 09/25/36	460
50	Series 2008-44, Class PO, PO, 05/25/38	46
764	Series 2008-47, Class SI, IF, IO, 6.350%, 06/25/23	88
914	Series 2008-53, Class CI, IF, IO, 7.050%, 07/25/38	181
406	Series 2008-76, Class GF, VAR, 0.800%, 09/25/23	408
2,073	Series 2008-80, Class SA, IF, IO, 5.700%, 09/25/38	241
1,274	Series 2008-81, Class SB, IF, IO, 5.700%, 09/25/38	142
1,779	Series 2009-6, Class GS, IF, IO, 6.400%, 02/25/39	353
836	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	80
779	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	65
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	486
1,360	Series 2009-60, Class HT, 6.000%, 08/25/39	1,530
931	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,016
1,389	Series 2009-70, Class CO, PO, 01/25/37	1,224
1,100	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	11
886	Series 2009-99, Class SC, IF, IO, 6.030%, 12/25/39	93
1,037	Series 2009-103, Class MB, VAR, 2.413%, 12/25/39	1,061
1,385	Series 2010-45, Class BD, 4.500%, 11/25/38	1,443
1,580	Series 2010-49, Class SC, IF, 12.360%, 03/25/40	1,864
1,005	Series 2010-64, Class DM, 5.000%, 06/25/40	1,106
1,154	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,274
2,553	Series 2010-133, Class A, 5.500%, 05/25/38	2,778
3,226	Series 2010-147, Class SA, IF, IO, 6.380%, 01/25/41	686
1,448	Series 2010-148, Class MA, 4.000%, 02/25/39	1,488
1,331	Series 2011-2, Class WA, VAR, 5.825%, 02/25/51	1,422
1,837	Series 2011-22, Class MA, 6.500%, 04/25/38	2,074
3,591	Series 2011-30, Class LS, IO, VAR, 2.018%, 04/25/41	254
2,500	Series 2011-31, Class DB, 3.500%, 04/25/31	2,568
7,500	Series 2011-44, Class EB, 3.000%, 05/25/26	7,515
863	Series 2011-75, Class FA, VAR, 0.700%, 08/25/41	872
1,764	Series 2011-118, Class MT, 7.000%, 11/25/41	2,035
2,448	Series 2011-130, Class CA, 6.000%, 12/25/41	2,702
1,519	Series 2012-14, Class FB, VAR, 0.600%, 08/25/37	1,528
8,387	Series 2012-47, Class HF, VAR, 0.550%, 05/25/27	8,420
3,000	Series 2012-66, Class CB, 3.000%, 06/25/32	2,768
5,805	Series 2012-99, Class AE, 2.500%, 05/25/39	5,667
3,641	Series 2012-108, Class F, VAR, 0.650%, 10/25/42	3,631
4,551	Series 2012-137, Class CF, VAR, 0.450%, 08/25/41	4,510
2,000	Series 2013-81, Class TA, 3.000%, 02/25/43	1,975
1,694	Series 2013-90, Class PM, 3.500%, 09/25/43	1,574
2,397	Series 2013-92, Class PO, PO, 09/25/43	1,910
3,349	Series 2013-101, Class AE, 3.000%, 10/25/33	3,196
3,646	Series 2013-101, Class DO, PO, 10/25/43	2,869
3,000	Series 2013-101, Class E, 3.000%, 10/25/33	2,887
3,500	Series 2013-103, Class VG, 3.000%, 03/25/30	3,356
4,000	Series 2013-108, Class GU, 3.000%, 10/25/33	3,757

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4,866		Series 2013-128, Class PO, PO, 12/25/43	3,859
–	(h)	Series G-17, Class S, HB, VAR, 1,065.438%, 06/25/21	6
21		Series G-28, Class S, IF, 14.950%, 09/25/21	26
26		Series G-35, Class M, 8.750%, 10/25/21	29
9		Series G-51, Class SA, HB, IF, 23.532%, 12/25/21	13
–	(h)	Series G92-27, Class SQ, HB, IF, 1,864.430%, 05/25/22	1
135		Series G92-35, Class E, 7.500%, 07/25/22	150
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
16		Series G92-42, Class Z, 7.000%, 07/25/22	18
349		Series G92-44, Class ZQ, 8.000%, 07/25/22	378
21		Series G92-52, Class FD, VAR, 0.171%, 09/25/22	21
158		Series G92-54, Class ZQ, 7.500%, 09/25/22	176
20		Series G92-59, Class F, VAR, 1.401%, 10/25/22	21
41		Series G92-61, Class Z, 7.000%, 10/25/22	47
27		Series G92-62, Class B, PO, 10/25/22	25
140		Series G93-1, Class KA, 7.900%, 01/25/23	159
31		Series G93-5, Class Z, 6.500%, 02/25/23	36
40		Series G93-14, Class J, 6.500%, 03/25/23	45
97		Series G93-17, Class SI, IF, 6.000%, 04/25/23	108
87		Series G93-27, Class FD, VAR, 1.030%, 08/25/23	89
22		Series G93-37, Class H, PO, 09/25/23	21
41		Series G95-1, Class C, 8.800%, 01/25/25	48
		Federal National Mortgage Association REMIC Trust,
932		Series 2003-W1, Class 1A1, VAR, 5.921%, 12/25/42	1,058
360		Series 2003-W1, Class 2A, VAR, 6.663%, 12/25/42	425
140		Series 2003-W4, Class 2A, VAR, 6.386%, 10/25/42	157
68		Series 2007-W7, Class 1A4, HB, IF, 38.280%, 07/25/37	102
2,310		Series 2009-W1, Class A, 6.000%, 12/25/49	2,615
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
13		Series 218, Class 2, IO, 7.500%, 04/01/23	3
13		Series 265, Class 2, 9.000%, 03/01/24	16
160		Series 329, Class 1, PO, 01/01/33	148
453		Series 339, Class 18, IO, 4.500%, 07/01/18	28
646		Series 339, Class 21, IO, 4.500%, 08/25/18	41
325		Series 339, Class 28, IO, 5.500%, 07/01/18	24
210		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	38
749		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	101
633		Series 355, Class 11, IO, 6.000%, 07/01/34	98
269		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	18
1,108		Series 365, Class 8, IO, 5.500%, 05/01/36	199
141		Series 368, Class 3, IO, 4.500%, 11/01/20	10
568		Series 374, Class 5, IO, 5.500%, 08/01/36	103
302		Series 383, Class 32, IO, 6.000%, 01/25/38	54
795		Series 383, Class 33, IO, 6.000%, 01/25/38	144
183		Series 393, Class 6, IO, 5.500%, 04/25/37	31
		Federal National Mortgage Association Trust,
250		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	291
1,072		Series 2004-W15, Class 2AF, VAR, 0.400%, 08/25/44	1,062
742		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	862
2,684		Series 2005-W3, Class 2AF, VAR, 0.370%, 03/25/45	2,679
934		Series 2006-W2, Class 1AF1, VAR, 0.370%, 02/25/46	930
		Government National Mortgage Association,
1,456		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,678

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
981	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,105
1,000	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,132
94	Series 1999-30, Class S, IF, IO, 8.449%, 08/16/29	24
14	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	17
204	Series 1999-40, Class ZW, 7.500%, 11/20/29	239
281	Series 1999-41, Class Z, 8.000%, 11/16/29	334
103	Series 1999-44, Class PC, 7.500%, 12/20/29	120
2,054	Series 1999-44, Class ZC, 8.500%, 12/16/29	2,427
361	Series 1999-44, Class ZG, 8.000%, 12/20/29	431
141	Series 2000-9, Class Z, 8.000%, 06/20/30	170
1,349	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,620
234	Series 2000-12, Class ST, HB, IF, 38.743%, 02/16/30	439
71	Series 2000-16, Class ZN, 7.500%, 02/16/30	73
1,860	Series 2000-21, Class Z, 9.000%, 03/16/30	2,242
14	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	16
275	Series 2000-31, Class Z, 9.000%, 10/20/30	319
157	Series 2000-35, Class ZA, 9.000%, 11/20/30	169
23	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5
123	Series 2001-6, Class SD, IF, IO, 8.399%, 03/16/31	35
221	Series 2001-7, Class PK, 6.500%, 03/20/31	251
187	Series 2001-35, Class SA, IF, IO, 8.099%, 08/16/31	49
153	Series 2001-36, Class S, IF, IO, 7.899%, 08/16/31	39
806	Series 2001-64, Class MQ, 6.500%, 12/20/31	935
216	Series 2002-3, Class SP, IF, IO, 7.239%, 01/16/32	67
267	Series 2002-7, Class PG, 6.500%, 01/20/32	304
819	Series 2002-24, Class AG, IF, IO, 7.799%, 04/16/32	182
74	Series 2002-24, Class SB, IF, 11.698%, 04/16/32	95
1,809	Series 2002-31, Class SE, IF, IO, 7.349%, 04/16/30	407
518	Series 2002-40, Class UK, 6.500%, 06/20/32	594
28	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	35
1,976	Series 2002-45, Class QE, 6.500%, 06/20/32	2,268
663	Series 2002-47, Class PG, 6.500%, 07/16/32	764
1,260	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,447
36	Series 2002-51, Class SG, HB, IF, 31.853%, 04/20/31	69
1,075	Series 2002-52, Class GH, 6.500%, 07/20/32	1,251
498	Series 2002-70, Class PS, IF, IO, 7.551%, 08/20/32	46
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,122
881	Series 2003-11, Class SK, IF, IO, 7.549%, 02/16/33	216
364	Series 2003-12, Class SP, IF, IO, 7.551%, 02/20/33	106
79	Series 2003-24, Class PO, PO, 03/16/33	68
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,544
753	Series 2003-46, Class MG, 6.500%, 05/20/33	888
997	Series 2003-46, Class TC, 6.500%, 03/20/33	1,136
328	Series 2003-52, Class AP, PO, 06/16/33	305
1,813	Series 2003-58, Class BE, 6.500%, 01/20/33	2,070
98	Series 2003-90, Class PO, PO, 10/20/33	81
1,165	Series 2003-112, Class SA, IF, IO, 6.399%, 12/16/33	226
1,045	Series 2003-112, Class TS, IF, IO, 6.801%, 10/20/32	74
3,361	Series 2004-11, Class SW, IF, IO, 5.351%, 02/20/34	420
108	Series 2004-15, Class SA, IF, 19.252%, 12/20/32	118
441	Series 2004-28, Class S, IF, 19.247%, 04/16/34	653
49	Series 2004-68, Class PO, PO, 05/20/31	49
167	Series 2004-73, Class AE, IF, 14.543%, 08/17/34	201
1,898	Series 2004-90, Class SI, IF, IO, 5.951%, 10/20/34	283

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,295	Series 2005-3, Class SB, IF, IO, 5.951%, 01/20/35	193
3,278	Series 2005-17, Class SL, IF, IO, 6.551%, 07/20/34	596
335	Series 2005-35, Class FL, VAR, 0.499%, 03/20/32	335
78	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	3
3,195	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	632
346	Series 2005-68, Class DP, IF, 16.070%, 06/17/35	436
4,677	Series 2005-68, Class KI, IF, IO, 6.151%, 09/20/35	738
572	Series 2005-69, Class SY, IF, IO, 6.601%, 11/20/33	93
607	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	107
319	Series 2006-16, Class OP, PO, 03/20/36	298
3	Series 2006-28, Class GO, PO, 03/20/35	3
904	Series 2006-38, Class SW, IF, IO, 6.351%, 06/20/36	105
1,032	Series 2006-59, Class SD, IF, IO, 6.551%, 10/20/36	184
1,756	Series 2006-65, Class SA, IF, IO, 6.651%, 11/20/36	261
1,103	Series 2007-9, Class DI, IF, IO, 6.361%, 03/20/37	164
2,514	Series 2007-17, Class JI, IF, IO, 6.659%, 04/16/37	396
270	Series 2007-17, Class JO, PO, 04/16/37	252
1,541	Series 2007-19, Class SD, IF, IO, 6.051%, 04/20/37	227
1,562	Series 2007-26, Class SC, IF, IO, 6.051%, 05/20/37	228
1,168	Series 2007-27, Class SA, IF, IO, 6.051%, 05/20/37	173
366	Series 2007-28, Class BO, PO, 05/20/37	319
946	Series 2007-36, Class SE, IF, IO, 6.319%, 06/16/37	142
2,757	Series 2007-40, Class SB, IF, IO, 6.601%, 07/20/37	445
1,647	Series 2007-42, Class SB, IF, IO, 6.601%, 07/20/37	267
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,981
1,183	Series 2007-50, Class AI, IF, IO, 6.626%, 08/20/37	193
169	Series 2007-53, Class SW, IF, 19.757%, 09/20/37	240
755	Series 2007-57, Class PO, PO, 03/20/37	684
935	Series 2007-57, Class QA, IF, IO, 6.351%, 10/20/37	136
1,005	Series 2007-71, Class SB, IF, IO, 6.551%, 07/20/36	85
878	Series 2007-72, Class US, IF, IO, 6.401%, 11/20/37	117
898	Series 2007-73, Class MI, IF, IO, 5.851%, 11/20/37	118
1,746	Series 2007-76, Class SA, IF, IO, 6.381%, 11/20/37	263
893	Series 2007-79, Class SY, IF, IO, 6.401%, 12/20/37	131
558	Series 2007-81, Class SP, IF, IO, 6.501%, 12/20/37	92
1,003	Series 2007-82, Class SA, IF, IO, 6.381%, 12/20/37	151
487	Series 2008-2, Class MS, IF, IO, 7.009%, 01/16/38	83
1,624	Series 2008-2, Class NS, IF, IO, 6.389%, 01/16/38	247
965	Series 2008-10, Class S, IF, IO, 5.681%, 02/20/38	123
125	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	3
705	Series 2008-25, Class SB, IF, IO, 6.751%, 03/20/38	105
695	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	90
1,355	Series 2008-36, Class SH, IF, IO, 6.151%, 04/20/38	203
6,630	Series 2008-40, Class SA, IF, IO, 6.249%, 05/16/38	1,123
1,312	Series 2008-41, Class SA, IF, IO, 6.191%, 05/20/38	200
843	Series 2008-55, Class SA, IF, IO, 6.051%, 06/20/38	125
291	Series 2008-60, Class PO, PO, 01/20/38	280
977	Series 2008-65, Class ME, 5.750%, 09/20/37	1,002
452	Series 2008-71, Class SC, IF, IO, 5.851%, 08/20/38	59
967	Series 2008-93, Class AS, IF, IO, 5.551%, 12/20/38	129
1,470	Series 2009-6, Class SA, IF, IO, 5.949%, 02/16/39	208
966	Series 2009-10, Class SL, IF, IO, 6.349%, 03/16/34	84
2,725	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	511
997	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	193
898	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	194

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,564	Series 2009-22, Class SA, IF, IO, 6.121%, 04/20/39	369
721	Series 2009-25, Class SE, IF, IO, 7.451%, 09/20/38	145
617	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	113
602	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	119
45	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	—	(h)
1,064	Series 2009-43, Class SA, IF, IO, 5.801%, 06/20/39	139
899	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	137
2,254	Series 2009-72, Class SM, IF, IO, 6.099%, 08/16/39	337
484	Series 2009-79, Class OK, PO, 11/16/37	454
700	Series 2010-14, Class CO, PO, 08/20/35	605
549	Series 2010-130, Class CP, 7.000%, 10/16/40	647
3,854	Series 2010-157, Class OP, PO, 12/20/40	3,101
3,651	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	4,136
1,245	Series 2011-22, Class WA, VAR, 5.961%, 02/20/37	1,396
2,650	Series 2011-75, Class SM, IF, IO, 6.451%, 05/20/41	662
3,148	Series 2012-61, Class FM, VAR, 0.551%, 05/16/42	3,143
926	Series 2012-141, Class WC, VAR, 3.757%, 01/20/42	969
4,542	Series 2012-H10, Class FA, VAR, 0.701%, 12/20/61	4,537
2,615	Series 2012-H15, Class FA, VAR, 0.601%, 05/20/62	2,618
3,404	Series 2012-H21, Class CF, VAR, 0.851%, 05/20/61	3,422
2,939	Series 2012-H21, Class DF, VAR, 0.801%, 05/20/61	2,950
4,828	Series 2012-H22, Class FD, VAR, 0.621%, 01/20/61	4,825
1,606	Series 2012-H24, Class FA, VAR, 0.601%, 03/20/60	1,608
3,456	Series 2012-H24, Class FG, VAR, 0.581%, 04/20/60	3,459
1,940	Series 2012-H26, Class MA, VAR, 0.701%, 07/20/62	1,943
2,812	Series 2012-H28, Class FA, VAR, 0.731%, 09/20/62	2,819
3,968	Series 2012-H30, Class PA, VAR, 0.601%, 11/20/59	3,972
2,218	Series 2012-H31, Class FD, VAR, 0.491%, 12/20/62	2,196
4,297	Series 2013-54, Class WA, VAR, 4.714%, 11/20/42	4,678
3,373	Series 2013-75, Class WA, VAR, 5.233%, 06/20/40	3,694
1,725	Series 2013-91, Class WA, VAR, 4.507%, 04/20/43	1,858
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,350
3,084	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,075
1,633	Series 2013-H03, Class FA, VAR, 0.451%, 08/20/60	1,631
1,508	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,503
4,881	Series 2013-H05, Class FB, VAR, 0.552%, 02/20/62	4,873
1,917	Series 2013-H07, Class HA, VAR, 0.561%, 03/20/63	1,902
9,936	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,935
1,831	Series 2013-H08, Class FC, VAR, 0.601%, 02/20/63	1,820
1,982	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,973
4,408	Series 2013-H18, Class JA, VAR, 0.751%, 08/20/63	4,414
1,982	Series 2014-H01, Class FD, VAR, 0.801%, 01/20/64	1,990
	Vendee Mortgage Trust,
510	Series 1994-1, Class 1, VAR, 5.576%, 02/15/24	561
789	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	869
717	Series 1996-1, Class 1Z, 6.750%, 02/15/26	825
575	Series 1996-2, Class 1Z, 6.750%, 06/15/26	667
994	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,180
1,215	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,420
2,277	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,603
5,912	Series 2003-2, Class Z, 5.000%, 05/15/33	6,712

		650,747

	Non-Agency CMO — 7.3%
183	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.385%, 02/02/37 (e)	179

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		AJAX Mortgage Loan Trust,
2,563		Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,534
2,884		Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	2,893
		Alternative Loan Trust,
–	(h)	Series 2002-8, Class A4, 6.500%, 07/25/32	—	(h)
13,478		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	13,623
269		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	271
1,955		Series 2005-1CB, Class 1A6, IF, IO, 6.950%, 03/25/35	417
4,872		Series 2005-20CB, Class 3A8, IF, IO, 4.600%, 07/25/35	588
8,217		Series 2005-22T1, Class A2, IF, IO, 4.920%, 06/25/35	1,099
5,011		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,734
174		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	144
6,728		Series 2005-37T1, Class A2, IF, IO, 4.900%, 09/25/35	950
4,431		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,014
11,141		Series 2005-54CB, Class 1A2, IF, IO, 4.700%, 11/25/35	1,327
2,752		Series 2005-57CB, Class 3A2, IF, IO, 4.950%, 12/25/35	385
1,656		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,528
6,248		Series 2005-J1, Class 1A4, IF, IO, 4.950%, 02/25/35	627
2,407		Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,092
38		Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	38
		American General Mortgage Loan Trust,
1,497		Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	1,499
–	(h)	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	—	(h)
718		Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	728
1,140		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,172
473		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	485
		ASG Resecuritization Trust,
707		Series 2009-1, Class A60, VAR, 2.134%, 06/26/37 (e)	695
323		Series 2009-2, Class A55, VAR, 5.355%, 05/24/36 (e)	324
1,000		Series 2009-2, Class G60, VAR, 5.355%, 05/24/36 (e)	1,018
3,282		Series 2009-3, Class A65, VAR, 2.067%, 03/26/37 (e)	3,283
2,119		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	2,194
801		Series 2010-2, Class A60, VAR, 1.855%, 01/28/37 (e)	791
828		Series 2011-1, Class 3A50, VAR, 2.484%, 11/28/35 (e)	812
		Banc of America Alternative Loan Trust,
174		Series 2003-2, Class PO, PO, 04/25/33	156
192		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	197
300		Series 2003-11, Class PO, PO, 01/25/34	269
149		Series 2004-6, Class 15PO, PO, 07/25/19	147
1,479		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,406
4,100		Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	844
1,198		Series 2006-4, Class 1A4, 6.000%, 05/25/46	812
2,307		Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,293
		Banc of America Funding Trust,
362		Series 2004-1, Class PO, PO, 03/25/34	288
519		Series 2004-2, Class 30PO, PO, 09/20/34	442
343		Series 2004-C, Class 1A1, VAR, 5.082%, 12/20/34	344
853		Series 2005-6, Class 2A7, 5.500%, 10/25/35	854
563		Series 2005-7, Class 30PO, PO, 11/25/35	423
369		Series 2005-8, Class 30PO, PO, 01/25/36	283
1,471		Series 2005-E, Class 4A1, VAR, 2.681%, 03/20/35	1,477
588		Series 2006-A, Class 3A2, VAR, 2.708%, 02/20/36	472
523		Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	536
		Banc of America Mortgage Trust,
121		Series 2003-3, Class 2A1, VAR, 0.700%, 05/25/18	117
113		Series 2003-6, Class 2A1, VAR, 0.600%, 08/25/18	112

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
48	Series 2003-7, Class A2, 4.750%, 09/25/18	49
152	Series 2003-8, Class APO, PO, 11/25/33	122
972	Series 2004-3, Class 15IO, IO, VAR, 0.064%, 04/25/19	4
62	Series 2004-4, Class APO, PO, 05/25/34	54
1,212	Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,235
568	Series 2004-6, Class 2A5, PO, 07/25/34	471
276	Series 2004-6, Class APO, PO, 07/25/34	248
31	Series 2004-8, Class 5PO, PO, 05/25/32	28
36	Series 2004-8, Class XPO, PO, 10/25/34	33
274	Series 2004-A, Class 2A2, VAR, 2.680%, 02/25/34	275
1,042	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	1,046
1,222	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,213
	BCAP LLC Trust,
424	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	440
558	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	575
705	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	713
271	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	277
724	Series 2010-RR6, Class 22A3, VAR, 4.412%, 06/26/36 (e)	741
528	Series 2010-RR7, Class 16A1, VAR, 0.824%, 02/26/47 (e)	522
264	Series 2010-RR7, Class 1A5, VAR, 4.977%, 04/26/35 (e)	263
2,225	Series 2010-RR7, Class 2A1, VAR, 2.207%, 07/26/45 (e)	2,242
318	Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	324
1,500	Series 2010-RR8, Class 3A4, VAR, 5.061%, 05/26/35 (e)	1,423
1,096	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,115
2,104	Series 2011-RR10, Class 2A1, VAR, 1.036%, 09/26/37 (e)	1,926
1,853	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,885
1,791	Series 2011-RR5, Class 11A3, VAR, 0.300%, 05/28/36 (e)	1,688
643	Series 2011-RR5, Class 14A3, VAR, 2.558%, 07/26/36 (e)	640
1,307	Series 2012-RR10, Class 3A1, VAR, 0.340%, 05/26/36 (e)	1,234
1,466	Series 2012-RR2, Class 1A1, VAR, 0.320%, 08/26/36 (e)	1,427
1,149	Series 2012-RR3, Class 2A5, VAR, 1.989%, 05/26/37 (e)	1,151
	Bear Stearns ARM Trust,
174	Series 2003-7, Class 3A, VAR, 2.440%, 10/25/33	175
765	Series 2004-1, Class 12A1, VAR, 2.671%, 04/25/34	771
164	Series 2004-2, Class 14A, VAR, 2.977%, 05/25/34	165
1,686	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	1,713
4,045	Series 2006-1, Class A1, VAR, 2.369%, 02/25/36	4,073
	CAM Mortgage Trust,
44	Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	44
539	Series 2014-1, Class A, SUB, 3.352%, 12/15/53 (e)	540
	CHL Mortgage Pass-Through Trust,
919	Series 2003-26, Class 1A6, 3.500%, 08/25/33	931
18	Series 2003-44, Class A9, PO, 10/25/33	18
225	Series 2003-J7, Class 4A3, IF, 9.579%, 08/25/18	236
553	Series 2004-7, Class 2A1, VAR, 2.479%, 06/25/34	547
383	Series 2004-8, Class 2A1, 4.500%, 06/25/19	394
225	Series 2004-HYB1, Class 2A, VAR, 2.545%, 05/20/34	217
787	Series 2004-HYB3, Class 2A, VAR, 2.342%, 06/20/34	757
675	Series 2004-HYB6, Class A3, VAR, 2.530%, 11/20/34	649
284	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	290
1,478	Series 2005-16, Class A23, 5.500%, 09/25/35	1,364
3,398	Series 2005-22, Class 2A1, VAR, 2.564%, 11/25/35	2,861
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
175	Series 2005-5, Class APO, PO, 08/25/35	154
159	Series 2005-8, Class APO, PO, 11/25/35	127
	Citigroup Mortgage Loan Trust,
1,376	Series 2008-AR4, Class 1A1A, VAR, 2.682%, 11/25/38 (e)	1,390

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
582	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	608
4,802	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	4,947
5,224	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	5,388
	Citigroup Mortgage Loan Trust, Inc.,
297	Series 2003-1, Class 2A5, 5.250%, 10/25/33	308
154	Series 2003-1, Class 2A6, PO, 10/25/33	130
105	Series 2003-1, Class PO2, PO, 10/25/33	95
117	Series 2003-1, Class PO3, PO, 09/25/33	104
114	Series 2003-UP3, Class A3, 7.000%, 09/25/33	118
205	Series 2003-UST1, Class A1, 5.500%, 12/25/18	210
46	Series 2003-UST1, Class PO1, PO, 12/25/18	43
37	Series 2003-UST1, Class PO3, PO, 12/25/18	35
164	Series 2004-UST1, Class A6, VAR, 2.816%, 08/25/34	160
447	Series 2005-1, Class 2A1A, VAR, 2.702%, 04/25/35	352
541	Series 2005-2, Class 2A11, 5.500%, 05/25/35	558
536	Series 2005-5, Class 1A2, VAR, 2.624%, 08/25/35	397
487	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	470
	Credit Suisse First Boston Mortgage Securities Corp.,
685	Series 2003-1, Class DB1, VAR, 6.675%, 02/25/33	692
118	Series 2003-17, Class 2A1, 5.000%, 07/25/18	120
399	Series 2003-21, Class 1A4, 5.250%, 09/25/33	415
532	Series 2003-25, Class 1P, PO, 10/25/33	466
38	Series 2004-5, Class 5P, PO, 08/25/19	37
2,113	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,137
2,352	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,335
	CSMC,
8,582	Series 2010-11R, Class A6, VAR, 1.150%, 06/28/47 (e)	8,213
867	Series 2011-1R, Class A1, VAR, 1.150%, 02/27/47 (e)	866
911	Series 2011-6R, Class 3A1, VAR, 2.714%, 07/28/36 (e)	916
260	Series 2011-7R, Class A1, VAR, 1.401%, 08/28/47 (e)	260
1,029	Series 2011-9R, Class A1, VAR, 2.150%, 03/27/46 (e)	1,034
1,763	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,782
863	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	859
627	CSMC Trust, Series 2010-16, Class A3, VAR, 3.590%, 06/25/50 (e)	622
126	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.284%, 04/26/37 (e)	125
712	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	722
5	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	5
	First Horizon Alternative Mortgage Securities Trust,
1,172	Series 2004-AA4, Class A1, VAR, 2.230%, 10/25/34	1,171
1,755	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,563
2,951	Series 2007-FA4, Class 1A2, IF, IO, 5.500%, 08/25/37	595
	First Horizon Mortgage Pass-Through Trust,
743	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	743
1,535	Series 2005-AR1, Class 2A2, VAR, 2.592%, 04/25/35	1,540
375	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	377
	GMACM Mortgage Loan Trust,
647	Series 2003-AR1, Class A4, VAR, 2.944%, 10/19/33	646
316	Series 2004-J5, Class A7, 6.500%, 01/25/35	333
124	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	127
4,770	Series 2005-AR3, Class 3A4, VAR, 2.848%, 06/19/35	4,740
	GSMPS Mortgage Loan Trust,
976	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,024
1,398	Series 2005-RP3, Class 1AF, VAR, 0.500%, 09/25/35 (e)	1,197
1,056	Series 2005-RP3, Class 1AS, IO, VAR, 4.852%, 09/25/35 (e)	148

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,648	Series 2006-RP2, Class 1AS2, IF, IO, 5.889%, 04/25/36 (e)	606
	GSR Mortgage Loan Trust,
697	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	752
699	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	729
645	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	638
296	Series 2005-4F, Class AP, PO, 05/25/35	270
2,861	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,965
3,529	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,244
3,091	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,102
3,953	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,871
364	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.450%, 05/25/35	365
	Impac Secured Assets Trust,
650	Series 2006-1, Class 2A1, VAR, 0.500%, 05/25/36	645
884	Series 2006-2, Class 2A1, VAR, 0.500%, 08/25/36	872
15,306	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	5
	JP Morgan Mortgage Trust,
1,498	Series 2006-A2, Class 4A1, VAR, 2.698%, 08/25/34	1,498
2,009	Series 2006-A2, Class 5A3, VAR, 2.558%, 11/25/33	2,009
386	Series 2006-A3, Class 6A1, VAR, 2.733%, 08/25/34	390
471	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.664%, 09/26/36 (e)	475
	Lehman Mortgage Trust,
683	Series 2006-2, Class 1A1, VAR, 6.146%, 04/25/36	648
1,343	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,227
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.089%, 11/27/37 (e)	1,015
	MASTR Adjustable Rate Mortgages Trust,
87	Series 2004-4, Class 2A1, VAR, 2.079%, 05/25/34	79
839	Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	851
2,031	Series 2004-13, Class 3A7, VAR, 2.640%, 11/21/34	2,074
392	Series 2004-15, Class 3A1, VAR, 2.892%, 12/25/34	395
	MASTR Alternative Loan Trust,
210	Series 2003-3, Class 1A1, 6.500%, 05/25/33	223
596	Series 2003-9, Class 8A1, 6.000%, 01/25/34	621
652	Series 2004-3, Class 2A1, 6.250%, 04/25/34	689
918	Series 2004-4, Class 10A1, 5.000%, 05/25/24	977
472	Series 2004-6, Class 30PO, PO, 07/25/34	454
696	Series 2004-6, Class 7A1, 6.000%, 07/25/34	724
335	Series 2004-7, Class 30PO, PO, 08/25/34	267
1,263	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,311
191	Series 2004-10, Class 1A1, 4.500%, 09/25/19	194
	MASTR Asset Securitization Trust,
60	Series 2003-2, Class 2A1, 4.500%, 03/25/18	60
19	Series 2003-3, Class 4A1, 5.000%, 04/25/18	19
88	Series 2003-4, Class 3A2, 5.000%, 05/25/18	90
122	Series 2003-12, Class 30PO, PO, 12/25/33	110
89	Series 2004-1, Class 30PO, PO, 02/25/34	79
29	Series 2004-4, Class 3A1, 4.500%, 04/25/19	30
55	Series 2004-6, Class 15PO, PO, 07/25/19	53
78	Series 2004-8, Class 1A1, 4.750%, 08/25/19	79
33	Series 2004-8, Class PO, PO, 08/25/19	31
2,746	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.500%, 05/25/35 (e)	2,334
1,204	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	963
	Merrill Lynch Mortgage Investors Trust,
362	Series 2003-E, Class A1, VAR, 0.770%, 10/25/28	359
862	Series 2004-1, Class 2A1, VAR, 2.146%, 12/25/34	847
666	Series 2004-A, Class A1, VAR, 0.610%, 04/25/29	640
33	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
675		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.470%, 02/25/35	661
505		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	516
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
263		Series 2003-A1, Class A1, 5.500%, 05/25/33	272
117		Series 2003-A1, Class A2, 6.000%, 05/25/33	121
60		Series 2003-A1, Class A5, 7.000%, 04/25/33	62
6		Series 2003-A1, Class A7, 5.000%, 04/25/18	6
		PaineWebber CMO Trust,
1		Series H, Class 4, 8.750%, 04/01/18	1
8		Series P, Class 4, 8.500%, 08/01/19	9
359		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.495%, 05/25/35	367
		RALI Trust,
98		Series 2002-QS16, Class A3, IF, 16.309%, 10/25/17	102
319		Series 2002-QS8, Class A5, 6.250%, 06/25/17	324
4,694		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,887
656		Series 2003-QS12, Class A2A, IF, IO, 7.450%, 06/25/18	65
200		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	13
1,381		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,404
444		Series 2003-QS18, Class A1, 5.000%, 09/25/18	455
1,603		Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,689
269		Series 2003-QS3, Class A2, IF, 16.170%, 02/25/18	305
122		Series 2003-QS3, Class A8, IF, IO, 7.450%, 02/25/18	5
665		Series 2003-QS9, Class A3, IF, IO, 7.400%, 05/25/18	74
2,246		Series 2004-QA6, Class NB2, VAR, 2.968%, 12/26/34	1,885
		RBSSP Resecuritization Trust,
461		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	489
100		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	102
618		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	635
921		Series 2009-12, Class 1A1, VAR, 5.882%, 11/25/33 (e)	972
845		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	865
224		Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	227
		Residential Asset Securitization Trust,
337		Series 2003-A13, Class A3, 5.500%, 01/25/34	345
28		Series 2003-A14, Class A1, 4.750%, 02/25/19	29
3,060		Series 2005-A2, Class A4, IF, IO, 4.900%, 03/25/35	432
823		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	753
		RFMSI Trust,
670		Series 2003-S13, Class A3, 5.500%, 06/25/33	674
110		Series 2003-S14, Class A4, PO, 07/25/18	104
225		Series 2004-S3, Class A1, 4.750%, 03/25/19	230
515		Series 2004-S6, Class 2A6, PO, 06/25/34	457
108		Series 2004-S9, Class 2A1, 4.750%, 12/25/19	110
802		Series 2005-SA4, Class 1A1, VAR, 2.831%, 09/25/35	672
20		RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	18
		Salomon Brothers Mortgage Securities VII, Inc.,
321		Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	328
41		Series 2003-UP2, Class PO1, PO, 12/25/18	36
		Springleaf Mortgage Loan Trust,
1,452		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	1,515
2,100		Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,207
–	(h)	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	—	(h)
1,600		Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,711
2,450		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,483
2,000		Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,095
2,981		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	2,979

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,125
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	595
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	468
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	276
2,332	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,323
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,089
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	885
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	628
3,618	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,612
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,066
880	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	880
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,148
1,233	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 3.896%, 06/25/34	1,225
831	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.481%, 10/19/34	790
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
965	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	987
1,654	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,701
	Structured Asset Securities Corp. Trust,
195	Series 2005-6, Class 4A1, 5.000%, 05/25/35	198
260	Series 2005-10, Class 5A9, 5.250%, 12/25/34	260
	Thornburg Mortgage Securities Trust,
519	Series 2003-4, Class A1, VAR, 0.790%, 09/25/43	510
497	Series 2004-4, Class 3A, VAR, 2.001%, 12/25/44	499
	WaMu Mortgage Pass-Through Certificates Trust,
191	Series 2003-AR8, Class A, VAR, 2.414%, 08/25/33	193
2,737	Series 2003-AR9, Class 1A6, VAR, 2.418%, 09/25/33	2,791
410	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	416
267	Series 2003-S8, Class A6, 4.500%, 09/25/18	271
1,513	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,555
151	Series 2003-S9, Class P, PO, 10/25/33	126
246	Series 2004-AR3, Class A1, VAR, 2.378%, 06/25/34	251
206	Series 2004-AR3, Class A2, VAR, 2.378%, 06/25/34	210
2,200	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,255
304	Series 2006-AR10, Class 2P, VAR, 2.381%, 09/25/36	186
229	Series 2006-AR12, Class 2P, VAR, 1.956%, 10/25/36	159
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
10,052	Series 2005-2, Class 1A4, IF, IO, 4.900%, 04/25/35	1,454
1,937	Series 2005-2, Class 2A3, IF, IO, 4.850%, 04/25/35	253
2,544	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	676
3,142	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,924
2,600	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	556
728	Series 2005-6, Class 2A4, 5.500%, 08/25/35	668
4,664	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,288
2,203	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,217
	Wells Fargo Mortgage-Backed Securities Trust,
251	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	258
475	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	492
577	Series 2004-EE, Class 2A1, VAR, 2.613%, 12/25/34	590
632	Series 2004-EE, Class 3A1, VAR, 2.634%, 12/25/34	642
3,045	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,112
602	Series 2004-V, Class 1A1, VAR, 2.622%, 10/25/34	611
284	Series 2005-16, Class APO, PO, 01/25/36	222
428	Series 2005-AR16, Class 2A1, VAR, 2.616%, 02/25/34	436

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
5,296		Series 2005-AR3, Class 1A1, VAR, 2.620%, 03/25/35	5,386
565		Series 2005-AR8, Class 2A1, VAR, 2.624%, 06/25/35	570
636		Series 2006-2, Class APO, PO, 03/25/36	408
315		Series 2006-4, Class 1APO, PO, 04/25/36	244
1,541		Series 2007-7, Class A7, 6.000%, 06/25/37	1,524
432		Series 2007-11, Class A14, 6.000%, 08/25/37	430

			283,673

		Total Collateralized Mortgage Obligations (Cost $880,533)	934,420

Commercial Mortgage-Backed Securities — 3.7%
		A10 Securitization LLC,
1,187		Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,192
1,284		Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,291
		A10 Term Asset Financing LLC,
3,577		Series 2013-2, Class A, 2.620%, 11/15/27 (e)	3,584
696		Series 2013-2, Class B, 4.380%, 11/15/27 (e)	700
560		BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	555
		Banc of America Commercial Mortgage Trust,
385		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	408
2,218		Series 2006-4, Class A4, 5.634%, 07/10/46	2,398
915		Series 2006-5, Class A4, 5.414%, 09/10/47	984
1,500		Series 2007-5, Class A4, 5.492%, 02/10/51	1,630
		Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400		Series 2005-3, Class A4, 4.668%, 07/10/43	410
1,610		Series 2005-3, Class AM, 4.727%, 07/10/43	1,657
173		Series 2005-6, Class ASB, VAR, 5.177%, 09/10/47	173
		BB-UBS Trust,
4,400		Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,369
2,500		Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,456
		Bear Stearns Commercial Mortgage Securities Trust,
39,178		Series 2005-PWR8, Class X1, IO, VAR, 0.753%, 06/11/41 (e)	221
3,148		Series 2006-PW11, Class A4, VAR, 5.441%, 03/11/39	3,339
91,507		CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.377%, 12/11/49 (e)	801
900		CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.960%, 02/15/31 (e)	901
1,250		Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,289
		COBALT CMBS Commercial Mortgage Trust,
582		Series 2006-C1, Class A4, 5.223%, 08/15/48	623
17,831		Series 2006-C1, Class IO, IO, VAR, 0.777%, 08/15/48	317
		COMM Mortgage Trust,
1,100		Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,129
2,998		Series 2012-CR2, Class XA, IO, VAR, 1.928%, 08/15/45	323
3,500		Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,797
1,060		Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,045
1,000		Series 2014-TWC, Class A, VAR, 1.002%, 02/13/32 (e)	1,000
311		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.090%, 11/17/26 (e)	313
		Commercial Mortgage Trust,
500		Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	510
300		Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	326
700		Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.669%, 03/15/39	746
		DBRR Trust,
47		Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	47
1,537		Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	1,533
–	(h)	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e) (h)	—	(h)
		Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557		Series K029, Class A2, VAR, 3.320%, 02/25/23	2,660

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,459
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,903
4,117	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,292
	GS Mortgage Securities Corp. II,
371	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	371
1,409	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,429
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	494
865	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	918
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,093
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2005-CB11, Class AJ, VAR, 5.390%, 08/12/37	1,036
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	403
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,106
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	979
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,055
39,952	Series 2006-C7, Class XW, IO, VAR, 0.651%, 11/15/38 (e)	567
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	329
822	Series 2007-C2, Class A3, 5.430%, 02/15/40	905
	Merrill Lynch Mortgage Trust,
2,865	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,024
81	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	82
	ML-CFC Commercial Mortgage Trust,
3,124	Series 2006-1, Class A4, VAR, 5.465%, 02/12/39	3,307
29,069	Series 2006-4, Class XC, IO, VAR, 0.206%, 12/12/49 (e)	346
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,100
	Morgan Stanley Capital I Trust,
35,037	Series 2006-IQ12, Class X1, IO, VAR, 0.498%, 12/15/43 (e)	385
67,613	Series 2007-HQ11, Class X, IO, VAR, 0.220%, 02/12/44 (e)	326
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	824
	Morgan Stanley Re-REMIC Trust,
199	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	200
503	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	504
1,232	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,240
4,676	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	4,702
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,539
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,338
10,115	Series 2010-C1, Class APT, 2.650%, 10/29/20	10,410
	NorthStar, (Cayman Islands),
2,447	Series 2013-1A, Class A, VAR, 2.000%, 08/25/29 (e)	2,450
1,392	Series 2013-1A, Class B, VAR, 5.150%, 08/25/29 (e)	1,383
1,673	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.350%, 08/25/29 (e)	1,674
2,221	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	2,221
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	665
1,780	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,821
1,731	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.562%, 08/15/39	1,762
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,258
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,085
10,336	Series 2012-C2, Class XA, IO, VAR, 1.780%, 05/10/63 (e)	891
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	860
1,307	VFC LLC, Series 2013-1, Class A, 3.130%, 03/20/26 (e)	1,322

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,383
4,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	4,257
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,512
1,671	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,671
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,863
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	828

	Total Commercial Mortgage-Backed Securities (Cost $139,351)	143,299

Corporate Bonds — 18.6%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	619
675	4.250%, 03/01/21	734
1,000	5.250%, 12/01/41	1,106

		2,459

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	426
532	1.875%, 01/11/18 (e)	537
981	2.375%, 08/01/18 (e)	1,002
739	2.625%, 09/15/16 (e)	766
1,425	2.950%, 01/11/17 (e)	1,486

		4,217

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	122
400	6.650%, 11/15/37	511
250	6.900%, 08/15/39	328
1,075	7.300%, 04/30/28	1,365
505	8.000%, 10/17/16	587
430	8.875%, 04/26/23	583
	CBS Corp.,
140	5.500%, 05/15/33	155
265	5.750%, 04/15/20	308
150	7.875%, 09/01/23	192
1,000	7.875%, 07/30/30	1,348
190	8.875%, 05/15/19	247
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	364
	Comcast Corp.,
1,082	4.250%, 01/15/33	1,114
2,910	5.900%, 03/15/16	3,185
400	6.450%, 03/15/37	511
1,355	6.500%, 11/15/35	1,740
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	439
162	5.450%, 12/15/14	166
125	8.375%, 03/01/39 (e)	176
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	564
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
435	3.800%, 03/15/22	449
1,000	4.600%, 02/15/21	1,093
862	5.000%, 03/01/21	966
2,000	6.000%, 08/15/40	2,312
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,101
319	4.950%, 05/15/42	325
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,672
	NBCUniversal Media LLC,
310	4.375%, 04/01/21	343
800	5.950%, 04/01/41	976
515	6.400%, 04/30/40	660
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,340
441	4.500%, 05/23/43	414
325	4.700%, 10/15/19	361
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	397
1,218	5.850%, 05/01/17	1,375

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
400	6.550%, 05/01/37	498
800	8.250%, 04/01/19	1,019
	Time Warner Entertainment Co. LP,
160	8.375%, 03/15/23	216
1,250	8.375%, 07/15/33	1,831
	Time Warner, Inc.,
555	4.750%, 03/29/21	620
313	5.375%, 10/15/41	345
150	6.200%, 03/15/40	181
172	6.250%, 03/29/41	210
265	6.500%, 11/15/36	328
250	7.625%, 04/15/31	347
171	7.700%, 05/01/32	239
	Viacom, Inc.,
283	1.250%, 02/27/15	285
500	3.125%, 06/15/22	493
67	3.250%, 03/15/23	66
808	3.875%, 12/15/21	848
464	4.375%, 03/15/43	430
100	4.500%, 03/01/21	109
250	4.500%, 02/27/42	238
333	Walt Disney Co. (The), 0.450%, 12/01/15	334

		36,426

	Multiline Retail — 0.1%
280	Kohl’s Corp., 6.250%, 12/15/17	325
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	496
462	4.375%, 09/01/23	491
157	5.125%, 01/15/42	168
230	7.450%, 07/15/17	272
455	Nordstrom, Inc., 4.000%, 10/15/21	489
	Target Corp.,
200	6.000%, 01/15/18	232
268	7.000%, 01/15/38	363

		2,836

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	615
1,785	Home Depot, Inc. (The), 5.400%, 03/01/16	1,937
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	781
326	5.125%, 11/15/41	368
750	Series B, 7.110%, 05/15/37	1,005

		4,706

	Total Consumer Discretionary	50,644

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	684
920	5.750%, 04/01/36	1,121
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	935
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	114
515	7.750%, 01/15/19	642
440	Coca-Cola Co. (The), 4.875%, 03/15/19	502
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	267
510	4.828%, 07/15/20	578
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	854
255	Diageo Investment Corp., 8.000%, 09/15/22	335
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	930
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	355
	PepsiCo, Inc.,
150	0.800%, 08/25/14	150
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	375
59	7.900%, 11/01/18	74
500	VAR, 0.437%, 02/26/16	501
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	579
698	3.750%, 01/15/22 (e)	729

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	278

		10,291

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
536	4.000%, 12/05/23	566
322	5.300%, 12/05/43	368
979	5.750%, 05/15/41	1,177
250	6.125%, 09/15/39	314
1,049	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,203
	Kroger Co. (The),
900	4.000%, 02/01/24	937
1,100	5.000%, 04/15/42	1,151
2,480	7.500%, 04/01/31	3,273
1,031	Walgreen Co., 3.100%, 09/15/22	1,019
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	885
255	6.200%, 04/15/38	330
350	7.550%, 02/15/30	507

		11,730

	Food Products — 0.3%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	243
1,415	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,781
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	213
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	602
535	4.307%, 05/14/21 (e)	586
850	7.350%, 03/06/19 (e)	1,031
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	225
286	2.100%, 03/15/18	289
365	Kellogg Co., 1.750%, 05/17/17	370
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	835
694	5.000%, 06/04/42	740
1,187	6.125%, 08/23/18	1,385
1,793	6.875%, 01/26/39	2,336
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,553

		12,189

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	215
71	7.500%, 11/01/18	88
768	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	978
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	170

		1,451

	Total Consumer Staples	35,661

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
	Cameron International Corp.,
225	1.600%, 04/30/15	227
199	4.000%, 12/15/23	207
	Halliburton Co.,
714	3.500%, 08/01/23	736
1,620	7.450%, 09/15/39	2,362
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	188
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	115
83	5.250%, 03/15/42	86
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	458
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	353
256	6.375%, 12/15/21	294
905	6.500%, 11/15/20	1,041
198	7.350%, 12/15/41	246
100	7.500%, 04/15/31	119
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	331
113	5.950%, 04/15/42	127
110	6.500%, 08/01/36	130
350	9.875%, 03/01/39	551

		7,571

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 1.5%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	209
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	125
330	8.700%, 03/15/19	427
	Apache Corp.,
138	3.250%, 04/15/22	143
556	4.750%, 04/15/43	582
500	6.900%, 09/15/18	603
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	263
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	949
1,283	2.237%, 05/10/19	1,298
882	2.750%, 05/10/23	848
437	3.814%, 02/10/24	453
900	4.742%, 03/11/21	1,011
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	286
	Canadian Natural Resources Ltd., (Canada),
350	6.250%, 03/15/38	438
1,000	6.750%, 02/01/39	1,325
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	204
490	4.450%, 09/15/42	488
450	6.750%, 11/15/39	587
	Chevron Corp.,
560	2.355%, 12/05/22	537
1,000	4.950%, 03/03/19	1,148
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,838
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	326
	ConocoPhillips,
325	5.200%, 05/15/18	368
525	5.750%, 02/01/19	616
150	6.000%, 01/15/20	179
200	6.500%, 02/01/39	271
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,167
	Devon Energy Corp.,
750	3.250%, 05/15/22	757
522	4.750%, 05/15/42	538
360	6.300%, 01/15/19	426
	Encana Corp., (Canada),
545	6.500%, 05/15/19	648
150	6.500%, 08/15/34	185
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,035
	Enterprise Products Operating LLC,
475	3.900%, 02/15/24	490
318	5.100%, 02/15/45	341
	EOG Resources, Inc.,
379	2.625%, 03/15/23	367
600	4.100%, 02/01/21	656
180	Hess Corp., 7.875%, 10/01/29	246
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	256
1,000	7.875%, 09/15/31	1,395
	Magellan Midstream Partners LP,
1,127	5.150%, 10/15/43	1,223
250	6.550%, 07/15/19	299
	Marathon Oil Corp.,
902	5.900%, 03/15/18	1,041
1,620	6.000%, 10/01/17	1,854
402	Occidental Petroleum Corp., 1.750%, 02/15/17	409
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	803
2,622	6.250%, 03/17/24	2,788
	Petrobras International Finance Co., (Cayman Islands),
1,020	5.375%, 01/27/21	1,059
110	6.750%, 01/27/41	114
175	7.875%, 03/15/19	205
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	376

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,045	6.800%, 05/15/38	1,393
	Petroleos Mexicanos, (Mexico),
393	4.875%, 01/18/24 (e)	418
846	6.375%, 01/23/45 (e)	974
	Phillips 66,
314	2.950%, 05/01/17	329
182	4.300%, 04/01/22	198
831	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	868
	Spectra Energy Capital LLC,
1,500	5.650%, 03/01/20	1,684
500	6.200%, 04/15/18	578
400	8.000%, 10/01/19	504
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	544
452	5.950%, 09/25/43	539
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	894
353	1.200%, 01/17/18	352
406	2.450%, 01/17/23	392
1,071	2.650%, 01/15/24	1,032
313	2.900%, 11/08/20	321
467	3.125%, 08/17/17	496
300	3.150%, 01/23/22	306
253	4.250%, 11/23/41	256
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	216
250	6.850%, 06/01/39	337
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,212
185	5.850%, 02/01/37	203
190	6.250%, 02/01/38	220
850	7.750%, 06/01/19	1,055
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	524
	Tosco Corp.,
310	7.800%, 01/01/27	436
400	8.125%, 02/15/30	592
124	Total Capital Canada Ltd., (Canada), VAR, 0.606%, 01/15/16	125
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	136
262	1.500%, 02/17/17	266
508	1.550%, 06/28/17	516
233	2.875%, 02/17/22	233
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,446
370	4.125%, 01/28/21	405
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	691
340	6.500%, 08/15/18	404
1,100	7.250%, 08/15/38	1,534

		56,921

	Total Energy	64,492

	Financials — 8.7%
	Banks — 3.7%
669	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	680
550	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	567
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,314
900	3.250%, 03/01/16 (e)	939
228	4.875%, 01/12/21 (e)	258
	Bank of America Corp.,
600	2.000%, 01/11/18	604
1,500	Series L, 2.650%, 04/01/19	1,523
520	3.625%, 03/17/16	545
972	4.000%, 04/01/24	994
547	4.100%, 07/24/23	566
2,065	5.000%, 05/13/21	2,303
2,215	5.450%, 07/15/14	2,228
2,730	5.625%, 10/14/16	3,008
740	5.625%, 07/01/20	853
645	Series L, 5.650%, 05/01/18	734

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
420	5.750%, 12/01/17	476
400	5.875%, 01/05/21	468
2,996	6.400%, 08/28/17	3,436
1,564	6.875%, 04/25/18	1,851
875	7.625%, 06/01/19	1,087
1,510	7.800%, 09/15/16	1,721
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14 (e)	744
1,666	1.400%, 09/11/17	1,669
1,106	2.550%, 11/06/22	1,073
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,052
2,000	2.550%, 01/12/17	2,081
737	3.400%, 01/22/15	752
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,314
679	3.850%, 01/22/15 (e)	693
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,614
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	285
800	2.500%, 09/21/15 (e)	822
1,735	2.750%, 02/23/15	1,764
324	3.750%, 05/15/24	328
310	Series 1, 5.000%, 09/22/16	338
700	5.200%, 07/10/14	703
1,000	6.050%, 12/04/17 (e)	1,134
	BB&T Corp.,
750	3.950%, 04/29/16	796
740	4.900%, 06/30/17	811
380	6.850%, 04/30/19	464
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	638
695	Branch Banking & Trust Co., 5.625%, 09/15/16	767
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227
4,000	2.600%, 07/02/15 (e)	4,099
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,644
	Citigroup, Inc.,
450	2.250%, 08/07/15	458
423	3.375%, 03/01/23	419
500	4.450%, 01/10/17	540
433	4.500%, 01/14/22	470
842	4.587%, 12/15/15	891
871	4.700%, 05/29/15	906
483	4.750%, 05/19/15	502
3,127	5.000%, 09/15/14	3,165
250	5.300%, 05/06/44	256
1,225	5.375%, 08/09/20	1,404
865	5.500%, 09/13/25	956
321	5.875%, 01/30/42	383
2,154	6.000%, 08/15/17	2,443
526	6.010%, 01/15/15	544
475	6.125%, 11/21/17	543
282	6.375%, 08/12/14	285
250	6.625%, 01/15/28	308
400	8.125%, 07/15/39	597
1,409	8.500%, 05/22/19	1,805
260	Comerica, Inc., 3.000%, 09/16/15	268
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,117
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	146
2,400	3.200%, 03/11/15 (e)	2,453
455	3.375%, 01/19/17	484
789	3.875%, 02/08/22	837
500	5.800%, 09/30/10 (e) (†)	557
601	Discover Bank, 4.200%, 08/08/23	633
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,056

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Fifth Third Bancorp,
70	2.300%, 03/01/19	70
760	5.450%, 01/15/17	837
600	Fifth Third Bank, 2.375%, 04/25/19	609
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,428
1,745	1.625%, 07/07/14 (e)	1,748
666	4.125%, 08/12/20 (e)	719
575	4.750%, 01/19/21 (e)	643
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	533
530	4.875%, 01/14/22	595
556	5.100%, 04/05/21	634
600	6.100%, 01/14/42	759
300	KeyCorp, 5.100%, 03/24/21	342
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,445
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,537
750	2.750%, 09/28/15 (e)	772
1,000	3.000%, 07/27/16 (e)	1,046
795	3.750%, 03/02/15 (e)	815
250	National City Bank, 5.800%, 06/07/17	282
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	996
1,800	3.125%, 03/20/17 (e)	1,898
945	4.875%, 05/13/21 (e)	1,021
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	843
400	PNC Bank N.A., 6.875%, 04/01/18	473
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	186
	PNC Funding Corp.,
709	3.300%, 03/08/22	726
567	4.375%, 08/11/20	623
970	5.250%, 11/15/15	1,032
950	5.625%, 02/01/17	1,054
595	6.700%, 06/10/19	723
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	984
1,789	2.000%, 10/01/18	1,819
1,000	2.200%, 07/27/18	1,022
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	401
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	908
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,136
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,383
880	SunTrust Banks, Inc., 6.000%, 09/11/17	1,001
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,481
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,386
1,140	2.200%, 07/29/15 (e)	1,165
	U.S. Bancorp,
550	1.650%, 05/15/17	559
675	2.450%, 07/27/15	690
540	3.000%, 03/15/22	546
566	4.125%, 05/24/21	616
1,277	7.500%, 06/01/26	1,713
4,780	Wachovia Corp., 5.750%, 02/01/18	5,483
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,903
850	3.500%, 03/08/22	882
484	4.100%, 06/03/26	488
702	4.480%, 01/16/24	744
500	4.600%, 04/01/21	557
1,280	5.606%, 01/15/44	1,453
2,350	5.625%, 12/11/17	2,675
1,045	SUB, 3.676%, 06/15/16	1,106
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,559
1,000	5.600%, 03/15/16	1,085
250	5.750%, 05/16/16	274
250	6.000%, 11/15/17	288

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	926
2,141	4.875%, 11/19/19	2,414

		142,429

	Capital Markets — 1.7%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,585
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	359
1,789	2.400%, 01/17/17	1,855
900	Series 1, 2.950%, 06/18/15	924
413	3.550%, 09/23/21	435
950	3.650%, 02/04/24	983
760	4.600%, 01/15/20	850
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,241
540	3.500%, 12/10/14	549
867	Series 2, 5.000%, 12/10/19	991
385	6.250%, 09/15/17	445
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,270
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	344
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	676
970	3.875%, 08/18/14	977
355	6.000%, 09/01/17	405
500	FMR LLC, 6.450%, 11/15/39 (e)	630
	Goldman Sachs Group, Inc. (The),
545	2.625%, 01/31/19	552
764	2.900%, 07/19/18	790
400	3.300%, 05/03/15	410
3,060	3.625%, 02/07/16	3,198
492	3.700%, 08/01/15	509
800	4.000%, 03/03/24	814
848	5.250%, 07/27/21	953
1,366	5.375%, 03/15/20	1,548
760	5.500%, 11/15/14	778
800	5.750%, 01/24/22	926
4,140	5.950%, 01/18/18	4,718
949	Series D, 6.000%, 06/15/20	1,105
245	6.150%, 04/01/18	282
345	6.250%, 09/01/17	394
685	6.750%, 10/01/37	822
2,678	7.500%, 02/15/19	3,279
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	505
216	2.000%, 09/25/15 (e)	220
1,445	3.750%, 03/07/17 (e)	1,541
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	689
	Jefferies Group LLC,
450	3.875%, 11/09/15	467
1,015	5.125%, 04/13/18	1,113
1,010	6.450%, 06/08/27	1,143
880	8.500%, 07/15/19	1,096
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16 (e)	379
2,847	5.000%, 02/22/17 (e)	3,118
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,359
1,400	6.250%, 01/14/21 (e)	1,605
750	7.300%, 08/01/14 (e)	758
250	7.625%, 08/13/19 (e)	304
	Morgan Stanley,
179	1.750%, 02/25/16	182
625	4.000%, 07/24/15	648
893	4.200%, 11/20/14	909
871	5.000%, 11/24/25	924
1,000	5.450%, 01/09/17	1,105
1,021	5.500%, 07/24/20	1,168
380	5.500%, 07/28/21	435
1,265	5.625%, 09/23/19	1,456
360	5.750%, 01/25/21	417

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
400	6.625%, 04/01/18	468
970	7.300%, 05/13/19	1,185
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,102
150	5.000%, 03/04/15	155
547	6.700%, 03/04/20	657
	State Street Corp.,
369	3.100%, 05/15/23	360
1,164	3.700%, 11/20/23	1,212
	UBS AG, (Switzerland),
1,337	3.875%, 01/15/15	1,366
365	4.875%, 08/04/20	412
244	5.750%, 04/25/18	281
247	5.875%, 12/20/17	283

		65,619

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	836
	American Express Credit Corp.,
480	2.375%, 03/24/17	498
1,028	2.800%, 09/19/16	1,074
1,150	5.125%, 08/25/14	1,163
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	673
363	1.500%, 09/11/17 (e)	366
533	1.600%, 02/16/18 (e)	535
565	2.125%, 02/28/17 (e)	582
417	2.125%, 10/10/18	424
1,599	2.600%, 09/20/16 (e)	1,664
150	7.625%, 10/01/18 (e)	184
	Capital One Financial Corp.,
273	1.000%, 11/06/15	274
1,281	3.500%, 06/15/23	1,287
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	400
560	5.500%, 03/15/16	608
340	7.050%, 10/01/18	412
585	7.150%, 02/15/19	722
	Ford Motor Credit Co. LLC,
513	2.875%, 10/01/18	530
1,253	3.000%, 06/12/17	1,308
1,917	3.984%, 06/15/16	2,031
561	4.207%, 04/15/16	595
200	4.250%, 09/20/22	212
803	VAR, 1.474%, 05/09/16	816
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,701
207	7.350%, 11/27/32	254
	HSBC USA, Inc.,
800	1.625%, 01/16/18	804
1,500	2.375%, 02/13/15	1,521
	John Deere Capital Corp.,
759	1.200%, 10/10/17	759
335	1.700%, 01/15/20	327
400	2.250%, 04/17/19	406
233	3.150%, 10/15/21	240
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	877
663	PACCAR Financial Corp., 1.600%, 03/15/17	672
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,126
2,480	2.000%, 09/15/16	2,551
558	2.000%, 10/24/18	566
962	3.200%, 06/17/15	990

		31,988

	Diversified Financial Services — 1.1%
1,231	Associates Corp. of North America, 6.950%, 11/01/18	1,474
1,455	Bank of America N.A., 5.300%, 03/15/17	1,604
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,444
840	3.750%, 08/15/21	901
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	752

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,234
285	5.300%, 09/15/43	327
400	Countrywide Financial Corp., 6.250%, 05/15/16	438
	General Electric Capital Corp.,
167	1.000%, 12/11/15	169
1,100	1.625%, 07/02/15	1,113
750	2.300%, 04/27/17	775
2,000	3.150%, 09/07/22	2,024
650	4.625%, 01/07/21	726
2,100	4.650%, 10/17/21	2,340
191	5.300%, 02/11/21	217
2,500	5.400%, 02/15/17	2,789
1,785	5.500%, 01/08/20	2,074
4,380	5.625%, 05/01/18	5,033
1,000	5.650%, 06/09/14	1,001
330	5.875%, 01/14/38	395
2,772	Series A, 6.750%, 03/15/32	3,662
	IntercontinentalExchange Group, Inc.,
447	2.500%, 10/15/18	459
884	4.000%, 10/15/23	935
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	325
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	393
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	570
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,104
681	Series KK, 3.550%, 01/15/24	718
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
1,020	4.300%, 09/22/19	1,137
1,005	4.375%, 03/25/20	1,123
1,280	6.375%, 12/15/38	1,696
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	334

		43,498

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	468
410	5.600%, 05/15/15	430
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	695
651	Allstate Corp. (The), 3.150%, 06/15/23	657
	American International Group, Inc.,
471	4.125%, 02/15/24	495
3,020	5.450%, 05/18/17	3,380
	Aon Corp.,
402	3.125%, 05/27/16	420
346	3.500%, 09/30/15	359
306	6.250%, 09/30/40	385
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	402
233	2.450%, 12/15/15	240
1,111	2.900%, 10/15/20	1,144
233	3.000%, 05/15/22	236
748	4.300%, 05/15/43	744
1,574	4.400%, 05/15/42	1,591
1,810	5.400%, 05/15/18	2,075
120	Chubb Corp. (The), 5.750%, 05/15/18	139
	CNA Financial Corp.,
750	5.850%, 12/15/14	772
798	5.875%, 08/15/20	936
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	452
	Lincoln National Corp.,
345	4.200%, 03/15/22	370
253	4.850%, 06/24/21	283
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	320
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,537
626	2.500%, 10/17/22 (e)	605
540	3.125%, 04/14/16 (e)	564
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,130

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	MetLife, Inc.,
600	4.875%, 11/13/43	647
555	Series A, 6.817%, 08/15/18	665
	Metropolitan Life Global Funding I,
638	1.300%, 04/10/17 (e)	640
604	1.700%, 06/29/15 (e)	612
300	1.875%, 06/22/18 (e)	299
820	2.500%, 09/29/15 (e)	842
400	3.125%, 01/11/16 (e)	416
1,900	3.650%, 06/14/18 (e)	2,032
1,277	3.875%, 04/11/22 (e)	1,358
100	5.125%, 06/10/14 (e)	100
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,734
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	742
350	1.300%, 01/12/15 (e)	352
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	682
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	864
	Pricoa Global Funding I,
384	1.600%, 05/29/18 (e)	378
2,100	5.450%, 06/11/14 (e)	2,103
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	306
953	2.250%, 10/15/18 (e)	959
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,402
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	329

		40,458

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
450	3.500%, 01/31/23	442
567	5.000%, 02/15/24	616
471	American Tower Trust I, 1.551%, 03/15/18 (e)	469
	CommonWealth REIT,
600	5.875%, 09/15/20	657
1,345	6.650%, 01/15/18	1,475
608	ERP Operating LP, 4.625%, 12/15/21	672
	HCP, Inc.,
331	2.625%, 02/01/20	333
161	3.750%, 02/01/19	172
230	4.200%, 03/01/24	239
598	4.250%, 11/15/23	625
970	5.375%, 02/01/21	1,109
732	Health Care REIT, Inc., 4.500%, 01/15/24	774
534	ProLogis LP, 4.250%, 08/15/23	562
	Simon Property Group LP,
917	2.150%, 09/15/17	945
579	4.125%, 12/01/21	628
32	4.200%, 02/01/15	33
200	4.375%, 03/01/21	221
705	5.625%, 08/15/14	712
685	6.100%, 05/01/16	746
345	6.125%, 05/30/18	403
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
579	3.375%, 10/03/22 (e)	597
1,848	6.750%, 09/02/19 (e)	2,251

		14,681

	Total Financials	338,673

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
491	3.625%, 05/22/24	496
1,000	3.875%, 11/15/21	1,059
237	4.500%, 03/15/20	258
500	4.950%, 10/01/41	528
2,000	5.150%, 11/15/41	2,152
265	5.650%, 06/15/42	307
680	5.700%, 02/01/19	794
720	5.750%, 03/15/40	841
	Celgene Corp.,
1,336	3.250%, 08/15/22	1,332

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
659	3.625%, 05/15/24	664

		8,431

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
286	1.850%, 06/15/18	287
270	4.625%, 03/15/15	279
100	Becton Dickinson and Co., 5.000%, 05/15/19	114

		680

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
265	4.500%, 05/15/42	272
440	6.750%, 12/15/37	587
164	McKesson Corp., 0.950%, 12/04/15	165
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	380
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	169
400	2.875%, 03/15/23	393
1,050	3.375%, 11/15/21	1,082
620	6.625%, 11/15/37	821
353	Ventas Realty LP, 3.750%, 05/01/24	356
	WellPoint, Inc.,
467	2.300%, 07/15/18	474
615	3.125%, 05/15/22	617
280	3.300%, 01/15/23	279
500	4.625%, 05/15/42	509
535	4.650%, 01/15/43	545

		6,649

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	177
687	4.150%, 02/01/24	724

		901

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
992	1.750%, 11/06/17	1,000
609	2.900%, 11/06/22	600
275	Actavis, Inc., 3.250%, 10/01/22	270
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	645
	GlaxoSmithKline Capital, Inc.,
750	5.650%, 05/15/18	867
530	6.375%, 05/15/38	691
	Merck & Co., Inc.,
650	1.300%, 05/18/18	643
474	2.400%, 09/15/22	455
562	2.800%, 05/18/23	550
560	Novartis Capital Corp., 3.400%, 05/06/24	571
650	Pfizer, Inc., 3.000%, 06/15/23	646
	Zoetis, Inc.,
193	1.875%, 02/01/18	194
123	4.700%, 02/01/43	127

		7,259

	Total Health Care	23,920

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	464
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	801
200	Boeing Co. (The), 7.950%, 08/15/24	281
557	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	537
415	Honeywell International, Inc., 5.300%, 03/01/18	473
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	399
1,281	4.070%, 12/15/42	1,249
292	4.850%, 09/15/41	322
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	414
215	Precision Castparts Corp., 0.700%, 12/20/15	216
	United Technologies Corp.,
214	1.800%, 06/01/17	219
681	3.100%, 06/01/22	695
914	4.500%, 06/01/42	952
1,261	6.125%, 02/01/19	1,501

		8,523

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Air Freight & Logistics — 0.0% (g)
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	467
160	SUB, 8.375%, 04/01/30	235
214	United Parcel Service, Inc., 2.450%, 10/01/22	208

		910

	Airlines — 0.1%
430	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	432
249	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	269
668	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	720
213	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	242
421	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	480
206	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	210
479	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	523
178	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	196
432	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	468

		3,540

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	752
264	4.125%, 06/15/23	247
328	4.875%, 07/15/42	273
200	Pitney Bowes, Inc., 5.600%, 03/15/18	225
614	Republic Services, Inc., 3.550%, 06/01/22	632
	Waste Management, Inc.,
214	4.750%, 06/30/20	240
465	7.375%, 03/11/19	572

		2,941

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	229
292	2.875%, 05/08/22	290
145	4.375%, 05/08/42	150
789	Fluor Corp., 3.375%, 09/15/21	814

		1,483

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	183
170	4.000%, 11/02/32	170
570	5.600%, 05/15/18	653
300	7.625%, 04/01/24	384

		1,390

	Industrial Conglomerates — 0.1%
667	Danaher Corp., 3.900%, 06/23/21	719
	General Electric Co.,
212	2.700%, 10/09/22	209
436	3.375%, 03/11/24	444
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	531
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23 (e)	433
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,022
409	5.750%, 03/11/18	470
130	7.200%, 06/01/26	162

		3,990

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	160
	Deere & Co.,
819	2.600%, 06/08/22	801
346	3.900%, 06/09/42	330
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	410
1,920	3.900%, 09/01/42	1,824
290	Ingersoll-Rand Co., 6.391%, 11/15/27	347
215	Parker Hannifin Corp., 5.500%, 05/15/18	244

		4,116

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	197
522	3.050%, 03/15/22	521
300	3.450%, 09/15/21	313
136	3.600%, 09/01/20	144
249	3.750%, 04/01/24	258

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
375	4.375%, 09/01/42	372
769	5.150%, 09/01/43	854
1,000	5.400%, 06/01/41	1,150
540	5.650%, 05/01/17	611
335	5.750%, 03/15/18	385
425	5.750%, 05/01/40	509
250	6.700%, 08/01/28	311
250	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	332
	CSX Corp.,
191	4.100%, 03/15/44	181
300	4.250%, 06/01/21	327
575	5.500%, 04/15/41	669
145	6.250%, 04/01/15	152
215	7.375%, 02/01/19	264
500	7.900%, 05/01/17	585
	ERAC USA Finance LLC,
355	2.750%, 03/15/17 (e)	367
559	4.500%, 08/16/21 (e)	609
436	5.625%, 03/15/42 (e)	494
350	6.375%, 10/15/17 (e)	403
746	6.700%, 06/01/34 (e)	937
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	765
595	3.950%, 10/01/42	564
100	6.000%, 03/15/05	120
1,776	6.000%, 05/23/11 (††)	2,140
365	7.700%, 05/15/17	433
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	493
	Ryder System, Inc.,
484	2.500%, 03/01/17	496
434	3.600%, 03/01/16	455
	Union Pacific Corp.,
182	2.950%, 01/15/23	183
838	3.646%, 02/15/24	874
710	4.163%, 07/15/22	775
200	4.300%, 06/15/42	203
235	4.875%, 01/15/15	241

		18,687

	Total Industrials	45,580

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	201
500	3.625%, 03/04/24	514
988	5.500%, 02/22/16	1,073
350	5.500%, 01/15/40	411
755	5.900%, 02/15/39	918

		3,117

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	226
575	3.375%, 11/01/15	594
190	4.500%, 03/01/23	197
165	6.000%, 04/01/20	186
500	6.875%, 06/01/18	571
1,163	7.500%, 01/15/27	1,421

		3,195

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
375	2.600%, 07/15/22	360
271	4.000%, 07/15/42	247

		607

	IT Services — 0.3%
	International Business Machines Corp.,
409	1.250%, 02/06/17	413
3,267	1.625%, 05/15/20	3,135
2,600	5.700%, 09/14/17	2,973
765	6.220%, 08/01/27	970
1,075	7.625%, 10/15/18	1,341
	Xerox Corp.,
271	2.950%, 03/15/17	283
270	4.500%, 05/15/21	293

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
610	5.625%, 12/15/19	705
550	6.750%, 02/01/17	627

		10,740

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
772	3.300%, 10/01/21	801
685	4.000%, 12/15/32	685
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,690
365	Texas Instruments, Inc., 1.650%, 08/03/19	360

		3,536

	Software — 0.2%
470	Intuit, Inc., 5.750%, 03/15/17	528
	Microsoft Corp.,
262	0.875%, 11/15/17	260
720	1.625%, 09/25/15	733
384	2.125%, 11/15/22	367
810	2.375%, 05/01/23	780
1,155	3.625%, 12/15/23	1,216
117	4.500%, 10/01/40	123
	Oracle Corp.,
1,000	3.625%, 07/15/23	1,036
500	5.000%, 07/08/19	571
1,422	5.250%, 01/15/16	1,532
813	5.750%, 04/15/18	942
475	6.500%, 04/15/38	624

		8,712

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,429
2,364	2.850%, 05/06/21	2,397
2,069	VAR, 0.473%, 05/03/18	2,070
300	Dell, Inc., 7.100%, 04/15/28	300
	EMC Corp.,
850	1.875%, 06/01/18	859
1,000	3.375%, 06/01/23	1,013
	Hewlett-Packard Co.,
282	4.300%, 06/01/21	302
472	4.375%, 09/15/21	507
201	4.650%, 12/09/21	220
670	4.750%, 06/02/14	670
849	6.000%, 09/15/41	958

		11,725

	Total Information Technology	41,632

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	530
470	4.125%, 11/15/21	502
223	4.250%, 11/15/20	241
200	5.250%, 11/15/41	218
375	7.375%, 11/01/29	506
73	8.550%, 05/15/19	94
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	650
350	4.900%, 01/15/41	384
1,740	6.000%, 07/15/18	2,042
	Ecolab, Inc.,
447	1.450%, 12/08/17	448
150	5.500%, 12/08/41	177
	Mosaic Co. (The),
280	3.750%, 11/15/21	291
1,456	4.250%, 11/15/23	1,538
79	4.875%, 11/15/41	79
861	5.450%, 11/15/33	960
347	5.625%, 11/15/43	392
85	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	90
	PPG Industries, Inc.,
114	5.500%, 11/15/40	134
700	6.650%, 03/15/18	820
355	9.000%, 05/01/21	466
662	Praxair, Inc., 4.625%, 03/30/15	686
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,257

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
850	7.750%, 10/01/96	1,051

		13,556

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	856
410	5.400%, 03/29/17	460
560	6.500%, 04/01/19	678
	Freeport-McMoRan Copper & Gold, Inc.,
1,329	2.150%, 03/01/17	1,359
738	3.100%, 03/15/20	739
400	3.875%, 03/15/23	395
299	5.450%, 03/15/43	307
283	Nucor Corp., 4.000%, 08/01/23	293
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	318
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	122
550	3.750%, 09/20/21	580
650	9.000%, 05/01/19	855
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	397

		7,359

	Total Materials	20,915

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
731	0.900%, 02/12/16	734
840	3.900%, 03/11/24	872
879	4.300%, 12/15/42	840
462	4.350%, 06/15/45	440
850	4.450%, 05/15/21	935
375	5.350%, 09/01/40	410
250	5.500%, 02/01/18	284
2,700	6.300%, 01/15/38	3,276
1,378	BellSouth Corp., 5.200%, 09/15/14	1,396
469	BellSouth Telecommunications LLC, 6.300%, 12/15/15	483
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	203
531	2.350%, 02/14/19	536
150	9.625%, 12/15/30	239
600	Centel Capital Corp., 9.000%, 10/15/19	719
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	345
1,150	4.875%, 07/08/14	1,155
232	4.875%, 03/06/42 (e)	244
400	6.000%, 07/08/19	473
325	8.654%, 06/15/30	478
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,806
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	269
	Orange S.A., (France),
560	2.750%, 09/14/16	582
1,305	9.000%, 03/01/31	1,960
741	Qwest Corp., 6.750%, 12/01/21	851
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	263
316	5.462%, 02/16/21	359
515	5.877%, 07/15/19	596
300	6.421%, 06/20/16	332
	Verizon Communications, Inc.,
418	2.500%, 09/15/16	433
381	3.450%, 03/15/21	395
938	4.150%, 03/15/24	983
1,762	4.500%, 09/15/20	1,947
100	5.850%, 09/15/35	116
1,795	6.400%, 09/15/33	2,207
175	6.400%, 02/15/38	214
1,250	7.350%, 04/01/39	1,686
1,475	7.750%, 12/01/30	2,024
500	Verizon New England, Inc., 7.875%, 11/15/29	642

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	821
1,444	8.350%, 12/15/30	1,887
500	8.750%, 08/15/31	672

		35,107

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	659
592	3.125%, 07/16/22	582
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	494
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,617
400	8.750%, 05/01/32	565
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	349
1,200	1.625%, 03/20/17	1,215

		5,481

	Total Telecommunication Services	40,588

	Utilities — 1.6%
	Electric Utilities — 1.1%
239	Alabama Power Co., 6.125%, 05/15/38	308
286	American Electric Power Co., Inc., 1.650%, 12/15/17	288
	Arizona Public Service Co.,
296	4.500%, 04/01/42	313
467	5.050%, 09/01/41	528
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	450
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,235
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	885
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	222
224	DTE Electric Co., 2.650%, 06/15/22	221
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	133
660	5.100%, 04/15/18	748
100	6.000%, 01/15/38	128
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	333
245	6.400%, 06/15/38	330
1,320	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,748
	Duke Energy Progress, Inc.,
540	2.800%, 05/15/22	540
273	4.100%, 05/15/42	271
125	4.100%, 03/15/43	124
325	5.300%, 01/15/19	374
	Electricite de France, (France),
770	2.150%, 01/22/19 (e)	777
1,300	6.000%, 01/22/14 (e) (†††)	1,459
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,069
	Florida Power & Light Co.,
420	5.950%, 10/01/33	531
350	5.950%, 02/01/38	448
210	Georgia Power Co., 5.950%, 02/01/39	261
229	Great Plains Energy, Inc., 4.850%, 06/01/21	254
	Hydro-Quebec, (Canada),
350	8.050%, 07/07/24	486
1,000	8.400%, 01/15/22	1,331
100	Indiana Michigan Power Co., 7.000%, 03/15/19	122
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	121
814	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	876
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	402
1,400	5.300%, 10/01/41	1,570
125	MidAmerican Energy Co., 5.300%, 03/15/18	142
	Nevada Power Co.,
55	5.375%, 09/15/40	65
305	5.450%, 05/15/41	369
720	6.500%, 08/01/18	857
100	Series N, 6.650%, 04/01/36	135
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	198
725	6.000%, 03/01/19	844

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
300	7.875%, 12/15/15	332
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	338
510	Northern States Power Co., 6.250%, 06/01/36	666
320	Ohio Power Co., 6.050%, 05/01/18	371
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,005
110	7.000%, 09/01/22	141
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	521
71	3.250%, 09/15/21	73
250	3.250%, 06/15/23	251
217	4.450%, 04/15/42	222
390	4.500%, 12/15/41	400
810	5.625%, 11/30/17	920
100	6.050%, 03/01/34	123
160	8.250%, 10/15/18	201
	PacifiCorp,
180	5.500%, 01/15/19	208
150	5.650%, 07/15/18	173
	PECO Energy Co.,
350	2.375%, 09/15/22	337
175	5.350%, 03/01/18	198
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,468
673	Progress Energy, Inc., 3.150%, 04/01/22	681
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	239
90	3.200%, 11/15/20	94
125	5.800%, 08/01/18	144
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,250
	Public Service Electric & Gas Co.,
210	5.300%, 05/01/18	240
317	5.375%, 11/01/39	379
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	66
	Southern California Edison Co.,
318	Series C, 3.500%, 10/01/23	331
175	4.150%, 09/15/14	177
785	5.500%, 08/15/18	902
200	Series 08-A, 5.950%, 02/01/38	254
1,185	6.050%, 03/15/39	1,520
363	Southern Co. (The), 1.950%, 09/01/16	373
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	733
312	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	308
	Virginia Electric and Power Co.,
64	3.450%, 02/15/24	66
1,415	5.400%, 04/30/18	1,619
630	5.950%, 09/15/17	724
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
275	6.250%, 12/01/15	298
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	99
200	6.500%, 07/01/36	264

		42,388

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
828	4.150%, 01/15/43	829
375	8.500%, 03/15/19	481
308	Boston Gas Co., 4.487%, 02/15/42 (e)	317
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	385

		2,012

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,080
235	5.750%, 10/01/41	263
	PSEG Power LLC,
442	4.300%, 11/15/23	463
772	5.125%, 04/15/20	870
202	Southern Power Co., 5.150%, 09/15/41	222

		2,898

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.4%
	AGL Capital Corp.,
563	3.500%, 09/15/21	585
208	4.400%, 06/01/43	213
1,445	5.875%, 03/15/41	1,791
1,243	6.375%, 07/15/16	1,378
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	728
	Consumers Energy Co.,
216	2.850%, 05/15/22	216
130	5.650%, 04/15/20	153
235	Delmarva Power & Light Co., 4.000%, 06/01/42	230
	Dominion Resources, Inc.,
920	Series F, 5.250%, 08/01/33	1,039
300	7.000%, 06/15/38	406
600	8.875%, 01/15/19	772
289	DTE Energy Co., 3.850%, 12/01/23	303
	NiSource Finance Corp.,
370	3.850%, 02/15/23	380
360	4.450%, 12/01/21	389
1,256	5.800%, 02/01/42	1,434
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	372
275	6.000%, 06/01/26	345
	Sempra Energy,
350	2.875%, 10/01/22	344
1,013	4.050%, 12/01/23	1,071
1,150	6.150%, 06/15/18	1,343
180	6.500%, 06/01/16	200
460	9.800%, 02/15/19	616

		14,308

	Total Utilities	61,606

	Total Corporate Bonds (Cost $672,170)	723,711

Foreign Government Securities — 1.2%
825	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	840
	Israel Government AID Bond, (Israel),
20,000	Zero Coupon, 03/15/18	18,920
1,776	Zero Coupon, 02/15/22	1,449
1,500	Zero Coupon, 11/01/23	1,130
1,500	Zero Coupon, 11/01/24	1,080
1,000	5.500%, 09/18/33	1,257
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,368
700	2.700%, 06/16/15	718
2,220	2.950%, 02/05/15	2,260
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	510
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,183
640	Republic of South Africa, (South Africa), 5.875%, 09/16/25	720
	Republic of Turkey, (Turkey),
719	5.750%, 03/22/24	785
351	6.625%, 02/17/45	408
5,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,943
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,106
1,732	4.000%, 10/02/23	1,823
120	4.750%, 03/08/44	123
4,913	5.550%, 01/21/45	5,613

	Total Foreign Government Securities (Cost $45,763)	47,236

Mortgage Pass-Through Securities — 14.9%
	Federal Home Loan Mortgage Corp.,
31	ARM, 2.089%, 07/01/19	31
418	ARM, 2.124%, 10/01/36	445
107	ARM, 2.220%, 10/01/36	111
427	ARM, 2.290%, 11/01/36	453
943	ARM, 2.303%, 04/01/34	998
1,024	ARM, 2.314%, 04/01/30 - 03/01/37	1,093
355	ARM, 2.353%, 12/01/36	376
547	ARM, 2.355%, 12/01/33	584
641	ARM, 2.375%, 05/01/36 - 11/01/36	683
267	ARM, 2.407%, 02/01/36	284
187	ARM, 2.505%, 02/01/37	200

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
356		ARM, 2.693%, 12/01/34	373
563		ARM, 2.785%, 10/01/36	592
537		ARM, 3.933%, 02/01/36	566
1,844		ARM, 4.007%, 07/01/40	1,966
352		ARM, 4.270%, 07/01/36	366
506		ARM, 5.042%, 01/01/35	529
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
–	(h)	4.000%, 05/01/19	—	(h)
115		4.500%, 08/01/18	122
299		5.000%, 12/01/18	318
2,651		5.500%, 06/01/17 - 01/01/24	2,900
45		6.000%, 04/01/18	47
369		6.500%, 08/01/16 - 02/01/19	387
3		7.000%, 04/01/17	3
–	(h)	7.500%, 10/01/14	—	(h)
1		8.500%, 11/01/15	1
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,767		3.500%, 01/01/32 - 03/01/32	2,900
100		6.000%, 12/01/22	112
301		6.500%, 11/01/22	339
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,459		3.500%, 04/01/43	4,595
1,265		4.000%, 09/01/35	1,344
5,800		4.500%, 05/01/41	6,278
5,046		5.000%, 09/01/34 - 08/01/40	5,585
2,018		5.500%, 10/01/33 - 07/01/35	2,259
361		6.000%, 12/01/33 - 01/01/34	412
1,878		6.500%, 11/01/34 - 11/01/36	2,131
561		7.000%, 07/01/32 - 10/01/36	619
679		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	776
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,928		3.000%, 03/01/33	2,980
24,373		3.500%, 10/01/32 - 06/01/43	25,262
9,449		4.000%, 01/01/32 - 01/01/43	10,018
453		5.500%, 10/01/33 - 01/01/34	492
660		6.000%, 02/01/33	720
89		7.000%, 07/01/29	99
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		12.000%, 08/01/15 - 07/01/19	1
		Federal National Mortgage Association,
68		ARM, 1.688%, 09/01/34	71
1,000		ARM, 1.784%, 01/01/33	1,059
699		ARM, 1.788%, 07/01/33	759
598		ARM, 1.834%, 05/01/35	638
9		ARM, 1.875%, 03/01/19	9
1,742		ARM, 1.899%, 01/01/35	1,832
1,366		ARM, 1.910%, 09/01/35	1,441
449		ARM, 1.921%, 11/01/34	478
603		ARM, 1.940%, 07/01/36	643
301		ARM, 2.039%, 04/01/34	314
6		ARM, 2.101%, 01/01/19	6
627		ARM, 2.120%, 01/01/35	665
1,008		ARM, 2.124%, 11/01/34	1,062
305		ARM, 2.142%, 01/01/36	323
182		ARM, 2.170%, 07/01/34	194
991		ARM, 2.189%, 06/01/35	1,050
775		ARM, 2.191%, 10/01/34	824
260		ARM, 2.199%, 02/01/35	276
535		ARM, 2.204%, 10/01/34	569
189		ARM, 2.217%, 09/01/35	202
171		ARM, 2.220%, 05/01/35	181
20		ARM, 2.262%, 04/01/34	20
335		ARM, 2.265%, 08/01/34	361
307		ARM, 2.274%, 09/01/34	327
655		ARM, 2.276%, 08/01/34	697
301		ARM, 2.277%, 07/01/33 - 11/01/33	309
223		ARM, 2.299%, 01/01/34	237
232		ARM, 2.300%, 06/01/36	247

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
613	ARM, 2.321%, 07/01/33	653
483	ARM, 2.335%, 05/01/34	515
1,716	ARM, 2.341%, 04/01/35	1,825
416	ARM, 2.355%, 04/01/35	445
215	ARM, 2.428%, 01/01/38	225
315	ARM, 2.505%, 10/01/34	335
479	ARM, 2.560%, 09/01/33	510
70	ARM, 2.648%, 09/01/27	75
634	ARM, 2.700%, 10/01/36	680
73	ARM, 2.875%, 01/01/36	73
192	ARM, 2.889%, 02/01/34	193
53	ARM, 3.721%, 03/01/29	56
2,000	3.760%, 11/01/23	2,141
	Federal National Mortgage Association, 15 Year, Single Family,
751	3.500%, 09/01/18 - 07/01/19	795
415	4.000%, 08/01/18 - 10/01/18	442
2,191	4.500%, 06/01/18 - 12/01/19	2,333
786	5.000%, 06/01/18 - 08/01/24	848
765	5.500%, 03/01/20 - 07/01/20	813
4,598	6.000%, 06/01/16 - 01/01/24	5,052
192	6.500%, 03/01/17 - 08/01/20	203
181	7.000%, 03/01/17 - 09/01/17	190
4	7.500%, 03/01/17	4
1	8.000%, 11/01/15	1
	Federal National Mortgage Association, 20 Year, Single Family,
1,606	3.500%, 08/01/32	1,691
114	4.500%, 04/01/24	123
1,095	6.500%, 05/01/22 - 04/01/25	1,233
	Federal National Mortgage Association, 30 Year, FHA/VA,
81	6.000%, 09/01/33	88
1,137	6.500%, 03/01/29 - 08/01/39	1,243
17	7.000%, 02/01/33	19
49	8.000%, 06/01/28	56
16	9.000%, 05/01/18 - 12/01/25	17
	Federal National Mortgage Association, 30 Year, Single Family,
380	4.500%, 11/01/33 - 02/01/35	412
1,482	5.000%, 07/01/33 - 09/01/35	1,653
1,931	5.500%, 09/01/31 - 03/01/34	2,179
2,505	6.000%, 12/01/28 - 09/01/37	2,841
1,160	6.500%, 11/01/29 - 08/01/31	1,318
983	7.000%, 01/01/24 - 01/01/39	1,095
473	7.500%, 08/01/36 - 11/01/37	566
574	8.000%, 03/01/27 - 11/01/28	680
1	9.000%, 04/01/26	1
13	9.500%, 07/01/28	14
1	12.500%, 01/01/16	1
	Federal National Mortgage Association, Other,
1,460	VAR, 0.512%, 01/01/23	1,474
5,918	VAR, 0.542%, 10/01/22 - 01/01/23	5,970
4,954	VAR, 0.612%, 11/01/23	4,996
4,000	VAR, 0.622%, 12/01/23	4,030
3,000	VAR, 0.642%, 11/01/23	3,045
957	VAR, 0.952%, 03/01/22	966
2,415	VAR, 6.070%, 11/01/18	2,622
2,629	04/15/16 - 05/25/17	2,629
2,000	1.690%, 12/01/19	1,956
3,450	1.792%, 05/01/20	3,379
3,935	1.808%, 06/01/20	3,851
2,000	1.940%, 07/01/19	2,013
1,500	2.066%, 12/01/20	1,466
12,000	2.077%, 06/01/20	12,011
4,569	2.097%, 08/01/19	4,604
5,421	2.190%, 09/01/21 - 12/01/22	5,221
1,997	2.211%, 04/01/19	2,034
1,469	2.221%, 04/01/19	1,488
3,990	2.283%, 12/01/22	3,854
5,360	2.390%, 12/01/22	5,233
5,411	2.418%, 12/01/22	5,259

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,962	2.428%, 05/01/23	1,901
3,375	2.449%, 11/01/22	3,295
3,000	2.459%, 12/01/22	2,928
3,500	2.480%, 12/01/22	3,429
5,638	2.490%, 10/01/17	5,857
2,952	2.500%, 06/01/23	2,881
4,000	2.531%, 11/01/22	3,943
2,919	2.542%, 02/01/23	2,854
1,475	2.593%, 06/01/23	1,449
6,968	2.604%, 10/01/22 - 05/01/23	6,824
3,000	2.670%, 07/01/22	2,974
6,807	2.690%, 10/01/17	7,100
3,377	2.704%, 04/01/23	3,356
4,971	2.809%, 07/01/23	4,984
3,228	2.841%, 03/01/22	3,202
1,565	2.862%, 05/01/22	1,585
3,758	2.970%, 11/01/18	3,946
7,336	3.000%, 02/01/22 - 01/01/43	7,428
1,450	3.038%, 05/01/22	1,484
5,961	3.050%, 04/01/22	6,133
7,019	3.070%, 01/01/22	7,260
4,500	3.079%, 07/01/22	4,614
2,000	3.120%, 01/01/22	2,075
2,743	3.160%, 02/01/22	2,848
1,839	3.224%, 05/01/22	1,904
9,755	3.230%, 11/01/20	10,269
1,467	3.255%, 12/01/21	1,531
2,213	3.260%, 01/01/22	2,313
1,982	3.290%, 10/01/20	2,093
3,914	3.306%, 02/01/22	4,077
948	3.375%, 11/01/20	1,007
1,970	3.461%, 11/01/20	2,087
48,796	3.500%, 12/01/32 - 08/01/43	50,328
2,000	3.503%, 08/01/17	2,120
1,932	3.520%, 01/01/18	2,065
1,448	3.544%, 09/01/20	1,535
2,500	3.590%, 08/01/23	2,666
2,848	3.600%, 09/01/20	3,046
7,428	3.621%, 09/01/20	7,908
4,889	3.658%, 10/01/20	5,196
1,500	3.690%, 11/01/23	1,598
4,579	3.730%, 07/01/22	4,915
1,887	3.740%, 07/01/20	2,040
3,000	3.760%, 10/01/23	3,213
975	3.761%, 01/01/25	1,025
5,000	3.792%, 07/01/23	5,278
2,926	3.802%, 09/01/20	3,153
3,000	3.895%, 09/01/21	3,182
2,880	3.906%, 09/01/21	3,110
6,707	3.916%, 09/01/21	7,246
1,950	3.930%, 07/01/20	2,128
4,688	3.947%, 06/01/17	5,009
4,750	3.980%, 11/01/16	4,817
1,540	3.999%, 01/01/21	1,675
9,602	4.000%, 10/01/32 - 07/01/42	10,186
5,000	4.019%, 09/01/21	5,445
1,991	4.061%, 01/01/21	2,174
7,956	4.081%, 07/01/20 - 07/01/21	8,686
1,417	4.130%, 07/01/20	1,556
2,380	4.250%, 04/01/21	2,621
1,660	4.257%, 04/01/20	1,829
4,443	4.267%, 11/01/19 - 08/01/21	4,889
2,096	4.290%, 06/01/20	2,320
1,436	4.302%, 01/01/21	1,596
1,444	4.318%, 07/01/21	1,631
1,462	4.350%, 04/01/20	1,622
2,892	4.369%, 02/01/20 - 04/01/20	3,201
1,435	4.380%, 01/01/21	1,595
1,874	4.381%, 11/01/19	2,070
1,987	4.390%, 05/01/21	2,211

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,000	4.391%, 04/01/21	2,202
2,000	4.402%, 07/01/21	2,214
2,405	4.443%, 08/01/20 - 04/01/21	2,667
2,114	4.474%, 04/01/21	2,349
5,000	4.484%, 06/01/21	5,532
922	4.500%, 03/01/20	1,015
6,736	4.530%, 12/01/19	7,543
4,242	4.540%, 01/01/20	4,704
2,000	4.546%, 02/01/20	2,212
2,880	4.629%, 02/01/21	3,219
3,851	4.794%, 01/01/21	4,307
1,885	5.414%, 07/01/19	2,074
441	5.500%, 03/01/17 - 09/01/33	479
1,230	6.000%, 09/01/37 - 06/01/39	1,359
361	6.500%, 01/01/36 - 07/01/36	394
61	7.000%, 10/01/46	67
55	10.571%, 04/15/19	60
	Government National Mortgage Association II, 30 Year, Single Family,
320	4.500%, 08/20/33	351
3,458	6.000%, 09/20/38	3,934
64	7.500%, 02/20/28 - 09/20/28	75
102	8.000%, 12/20/25 - 09/20/28	121
32	8.500%, 05/20/25	36
	Government National Mortgage Association II, Other,
10,147	4.375%, 06/20/63	10,980
10,506	4.433%, 05/20/63	11,517
3,066	4.462%, 05/20/63	3,350
2,063	4.479%, 04/20/63	2,240
	Government National Mortgage Association, 15 Year, Single Family,
47	6.500%, 06/15/17	49
27	8.000%, 01/15/16	28
	Government National Mortgage Association, 30 Year, Single Family,
328	6.500%, 03/15/28 - 04/15/33	373
198	7.000%, 02/15/33 - 06/15/33	221
44	7.500%, 11/15/22 - 09/15/28	49
17	8.000%, 09/15/22 - 08/15/28	18
2	9.000%, 12/15/16	2
629	9.500%, 10/15/24	707

	Total Mortgage Pass-Through Securities (Cost $568,054)	579,846

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	557
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	489

		1,046

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	161

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	432
1,825	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	2,194
2,500	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	2,504

		5,130

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,808
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 (††)	1,603

		3,411

	Total Municipal Bonds (Cost $8,735)	9,748

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,879
641	Corp. Andina de Fomento, 3.750%, 01/15/16	664

	Total Supranational (Cost $4,471)	4,543

U.S. Government Agency Securities — 2.4%
646	Federal Farm Credit Bank, 5.125%, 11/15/18	745
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	1,973

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
6,000	Federal National Mortgage Association, Zero Coupon, 06/01/17	5,818
	Financing Corp. Fico,
4,500	Zero Coupon, 05/11/18	4,254
2,000	Zero Coupon, 04/05/19	1,836
1,240	Zero Coupon, 09/26/19	1,120
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,944
5,000	Zero Coupon, 04/01/16	4,890
13,319	Zero Coupon, 10/01/19	11,594
	Residual Funding Corp. STRIPS,
7,300	Zero Coupon, 10/15/19	6,598
30,450	Zero Coupon, 07/15/20	26,741
12,930	Zero Coupon, 10/15/20	11,254
	Tennessee Valley Authority,
304	4.625%, 09/15/60	321
3,521	5.250%, 09/15/39	4,250
1,115	5.880%, 04/01/36	1,438
	Tennessee Valley Authority STRIPS,
5,000	Zero Coupon, 11/01/25	3,366
800	Zero Coupon, 06/15/35	337
2,000	Zero Coupon, 05/01/19	1,820

	Total U.S. Government Agency Securities (Cost $91,830)	92,299

U.S. Treasury Obligations — 26.0%
	U.S. Treasury Bonds,
4,900	4.375%, 02/15/38	5,882
7,575	4.500%, 02/15/36	9,249
1,300	4.500%, 05/15/38	1,590
1,750	4.500%, 08/15/39	2,145
1,500	4.750%, 02/15/37	1,896
15,370	5.000%, 05/15/37 (m)	20,058
850	5.250%, 02/15/29	1,096
1,250	5.375%, 02/15/31	1,651
750	6.125%, 11/15/27	1,038
300	6.125%, 08/15/29	421
2,506	6.250%, 08/15/23	3,327
900	6.250%, 05/15/30	1,286
525	6.625%, 02/15/27	750
4,690	7.500%, 11/15/16	5,484
1,881	7.875%, 02/15/21	2,589
864	8.125%, 05/15/21	1,211
1,845	8.500%, 02/15/20	2,531
1,500	8.750%, 05/15/20	2,097
7,000	8.750%, 08/15/20	9,857
20,115	8.875%, 08/15/17	25,200
	U.S. Treasury Coupon STRIPS,
19,751	1.538%, 08/15/16 (n)	19,541
17,000	1.813%, 05/15/21 (n)	14,673
8,400	1.848%, 05/15/18 (n)	8,001
2,000	2.046%, 02/15/18 (n)	1,917
2,435	2.074%, 02/15/20 (n)	2,195
20,475	2.273%, 02/15/21 (n)	17,836
14,078	2.537%, 02/15/22 (n)	11,811
1,500	2.555%, 05/15/22 (n)	1,246
15,200	2.603%, 05/15/23 (n)	12,147
4,800	2.656%, 08/15/22 (n)	3,954
15,025	2.687%, 11/15/21 (m) (n)	12,719
38,935	2.975%, 08/15/20 (m) (n)	34,474
17,577	3.032%, 05/15/19 (n)	16,239
800	3.035%, 05/15/35 (n)	394
1,592	3.075%, 08/15/26 (n)	1,120
6,100	3.232%, 08/15/21 (n)	5,215
5,600	3.253%, 05/15/28 (n)	3,661
27,150	3.262%, 11/15/26 (m) (n)	18,915
3,050	3.289%, 02/15/32 (n)	1,706
48,814	3.362%, 05/15/20 (m) (n)	43,649
1,650	3.394%, 08/15/34 (n)	837
3,000	3.443%, 05/15/31 (n)	1,729
8,300	3.449%, 11/15/27 (n)	5,550
2,350	3.522%, 08/15/32 (n)	1,289
10,550	3.577%, 05/15/32 (n)	5,835
7,150	3.596%, 11/15/31 (n)	4,040

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
28,300	3.602%, 02/15/27 (n)	19,512
19,232	3.605%, 02/15/23 (n)	15,512
1,600	3.704%, 08/15/29 (n)	993
4,805	3.748%, 02/15/29 (n)	3,045
21,411	3.751%, 08/15/17 (n)	20,788
7,000	3.833%, 02/15/31 (n)	4,074
22,360	3.836%, 08/15/19 (n)	20,489
18,741	3.870%, 08/15/18 (n)	17,725
7,140	3.900%, 11/15/32 (n)	3,878
4,500	3.991%, 08/15/31 (n)	2,569
6,400	4.005%, 05/15/30 (n)	3,846
2,500	4.050%, 02/15/33 (n)	1,345
20,736	4.229%, 02/15/17 (n)	20,343
11,150	4.239%, 05/15/33 (n)	5,938
600	4.267%, 08/15/24 (n)	457
2,800	4.278%, 05/15/34 (n)	1,435
600	4.306%, 02/15/26 (n)	431
4,750	4.400%, 11/15/33 (n)	2,481
1,650	4.444%, 11/15/29 (n)	1,013
9,425	4.571%, 11/15/30 (n)	5,546
100	4.676%, 08/15/35 (n)	49
6,675	4.699%, 08/15/27 (n)	4,509
8,860	4.700%, 02/15/28 (n)	5,856
1,200	4.861%, 02/15/35 (n)	597
5,000	4.864%, 02/15/34 (n)	2,588
22,839	4.910%, 11/15/17 (n)	22,038
15,857	5.019%, 11/15/16 (n)	15,641
3,050	5.030%, 08/15/33 (n)	1,609
22,100	5.104%, 02/15/30 (n)	13,423
8,200	5.305%, 08/15/30 (n)	4,875
1,500	5.401%, 05/15/26 (n)	1,066
3,550	5.428%, 05/15/27 (n)	2,422
2,500	5.435%, 11/15/28 (n)	1,602
200	5.527%, 05/15/24 (n)	154
1,400	5.622%, 11/15/24 (n)	1,057
3,000	5.737%, 08/15/28 (n)	1,942
17,230	5.805%, 02/15/15 (m) (n)	17,217
3,595	6.255%, 05/15/15 (n)	3,590
5,665	6.272%, 08/15/14 (m) (n)	5,664
14,257	6.337%, 11/15/15 (n)	14,223
46,801	6.375%, 02/15/16 (n)	46,593
2,049	6.396%, 08/15/15 (n)	2,045
13,056	6.968%, 11/15/14 (m) (n)	13,052
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	418
799	3.625%, 04/15/28 (m)	1,648
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,107
1,000	1.125%, 01/15/21	1,170
630	1.375%, 07/15/18	755
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,915
3,560	0.875%, 01/31/18	3,534
1,500	1.000%, 06/30/19	1,458
4,510	1.000%, 11/30/19	4,348
11,635	1.375%, 11/30/18	11,636
7,400	1.500%, 08/31/18	7,464
31,250	1.750%, 10/31/18 (m)	31,804
10,000	2.000%, 02/15/22	9,885
12,245	2.125%, 12/31/15	12,609
7,500	2.125%, 08/31/20	7,610
1,000	2.125%, 01/31/21	1,009
36,000	2.125%, 08/15/21	36,135
10,000	2.250%, 07/31/18	10,405
21,972	2.625%, 12/31/14	22,293
1,000	2.625%, 02/29/16	1,041
4,575	2.625%, 04/30/16	4,775
9,300	2.625%, 01/31/18	9,820
700	2.625%, 08/15/20	732
2,300	2.625%, 11/15/20	2,400
17,985	2.750%, 05/31/17	19,025

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
2,000	2.750%, 12/31/17	2,121
9,000	3.125%, 10/31/16	9,559
6,015	3.125%, 04/30/17	6,424
11,638	3.125%, 05/15/19	12,533
8,900	3.125%, 05/15/21	9,550
15,700	3.250%, 12/31/16	16,760
12,300	3.250%, 03/31/17	13,173
2,600	3.500%, 02/15/18	2,828
450	3.500%, 05/15/20	494
9,500	3.625%, 02/15/21	10,509
5,000	3.750%, 11/15/18	5,524
10,000	4.000%, 02/15/15	10,275
	U.S. Treasury Principal STRIPS,
16,180	Zero Coupon, 02/15/15	16,169
1,000	Zero Coupon, 05/15/16	993

	Total U.S. Treasury Obligations (Cost $963,512)	1,011,191

Loan Assignments — 0.4%
	Financials — 0.6%
	Real Estate Management & Development — 0.4%
	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom),
1,672	VAR, 4.500%, 07/15/14 (i)	1,666
	Invitation Homes, Revolving Loan,
3,567	VAR, 3.750%, 03/15/15 (i)	3,550
	Progress Residential LP, Revolving Loan,
6,365	VAR, 4.000%, 09/04/15 (i)	6,333
	Tricon Capital Group Inc., Revolving Loan, (Canada),
3,585	VAR, 4.100%, 06/13/15 (i)	3,567

	Total Loan Assignments (Cost $15,116)	15,116

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
124,607	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $124,607)	124,607

	Total Investments — 100.9% (Cost $3,749,373)	3,923,162
	Liabilities in Excess of Other Assets — (0.9)%	(34,301)

	NET ASSETS — 100.0%	$3,888,861

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
CDO	—	Collateralized Debt Obligation
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date..
(†)	—	Security matures in 2110.
(††)	—	Security matures in 2111.
(†††)	—	Security matures in 2114.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,550
Aggregate gross unrealized depreciation	(18,835)

Net unrealized appreciation/depreciation	$173,715

Federal income tax cost of investments	$3,749,447

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Core Bond Trust

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$125,530	$111,616	$237,146
Collateralized Mortgage Obligations
Agency CMO	—	639,684	11,063	650,747
Non-Agency CMO	—	237,013	46,660	283,673

Total Collateralized Mortgage Obligations	—	876,697	57,723	934,420

Commercial Mortgage-Backed Securities	—	126,242	17,057	143,299
Corporate Bonds
Consumer Discretionary	—	50,644	—	50,644
Consumer Staples	—	35,661	—	35,661
Energy	—	64,492	—	64,492
Financials	—	338,673	—	338,673
Health Care	—	23,920	—	23,920
Industrials	—	42,040	3,540	45,580
Information Technology	—	41,632	—	41,632
Materials	—	20,915	—	20,915
Telecommunication Services	—	40,588	—	40,588
Utilities	—	61,606	—	61,606

Total Corporate Bonds	—	720,171	3,540	723,711

Foreign Government Securities	—	47,236	—	47,236
Mortgage Pass-Through Securities	—	579,846	—	579,846
Municipal Bonds	—	9,748	—	9,748
Supranational	—	4,543	—	4,543
U.S. Government Agency Securities	—	92,299	—	92,299
U.S. Treasury Obligations	—	1,011,191	—	1,011,191
Loan Assignments
Financials	—	—	15,116	15,116
Short-Term Investment
Investment Company	124,607	—	—	124,607

Total Investments in Securities	$124,607	$3,593,503	$205,052	$3,923,162

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Asset-Backed Securities	$95,936	$73	230	$14	$26,876	$(10,665)	$—	$(848)	$111,616
Collateralized Mortgage Obligations — Agency CMO	5,515	(2)	658	(1,589)	33	(1)	9,271	(2,822)	11,063
Collateralized Mortgage Obligations — Non-Agency CMO	48,682	—	224	(659)	853	(2,132)	—	(308)	46,660
Commercial Mortgage-Backed Securities	18,872	—	35	760	—	(2,610)	—	—	17,057
Corporate Bonds — Industrials	3,605	—	12	(1)	35	(111)	—	—	3,540
Loan Assignments — Financials	13,732	—	610	—	5,516	(4,742)	—	—	15,116

Total	$186,342	$71	$1,769	$(1,475)	$33,313	$(20,261)	$9,271	$(3,978)	$205,052

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to approximately $718,000.

JPMorgan Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$18,057	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.14% (3.50%)
			Constant Default Rate	0.00% - 13.00% (4.95%)
			Yield (Discount Rate of Cash Flows)	1.01% - 8.68% (3.78%)

Asset-Backed Securities	18,057

	45,409	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (7.81%)
			Constant Default Rate	0.00% - 9.16% (2.60%)
			PSA Prepayment Model	145.00% - 1,085.00% (436.79%)
			Yield (Discount Rate of Cash Flows)	(152.92%) - 36.33% (4.90%)

Collateralized Mortgage Obligations	45,409

	5,970	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (69.97%)
			Yield (Discount Rate of Cash Flows)	(5.15%) - 4.29% (1.38%)

Commercial Mortgage-Backed Securities	5,970

Total	69,436

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was $135,616,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 11.8%
		Auto Components — 0.4%
5		BorgWarner, Inc.	303
6		Delphi Automotive plc, (United Kingdom)	406
6		Goodyear Tire & Rubber Co. (The)	153
14		Johnson Controls, Inc.	677

			1,539

		Automobiles — 0.7%
83		Ford Motor Co.	1,367
27		General Motors Co.	951
5		Harley-Davidson, Inc.	331

			2,649

		Distributors — 0.1%
3		Genuine Parts Co.	280

		Diversified Consumer Services — 0.1%
–	(h)	Graham Holdings Co., Class B	62
6		H&R Block, Inc.	172

			234

		Hotels, Restaurants & Leisure — 1.7%
9		Carnival Corp.	370
1		Chipotle Mexican Grill, Inc. (a)	358
3		Darden Restaurants, Inc.	139
5		International Game Technology	65
5		Marriott International, Inc., Class A	287
21		McDonald’s Corp.	2,117
16		Starbucks Corp.	1,168
4		Starwood Hotels & Resorts Worldwide, Inc.	323
3		Wyndham Worldwide Corp.	200
2		Wynn Resorts Ltd.	367
9		Yum! Brands, Inc.	722

			6,116

		Household Durables — 0.4%
6		D.R. Horton, Inc.	142
3		Garmin Ltd., (Switzerland)	153
1		Harman International Industries, Inc.	150
3		Leggett & Platt, Inc.	99
4		Lennar Corp., Class A	152
1		Mohawk Industries, Inc. (a)	175
6		Newell Rubbermaid, Inc.	172
7		PulteGroup, Inc.	141
2		Whirlpool Corp.	235

			1,419

		Internet & Catalog Retail — 1.3%
8		Amazon.com, Inc. (a)	2,452
2		Expedia, Inc.	158
1		Netflix, Inc. (a)	527
1		Priceline Group, Inc. (The) (a)	1,407
2		TripAdvisor, Inc. (a)	227

			4,771

		Leisure Products — 0.1%
2		Hasbro, Inc.	132
7		Mattel, Inc.	279

			411

		Media — 3.6%
5		Cablevision Systems Corp., Class A	80
12		CBS Corp. (Non-Voting), Class B	694
55		Comcast Corp., Class A	2,869
10		DIRECTV (a)	824
5		Discovery Communications, Inc., Class A (a)	361
5		Gannett Co., Inc.	133
9		Interpublic Group of Cos., Inc. (The)	171
11		News Corp., Class A (a)	179
5		Omnicom Group, Inc.	387
2		Scripps Networks Interactive, Inc., Class A	177
6		Time Warner Cable, Inc.	826
19		Time Warner, Inc.	1,314
41		Twenty-First Century Fox, Inc., Class A	1,449
8		Viacom, Inc., Class B	717
34		Walt Disney Co. (The)	2,887

			13,068

		Multiline Retail — 0.6%
6		Dollar General Corp. (a)	334
4		Dollar Tree, Inc. (a)	233
2		Family Dollar Stores, Inc.	118
4		Kohl’s Corp.	231
8		Macy’s, Inc.	465
3		Nordstrom, Inc.	205
13		Target Corp.	757

			2,343

		Specialty Retail — 2.0%
1		AutoNation, Inc. (a)	76
1		AutoZone, Inc. (a)	379
4		Bed Bath & Beyond, Inc. (a)	273
6		Best Buy Co., Inc.	160
5		CarMax, Inc. (a)	209
2		GameStop Corp., Class A	92

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
Specialty Retail — continued
6	Gap, Inc. (The)	230
30	Home Depot, Inc. (The)	2,383
5	L Brands, Inc.	295
22	Lowe’s Cos., Inc.	1,038
2	O’Reilly Automotive, Inc. (a)	332
2	PetSmart, Inc.	126
5	Ross Stores, Inc.	310
14	Staples, Inc.	154
2	Tiffany & Co.	231
15	TJX Cos., Inc. (The)	817
3	Tractor Supply Co.	191
2	Urban Outfitters, Inc. (a)	77

		7,373

	Textiles, Apparel & Luxury Goods — 0.8%
6	Coach, Inc.	238
1	Fossil Group, Inc. (a)	106
4	Michael Kors Holdings Ltd., (Hong Kong) (a)	357
16	NIKE, Inc., Class B	1,207
2	PVH Corp.	227
1	Ralph Lauren Corp.	191
3	Under Armour, Inc., Class A (a)	174
7	V.F. Corp.	468

		2,968

	Total Consumer Discretionary	43,171

Consumer Staples — 9.6%
	Beverages — 2.1%
3	Brown-Forman Corp., Class B	317
80	Coca-Cola Co. (The)	3,269
5	Coca-Cola Enterprises, Inc.	229
4	Constellation Brands, Inc., Class A (a)	297
4	Dr. Pepper Snapple Group, Inc.	240
3	Molson Coors Brewing Co., Class B	219
3	Monster Beverage Corp. (a)	198
32	PepsiCo, Inc.	2,836

		7,605

	Food & Staples Retailing — 2.3%
9	Costco Wholesale Corp.	1,076
25	CVS Caremark Corp.	1,953
11	Kroger Co. (The)	520
5	Safeway, Inc.	167
12	Sysco Corp.	463
18	Walgreen Co.	1,326
34	Wal-Mart Stores, Inc.	2,619
8	Whole Foods Market, Inc.	300

		8,424

	Food Products — 1.7%
14	Archer-Daniels-Midland Co.	624
4	Campbell Soup Co.	173
9	ConAgra Foods, Inc.	286
13	General Mills, Inc.	723
3	Hershey Co. (The)	308
3	Hormel Foods Corp.	140
2	JM Smucker Co. (The)	224
5	Kellogg Co.	374
3	Keurig Green Mountain, Inc.	307
13	Kraft Foods Group, Inc.	748
3	McCormick & Co., Inc. (Non-Voting)	200
4	Mead Johnson Nutrition Co.	381
36	Mondelez International, Inc., Class A	1,349
6	Tyson Foods, Inc., Class A	241

		6,078

	Household Products — 1.9%
3	Clorox Co. (The)	245
18	Colgate-Palmolive Co.	1,259
8	Kimberly-Clark Corp.	899
57	Procter & Gamble Co. (The)	4,620

		7,023

	Personal Products — 0.1%
9	Avon Products, Inc.	131
5	Estee Lauder Cos., Inc. (The), Class A	413

		544

	Tobacco — 1.5%
42	Altria Group, Inc.	1,746
8	Lorillard, Inc.	475
33	Philip Morris International, Inc.	2,960
7	Reynolds American, Inc.	392

		5,573

	Total Consumer Staples	35,247

Energy — 10.3%
	Energy Equipment & Services — 2.0%
9	Baker Hughes, Inc.	650
4	Cameron International Corp. (a)	276
1	Diamond Offshore Drilling, Inc.	75
5	Ensco plc, (United Kingdom), Class A	259
5	FMC Technologies, Inc. (a)	289
18	Halliburton Co.	1,160

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Energy Equipment & Services — continued
2	Helmerich & Payne, Inc.	249
6	Nabors Industries Ltd., (Bermuda)	144
9	National Oilwell Varco, Inc.	740
5	Noble Corp. plc, (United Kingdom)	169
3	Rowan Cos. plc, Class A	81
28	Schlumberger Ltd.	2,868
7	Transocean Ltd., (Switzerland)	304

		7,264

	Oil, Gas & Consumable Fuels — 8.3%
11	Anadarko Petroleum Corp.	1,093
8	Apache Corp.	776
9	Cabot Oil & Gas Corp.	323
11	Chesapeake Energy Corp.	307
40	Chevron Corp.	4,944
26	ConocoPhillips	2,067
5	CONSOL Energy, Inc.	213
8	Denbury Resources, Inc.	127
8	Devon Energy Corp.	597
12	EOG Resources, Inc.	1,219
3	EQT Corp.	340
91	Exxon Mobil Corp.	9,161
6	Hess Corp.	526
14	Kinder Morgan, Inc.	472
15	Marathon Oil Corp.	539
6	Marathon Petroleum Corp.	555
4	Murphy Oil Corp.	224
3	Newfield Exploration Co. (a)	105
8	Noble Energy, Inc.	547
17	Occidental Petroleum Corp.	1,671
4	ONEOK, Inc.	283
6	Peabody Energy Corp.	92
12	Phillips 66	1,051
3	Pioneer Natural Resources Co.	633
4	QEP Resources, Inc.	121
3	Range Resources Corp.	321
7	Southwestern Energy Co. (a)	338
14	Spectra Energy Corp.	573
3	Tesoro Corp.	156
11	Valero Energy Corp.	629
14	Williams Cos., Inc. (The)	678

		30,681

	Total Energy	37,945

Financials — 15.7%
	Banks — 5.8%
223	Bank of America Corp.	3,374
15	BB&T Corp.	568
64	Citigroup, Inc.	3,046
4	Comerica, Inc.	184
18	Fifth Third Bancorp	372
18	Huntington Bancshares, Inc.	162
80	JPMorgan Chase & Co. (q)	4,438
19	KeyCorp	257
3	M&T Bank Corp.	332
11	PNC Financial Services Group, Inc. (The)	960
30	Regions Financial Corp.	305
11	SunTrust Banks, Inc.	432
38	U.S. Bancorp	1,622
101	Wells Fargo & Co.	5,128
4	Zions Bancorp	111

		21,291

	Capital Markets — 2.0%
4	Ameriprise Financial, Inc.	453
24	Bank of New York Mellon Corp. (The)	827
3	BlackRock, Inc.	808
25	Charles Schwab Corp. (The)	622
6	E*TRADE Financial Corp. (a)	124
9	Franklin Resources, Inc.	470
9	Goldman Sachs Group, Inc. (The)	1,419
9	Invesco Ltd.	335
2	Legg Mason, Inc.	108
30	Morgan Stanley	913
5	Northern Trust Corp.	284
9	State Street Corp.	594
6	T. Rowe Price Group, Inc.	451

		7,408

	Consumer Finance — 0.9%
19	American Express Co.	1,763
12	Capital One Financial Corp.	953
10	Discover Financial Services	587
9	Navient Corp. (a)	143

		3,446

	Diversified Financial Services — 1.9%
38	Berkshire Hathaway, Inc., Class B (a)	4,872
7	CME Group, Inc.	479
2	IntercontinentalExchange Group, Inc.	476
7	Leucadia National Corp.	170
6	McGraw Hill Financial, Inc.	467

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Diversified Financial Services — continued
4	Moody’s Corp.	339
2	NASDAQ OMX Group, Inc. (The)	94

		6,897

	Insurance — 2.8%
7	ACE Ltd., (Switzerland)	736
10	Aflac, Inc. (m)	589
9	Allstate Corp. (The)	549
31	American International Group, Inc.	1,669
6	Aon plc, (United Kingdom)	571
2	Assurant, Inc.	103
5	Chubb Corp. (The)	480
3	Cincinnati Financial Corp.	152
10	Genworth Financial, Inc., Class A (a)	178
9	Hartford Financial Services Group, Inc. (The)	326
6	Lincoln National Corp.	267
6	Loews Corp.	278
12	Marsh & McLennan Cos., Inc.	581
24	MetLife, Inc.	1,207
6	Principal Financial Group, Inc.	271
12	Progressive Corp. (The)	289
10	Prudential Financial, Inc.	802
2	Torchmark Corp.	151
7	Travelers Cos., Inc. (The)	694
5	Unum Group	186
6	XL Group plc, (Ireland)	189

		10,268

	Real Estate Investment Trusts (REITs) — 2.2%
8	American Tower Corp.	747
3	Apartment Investment & Management Co., Class A	97
3	AvalonBay Communities, Inc.	364
3	Boston Properties, Inc.	389
7	Crown Castle International Corp.	541
7	Equity Residential	438
1	Essex Property Trust, Inc.	235
11	General Growth Properties, Inc.	262
10	HCP, Inc.	403
6	Health Care REIT, Inc.	387
16	Host Hotels & Resorts, Inc.	352
9	Kimco Realty Corp.	198
3	Macerich Co. (The)	196
4	Plum Creek Timber Co., Inc.	168
11	Prologis, Inc.	437
3	Public Storage	526
7	Simon Property Group, Inc.	1,103
6	Ventas, Inc.	415
4	Vornado Realty Trust	393
3	Washington Prime Group, Inc. (a) (m)	66
12	Weyerhaeuser Co.	387

		8,104

	Real Estate Management & Development — 0.0% (g)
6	CBRE Group, Inc., Class A (a)	176

	Thrifts & Mortgage Finance — 0.1%
10	Hudson City Bancorp, Inc.	98
7	People’s United Financial, Inc.	94

		192

	Total Financials	57,782

Health Care — 13.1%
	Biotechnology — 2.4%
4	Alexion Pharmaceuticals, Inc. (a)	694
16	Amgen, Inc.	1,847
5	Biogen Idec, Inc. (a)	1,592
9	Celgene Corp. (a)	1,310
32	Gilead Sciences, Inc. (a)	2,635
2	Regeneron Pharmaceuticals, Inc. (a)	510
5	Vertex Pharmaceuticals, Inc. (a)	359

		8,947

	Health Care Equipment & Supplies — 2.0%
33	Abbott Laboratories	1,302
11	Baxter International, Inc.	852
4	Becton, Dickinson & Co.	479
28	Boston Scientific Corp. (a)	358
2	C.R. Bard, Inc.	242
4	CareFusion Corp. (a)	189
10	Covidien plc, (Ireland)	695
3	DENTSPLY International, Inc.	141
2	Edwards Lifesciences Corp. (a)	184
1	Intuitive Surgical, Inc. (a)	298
21	Medtronic, Inc.	1,288
6	St. Jude Medical, Inc.	388
6	Stryker Corp.	525
2	Varian Medical Systems, Inc. (a)	180
4	Zimmer Holdings, Inc.	373

		7,494

	Health Care Providers & Services — 2.1%
8	Aetna, Inc.	593

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Health Care Providers & Services — continued
5	AmerisourceBergen Corp.	354
7	Cardinal Health, Inc.	511
6	Cigna Corp.	518
4	DaVita HealthCare Partners, Inc. (a)	263
16	Express Scripts Holding Co. (a)	1,170
3	Humana, Inc.	404
2	Laboratory Corp. of America Holdings (a)	185
5	McKesson Corp.	920
2	Patterson Cos., Inc.	68
3	Quest Diagnostics, Inc.	182
2	Tenet Healthcare Corp. (a)	96
21	UnitedHealth Group, Inc.	1,661
6	WellPoint, Inc.	646

		7,571

	Health Care Technology — 0.1%
6	Cerner Corp. (a)	337

	Life Sciences Tools & Services — 0.5%
7	Agilent Technologies, Inc.	400
2	PerkinElmer, Inc.	107
8	Thermo Fisher Scientific, Inc.	966
2	Waters Corp. (a)	180

		1,653

	Pharmaceuticals — 6.0%
34	AbbVie, Inc.	1,820
4	Actavis plc (a)	777
6	Allergan, Inc.	1,054
35	Bristol-Myers Squibb Co.	1,724
21	Eli Lilly & Co.	1,244
5	Forest Laboratories, Inc. (a)	477
4	Hospira, Inc. (a)	173
60	Johnson & Johnson	6,053
62	Merck & Co., Inc.	3,588
8	Mylan, Inc. (a)	391
3	Perrigo Co. plc, (Ireland)	390
135	Pfizer, Inc.	3,988
11	Zoetis, Inc.	324

		22,003

	Total Health Care	48,005

Industrials — 10.6%
	Aerospace & Defense — 2.7%
14	Boeing Co. (The)	1,951
7	General Dynamics Corp.	810
17	Honeywell International, Inc.	1,540
2	L-3 Communications Holdings, Inc.	219
6	Lockheed Martin Corp.	932
5	Northrop Grumman Corp.	556
3	Precision Castparts Corp.	775
7	Raytheon Co.	647
3	Rockwell Collins, Inc.	225
6	Textron, Inc.	234
18	United Technologies Corp.	2,064

		9,953

	Air Freight & Logistics — 0.8%
3	C.H. Robinson Worldwide, Inc.	187
4	Expeditors International of Washington, Inc.	194
6	FedEx Corp.	845
15	United Parcel Service, Inc., Class B	1,557

		2,783

	Airlines — 0.3%
18	Delta Air Lines, Inc.	715
15	Southwest Airlines Co.	391

		1,106

	Building Products — 0.1%
2	Allegion plc, (Ireland)	99
8	Masco Corp.	160

		259

	Commercial Services & Supplies — 0.5%
4	ADT Corp. (The) (m)	125
2	Cintas Corp.	132
4	Iron Mountain, Inc.	112
4	Pitney Bowes, Inc.	118
6	Republic Services, Inc.	202
2	Stericycle, Inc. (a)	205
10	Tyco International Ltd., (Switzerland)	424
9	Waste Management, Inc.	407

		1,725

	Construction & Engineering — 0.1%
3	Fluor Corp.	254
3	Jacobs Engineering Group, Inc. (a)	153
5	Quanta Services, Inc. (a)	156

		563

	Electrical Equipment — 0.6%
5	AMETEK, Inc.	274
10	Eaton Corp. plc	739
15	Emerson Electric Co.	989

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Electrical Equipment — continued
3	Rockwell Automation, Inc.	355

		2,357

	Industrial Conglomerates — 2.4%
13	3M Co.	1,893
13	Danaher Corp.	994
212	General Electric Co.	5,668
2	Roper Industries, Inc.	297

		8,852

	Machinery — 1.7%
13	Caterpillar, Inc.	1,375
4	Cummins, Inc.	560
8	Deere & Co.	711
4	Dover Corp.	313
3	Flowserve Corp.	214
8	Illinois Tool Works, Inc.	713
5	Ingersoll-Rand plc	326
2	Joy Global, Inc.	121
7	PACCAR, Inc.	473
2	Pall Corp.	196
3	Parker Hannifin Corp.	394
4	Pentair Ltd., (Ireland)	311
1	Snap-on, Inc.	144
3	Stanley Black & Decker, Inc.	287
4	Xylem, Inc.	145

		6,283

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	82
3	Equifax, Inc.	182
6	Nielsen N.V.	289
3	Robert Half International, Inc.	132

		685

	Road & Rail — 1.0%
21	CSX Corp.	625
2	Kansas City Southern	250
7	Norfolk Southern Corp.	658
1	Ryder System, Inc.	98
10	Union Pacific Corp.	1,912

		3,543

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	281
1	W.W. Grainger, Inc.	333

		614

	Total Industrials	38,723

Information Technology — 18.6%
	Communications Equipment — 1.8%
109	Cisco Systems, Inc.	2,675
2	F5 Networks, Inc. (a)	173
2	Harris Corp.	174
10	Juniper Networks, Inc. (a)	244
5	Motorola Solutions, Inc.	321
36	QUALCOMM, Inc.	2,869

		6,456

	Electronic Equipment, Instruments & Components — 0.4%
3	Amphenol Corp., Class A	320
28	Corning, Inc.	588
3	FLIR Systems, Inc.	104
4	Jabil Circuit, Inc.	74
9	TE Connectivity Ltd., (Switzerland)	514

		1,600

	Internet Software & Services — 3.1%
4	Akamai Technologies, Inc. (a)	205
25	eBay, Inc. (a)	1,247
36	Facebook, Inc., Class A (a)	2,280
6	Google, Inc., Class A (a)	3,403
6	Google, Inc., Class C (a)	3,339
3	VeriSign, Inc. (a)	133
20	Yahoo!, Inc. (a)	686

		11,293

	IT Services — 3.4%
13	Accenture plc, (Ireland), Class A	1,094
1	Alliance Data Systems Corp. (a)	287
10	Automatic Data Processing, Inc.	810
13	Cognizant Technology Solutions Corp., Class A (a)	623
3	Computer Sciences Corp.	193
6	Fidelity National Information Services, Inc.	332
5	Fiserv, Inc. (a)	323
21	International Business Machines Corp.	3,806
22	MasterCard, Inc., Class A	1,645
7	Paychex, Inc.	281
3	Teradata Corp. (a)	141
3	Total System Services, Inc.	105
11	Visa, Inc., Class A	2,296
12	Western Union Co. (The)	187
23	Xerox Corp.	290

		12,413

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 2.1%
7	Altera Corp.	222
7	Analog Devices, Inc.	345
26	Applied Materials, Inc.	516
5	Avago Technologies Ltd., (Singapore)	372
12	Broadcom Corp., Class A	371
1	First Solar, Inc. (a)	92
105	Intel Corp.	2,865
4	KLA-Tencor Corp.	230
3	Lam Research Corp. (a)	212
5	Linear Technology Corp.	230
4	Microchip Technology, Inc.	200
22	Micron Technology, Inc. (a)	640
12	NVIDIA Corp.	222
23	Texas Instruments, Inc.	1,074
6	Xilinx, Inc.	264

		7,855

	Software — 3.5%
10	Adobe Systems, Inc. (a)	632
5	Autodesk, Inc. (a)	251
7	CA, Inc.	195
3	Citrix Systems, Inc. (a)	214
7	Electronic Arts, Inc. (a)	229
6	Intuit, Inc.	474
159	Microsoft Corp.	6,522
73	Oracle Corp.	3,069
4	Red Hat, Inc. (a)	200
12	Salesforce.com, Inc. (a)	623
15	Symantec Corp.	321

		12,730

	Technology Hardware, Storage & Peripherals — 4.3%
19	Apple, Inc.	11,907
43	EMC Corp.	1,135
40	Hewlett-Packard Co.	1,339
7	NetApp, Inc.	259
5	SanDisk Corp.	460
7	Seagate Technology plc, (Ireland)	372
4	Western Digital Corp.	389

		15,861

	Total Information Technology	68,208

Materials — 3.5%
	Chemicals — 2.6%
4	Air Products & Chemicals, Inc.	536
1	Airgas, Inc.	149
1	CF Industries Holdings, Inc.	267
26	Dow Chemical Co. (The)	1,336
20	E.I. du Pont de Nemours & Co.	1,355
3	Eastman Chemical Co.	284
6	Ecolab, Inc.	623
3	FMC Corp.	215
2	International Flavors & Fragrances, Inc.	170
9	LyondellBasell Industries N.V., Class A	907
11	Monsanto Co.	1,349
7	Mosaic Co. (The)	357
3	PPG Industries, Inc.	589
6	Praxair, Inc.	820
2	Sherwin-Williams Co. (The)	368
3	Sigma-Aldrich Corp.	248

		9,573

	Construction Materials — 0.1%
3	Vulcan Materials Co.	168
	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	103
3	Ball Corp.	179
2	Bemis Co., Inc.	89
4	MeadWestvaco Corp.	149
3	Owens-Illinois, Inc. (a)	115
4	Sealed Air Corp.	136

		771

	Metals & Mining — 0.5%
25	Alcoa, Inc.	336
2	Allegheny Technologies, Inc.	94
22	Freeport-McMoRan Copper & Gold, Inc.	746
11	Newmont Mining Corp.	240
7	Nucor Corp.	340
3	United States Steel Corp.	70

		1,826

	Paper & Forest Products — 0.1%
9	International Paper Co.	441

	Total Materials	12,779

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
110	AT&T, Inc.	3,895
12	CenturyLink, Inc.	459
21	Frontier Communications Corp.	122
87	Verizon Communications, Inc.	4,363
13	Windstream Holdings, Inc.	120

	Total Telecommunication Services	8,959

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
Utilities — 3.0%
	Electric Utilities — 1.7%
10	American Electric Power Co., Inc.	549
15	Duke Energy Corp.	1,059
7	Edison International	379
4	Entergy Corp.	284
18	Exelon Corp.	666
9	FirstEnergy Corp.	298
9	NextEra Energy, Inc.	894
7	Northeast Utilities	302
5	Pepco Holdings, Inc.	146
2	Pinnacle West Capital Corp.	129
13	PPL Corp.	467
19	Southern Co. (The)	820
11	Xcel Energy, Inc.	323

		6,316

	Gas Utilities — 0.0% (g)
3	AGL Resources, Inc.	134

	Independent Power & Renewable Electricity Producers — 0.1%
14	AES Corp.	196
7	NRG Energy, Inc.	244

		440

	Multi-Utilities — 1.2%
5	Ameren Corp.	201
9	CenterPoint Energy, Inc.	218
6	CMS Energy Corp.	167
6	Consolidated Edison, Inc.	340
12	Dominion Resources, Inc.	846
4	DTE Energy Co.	284
2	Integrys Energy Group, Inc.	98
7	NiSource, Inc.	247
10	PG&E Corp.	443
11	Public Service Enterprise Group, Inc.	416
3	SCANA Corp.	155
5	Sempra Energy	481
4	TECO Energy, Inc.	75
5	Wisconsin Energy Corp.	217

		4,188

	Total Utilities	11,078

	Total Common Stocks (Cost $181,365)	361,897

Exchange Traded Fund — 0.3%
4	SPDR S&P 500 ETF Trust (Cost $792)	847

PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.1%
	U.S. Treasury Obligation — 0.1%
345	U.S. Treasury Bill, 0.028%, 07/10/14 (k) (n)	345

SHARES
	Investment Company — 0.0% (g)
132	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m)	132

	Total Short-Term Investments (Cost $477)	477

	Total Investments — 99.0% (Cost $182,634)	363,221
	Other Assets in Excess of Liabilities — 1.0%	3,785

	NET ASSETS — 100.0%	$367,006

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
37	E-mini S&P 500	06/20/14	$3,555	$180

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,180
Aggregate gross unrealized depreciation	(1,593)

Net unrealized appreciation/depreciation	$180,587

Federal income tax cost of investments	$182,634

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$362,876	$345	$–	$363,221
Appreciation in Other Financial Instruments
Futures Contracts	$180	$–	$–	$180

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.6%
106	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.950%, 12/27/22 (e)	107
	Ally Auto Receivables Trust,
44	Series 2012-1, Class A3, 0.930%, 02/16/16	44
173	Series 2012-2, Class A3, 0.740%, 04/15/16	173
10	Series 2012-5, Class A2, 0.450%, 07/15/15	10
344	Series 2013-2, Class A3, 0.790%, 01/15/18	345
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
	American Credit Acceptance Receivables Trust,
42	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	42
24	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	24
119	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	119
	AmeriCredit Automobile Receivables Trust,
67	Series 2011-5, Class A3, 1.550%, 07/08/16	67
44	Series 2012-1, Class A3, 1.230%, 09/08/16	44
8	Series 2012-4, Class A2, 0.490%, 04/08/16	7
57	Series 2013-1, Class A2, 0.490%, 06/08/16	57
53	Series 2013-1, Class A3, 0.610%, 10/10/17	53
373	Series 2013-4, Class A2, 0.740%, 11/08/16	374
157	Series 2013-5, Class A3, 0.900%, 09/10/18	158
289	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	289
43	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.520%, 04/25/36	42
	BMW Vehicle Lease Trust,
38	Series 2013-1, Class A2, 0.400%, 01/20/15	38
48	Series 2013-1, Class A3, 0.540%, 09/21/15	48
170	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	170
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	102
65	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	66
	Capital Auto Receivables Asset Trust,
247	Series 2013-1, Class A2, 0.620%, 07/20/16	247
250	Series 2013-3, Class A1B, VAR, 0.579%, 11/20/15	250
	CarFinance Capital Auto Trust,
49	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	50
306	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	306
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	125
250	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e)	250
	CarMax Auto Owner Trust,
154	Series 2013-4, Class A3, 0.800%, 07/16/18	154
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
337	Series 2014-2, Class A3, 0.980%, 01/15/19	338
129	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	133
	CNH Equipment Trust,
34	Series 2012-A, Class A3, 0.940%, 05/15/17	34
2	Series 2012-C, Class A2, 0.440%, 02/16/16	2
	Concord Funding Co. LLC,
300	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
100	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	99
	CPS Auto Receivables Trust,
34	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	35
31	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	31
191	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	194
417	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	416

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
204	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	205
	Exeter Automobile Receivables Trust,
94	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	94
192	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	192
175	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	176
	First Investors Auto Owner Trust,
40	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	41
55	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	55
273	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	274
	Ford Credit Auto Lease Trust,
235	Series 2013-B, Class A3, 0.760%, 09/15/16	236
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100
53	Series 2014-A, Class A2A, 0.500%, 10/15/16	53
	Ford Credit Auto Owner Trust,
68	Series 2012-A, Class A3, 0.840%, 08/15/16	68
1	Series 2012-D, Class A2, 0.400%, 09/15/15	1
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.531%, 01/15/18	140
65	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	64
	GE Equipment Midticket LLC,
172	Series 2012-1, Class A3, 0.600%, 05/23/16	172
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
	GMAT Trust,
306	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	306
144	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	144
357	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	358
	HLSS Servicer Advance Receivables Trust,
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	246
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	165
108	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	108
167	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	169
	Honda Auto Receivables Owner Trust,
55	Series 2012-1, Class A3, 0.770%, 01/15/16	55
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
29	Series 2013-1, Class A2, 0.350%, 06/22/15	29
382	Series 2013-4, Class A3, 0.690%, 09/18/17	383
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
186	Series 2014-2, Class A3, 0.770%, 03/19/18	185
	HSBC Home Equity Loan Trust USA,
38	Series 2006-1, Class A1, VAR, 0.309%, 01/20/36	38
42	Series 2007-3, Class APT, VAR, 1.349%, 11/20/36	42
	Huntington Auto Trust,
29	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	29
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
62	Series 2012-1, Class A3, 0.810%, 09/15/16	62
15	Series 2012-2, Class A2, 0.380%, 09/15/15	15
	Hyundai Auto Receivables Trust,
26	Series 2012-A, Class A3, 0.720%, 03/15/16	26
74	Series 2012-B, Class A3, 0.620%, 09/15/16	74
281	Series 2014-B, Class A3, 0.900%, 12/17/18	282
57	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	57
325	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	328

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	135
200	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	200
147	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	147
	Nissan Auto Lease Trust,
16	Series 2012-B, Class A2A, 0.450%, 06/15/15	16
122	Series 2013-B, Class A3, 0.750%, 06/15/16	122
	Nissan Auto Receivables Owner Trust,
117	Series 2012-A, Class A4, 1.000%, 07/16/18	118
49	Series 2013-A, Class A2, 0.370%, 09/15/15	49
485	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	485
328	NYMT Residential LLC, Series 2013-RP3A, SUB, 4.850%, 09/25/18 (e) (i)	328
168	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.087%, 10/25/34	167
118	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.450%, 03/25/36	112
	Santander Drive Auto Receivables Trust,
80	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	80
10	Series 2011-1, Class B, 2.350%, 11/16/15	10
5	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	5
5	Series 2012-2, Class A3, 1.220%, 12/15/15	6
45	Series 2012-5, Class A3, 0.830%, 12/15/16	45
39	Series 2012-6, Class A3, 0.620%, 07/15/16	39
42	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.517%, 01/25/36	28
204	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	204
25	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	25
	Springleaf Funding Trust,
950	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	956
840	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	842
	Stanwich Mortgage Loan Co. LLC,
37	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	37
8	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	8
229	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	231
455	Toyota Auto Receivables Owner Trust, Series 2014-A, Class A2, 0.410%, 08/15/16	455
321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.551%, 10/15/15 (e)	324
154	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	154
495	Vericrest Opportunity Loan Transferee, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	495
116	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	116
392	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	394
154	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.088%, 11/25/53 (e)	155
408	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	410
94	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	95
	World Omni Auto Receivables Trust,
83	Series 2012-A, Class A3, 0.640%, 02/15/17	83
17	Series 2012-B, Class A2, 0.430%, 11/16/15	16
407	Series 2013-B, Class A3, 0.830%, 08/15/18	408
127	Series 2013-B, Class A4, 1.320%, 01/15/20	127

	Total Asset-Backed Securities (Cost $18,579)	18,656

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 22.0%
		Agency CMO — 17.7%
49		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	54
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 11, Class D, 9.500%, 07/15/19	2
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
2		Series 46, Class B, 7.800%, 09/15/20	2
–	(h)	Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
10		Series 114, Class H, 6.950%, 01/15/21	11
1		Series 1079, Class S, HB, IF, 33.486%, 05/15/21	1
–	(h)	Series 1084, Class F, VAR, 1.101%, 05/15/21	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 44.545%, 05/15/21	1
8		Series 1144, Class KB, 8.500%, 09/15/21	9
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,181.260%, 01/15/22	1
6		Series 1206, Class IA, 7.000%, 03/15/22	7
4		Series 1250, Class J, 7.000%, 05/15/22	5
15		Series 1343, Class LA, 8.000%, 08/15/22	18
66		Series 1466, Class PZ, 7.500%, 02/15/23	75
1		Series 1470, Class F, VAR, 1.701%, 02/15/23	1
24		Series 1491, Class I, 7.500%, 04/15/23	28
24		Series 1518, Class G, IF, 8.875%, 05/15/23	29
21		Series 1541, Class O, VAR, 1.960%, 07/15/23	21
3		Series 1602, Class SA, HB, IF, 22.259%, 10/15/23	5
76		Series 1608, Class L, 6.500%, 09/15/23	84
17		Series 1609, Class LG, IF, 17.006%, 11/15/23	18
4		Series 1671, Class L, 7.000%, 02/15/24	5
14		Series 1700, Class GA, PO, 02/15/24	13
134		Series 1706, Class K, 7.000%, 03/15/24	151
453		Series 1720, Class PL, 7.500%, 04/15/24	521
13		Series 1745, Class D, 7.500%, 08/15/24	15
27		Series 1798, Class F, 5.000%, 05/15/23	29
1		Series 1807, Class G, 9.000%, 10/15/20	1
137		Series 1927, Class PH, 7.500%, 01/15/27	157
57		Series 1981, Class Z, 6.000%, 05/15/27	63
18		Series 1987, Class PE, 7.500%, 09/15/27	20
8		Series 2033, Class SN, HB, IF, 28.282%, 03/15/24	4
23		Series 2038, Class PN, IO, 7.000%, 03/15/28	5
113		Series 2040, Class PE, 7.500%, 03/15/28	130
21		Series 2056, Class TD, 6.500%, 05/15/18	22
128		Series 2063, Class PG, 6.500%, 06/15/28	143
21		Series 2064, Class TE, 7.000%, 06/15/28	24
90		Series 2075, Class PH, 6.500%, 08/15/28	102
87		Series 2075, Class PM, 6.250%, 08/15/28	99
27		Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
53		Series 2125, Class JZ, 6.000%, 02/15/29	59
12		Series 2163, Class PC, IO, 7.500%, 06/15/29	2
253		Series 2169, Class TB, 7.000%, 06/15/29	292
79		Series 2172, Class QC, 7.000%, 07/15/29	89
1		Series 2196, Class TL, 7.500%, 11/15/29	1
41		Series 2201, Class C, 8.000%, 11/15/29	48
97		Series 2210, Class Z, 8.000%, 01/15/30	113
26		Series 2224, Class CB, 8.000%, 03/15/30	32
50		Series 2256, Class MC, 7.250%, 09/15/30	58
68		Series 2259, Class ZM, 7.000%, 10/15/30	78
61		Series 2271, Class PC, 7.250%, 12/15/30	70
59		Series 2283, Class K, 6.500%, 12/15/23	66
26		Series 2296, Class PD, 7.000%, 03/15/31	30
14		Series 2306, Class K, PO, 05/15/24	14
34		Series 2306, Class SE, IF, IO, 7.930%, 05/15/24	7
30		Series 2333, Class HC, 6.000%, 07/15/31	30
12		Series 2344, Class QG, 6.000%, 08/15/16	13
521		Series 2344, Class ZD, 6.500%, 08/15/31	600
64		Series 2344, Class ZJ, 6.500%, 08/15/31	72

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
50		Series 2345, Class NE, 6.500%, 08/15/31	56
23		Series 2345, Class PQ, 6.500%, 08/15/16	25
32		Series 2347, Class VP, 6.500%, 03/15/20	35
61		Series 2351, Class PZ, 6.500%, 08/15/31	69
17		Series 2355, Class BP, 6.000%, 09/15/16	17
17		Series 2360, Class PG, 6.000%, 09/15/16	18
15		Series 2366, Class MD, 6.000%, 10/15/16	16
23		Series 2391, Class QR, 5.500%, 12/15/16	24
46		Series 2410, Class NG, 6.500%, 02/15/32	52
71		Series 2410, Class OE, 6.375%, 02/15/32	76
29		Series 2410, Class QX, IF, IO, 8.499%, 02/15/32	8
111		Series 2412, Class SP, IF, 15.798%, 02/15/32	149
33		Series 2423, Class MC, 7.000%, 03/15/32	38
71		Series 2423, Class MT, 7.000%, 03/15/32	82
243		Series 2435, Class CJ, 6.500%, 04/15/32	266
78		Series 2441, Class GF, 6.500%, 04/15/32	88
73		Series 2444, Class ES, IF, IO, 7.799%, 03/15/32	18
88		Series 2450, Class GZ, 7.000%, 05/15/32	101
29		Series 2450, Class SW, IF, IO, 7.849%, 03/15/32	8
130		Series 2455, Class GK, 6.500%, 05/15/32	147
174		Series 2466, Class DH, 6.500%, 06/15/32	197
85		Series 2474, Class NR, 6.500%, 07/15/32	96
156		Series 2484, Class LZ, 6.500%, 07/15/32	177
187		Series 2500, Class MC, 6.000%, 09/15/32	210
281		Series 2512, Class PG, 5.500%, 10/15/22	310
52		Series 2535, Class BK, 5.500%, 12/15/22	58
80		Series 2537, Class TE, 5.500%, 12/15/17	85
323		Series 2543, Class YX, 6.000%, 12/15/32	360
434		Series 2568, Class KG, 5.500%, 02/15/23	473
584		Series 2575, Class ME, 6.000%, 02/15/33	650
46		Series 2586, Class WI, IO, 6.500%, 03/15/33	9
–	(h)	Series 2617, Class GR, 4.500%, 05/15/18	—	(h)
85		Series 2622, Class PE, 4.500%, 05/15/18	90
53		Series 2631, Class LC, 4.500%, 06/15/18	56
83		Series 2651, Class VZ, 4.500%, 07/15/18	87
35		Series 2672, Class ME, 5.000%, 11/15/22	35
–	(h)	Series 2675, Class CK, 4.000%, 09/15/18	—	(h)
200		Series 2684, Class PO, PO, 01/15/33	200
103		Series 2744, Class TU, 5.500%, 05/15/32	108
49		Series 2777, Class KO, PO, 02/15/33	49
539		Series 2907, Class VC, 4.500%, 05/15/34	548
122		Series 2934, Class EC, PO, 02/15/20	121
137		Series 2990, Class SL, HB, IF, 23.939%, 06/15/34	195
1,267		Series 2990, Class UZ, 5.750%, 06/15/35	1,367
333		Series 2999, Class ND, 4.500%, 07/15/20	353
50		Series 3068, Class AO, PO, 01/15/35	50
165		Series 3117, Class EO, PO, 02/15/36	154
18		Series 3117, Class OK, PO, 02/15/36	16
267		Series 3122, Class OH, PO, 03/15/36	256
255		Series 3137, Class XP, 6.000%, 04/15/36	282
6		Series 3149, Class SO, PO, 05/15/36	5
347		Series 3152, Class MO, PO, 03/15/36	332
149		Series 3171, Class MO, PO, 06/15/36	141
67		Series 3179, Class OA, PO, 07/15/36	62
517		Series 3202, Class HI, IF, IO, 6.499%, 08/15/36	87
88		Series 3232, Class ST, IF, IO, 6.549%, 10/15/36	13
102		Series 3253, Class PO, PO, 12/15/21	101
59		Series 3316, Class JO, PO, 05/15/37	53
297		Series 3481, Class SJ, IF, IO, 5.699%, 08/15/38	39
132		Series 3607, Class AO, PO, 04/15/36	122
46		Series 3607, Class EO, PO, 02/15/33	46
80		Series 3611, Class PO, PO, 07/15/34	74

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
315		Series 3666, Class VA, 5.500%, 12/15/22	319
656		Series 3680, Class MA, 4.500%, 07/15/39	712
335		Series 3804, Class FN, VAR, 0.601%, 03/15/39	335
788		Series 3819, Class ZQ, 6.000%, 04/15/36	883
334		Series 3997, Class PF, VAR, 0.601%, 11/15/39	335
949		Series 4219, Class JA, 3.500%, 08/15/39	977
		Federal Home Loan Mortgage Corp. STRIPS,
48		Series 243, Class 16, IO, 4.500%, 11/15/20	4
907		Series 262, Class 35, 3.500%, 07/15/42	931
901		Series 267, Class F5, VAR, 0.651%, 08/15/42	901
917		Series 274, Class F1, VAR, 0.651%, 08/15/42	919
901		Series 279, Class F6, VAR, 0.601%, 09/15/42	897
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
43		Series T-41, Class 3A, VAR, 6.752%, 07/25/32	50
35		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	42
353		Series T-54, Class 2A, 6.500%, 02/25/43	419
123		Series T-54, Class 3A, 7.000%, 02/25/43	150
928		Series T-56, Class A5, 5.231%, 05/25/43	1,007
31		Series T-58, Class APO, PO, 09/25/43	25
250		Series T-76, Class 2A, VAR, 3.457%, 10/25/37	247
		Federal National Mortgage Association - ACES,
500		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	553
561		Series 2012-M11, Class FA, VAR, 0.656%, 08/25/19	562
1,000		Series 2012-M9, Class A2, 2.482%, 04/25/22	979
444		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	463
2,000		Series 2014-M3, Class A2, VAR, 3.477%, 01/25/24	2,089
105		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	122
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
6		Series 1989-70, Class G, 8.000%, 10/25/19	6
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-83, Class H, 8.500%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 1,066.208%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
8		Series 1990-102, Class J, 6.500%, 08/25/20	9
2		Series 1990-120, Class H, 9.000%, 10/25/20	3
1		Series 1990-134, Class SC, HB, IF, 21.375%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
2		Series 1991-42, Class S, IF, 17.413%, 05/25/21	3
43		Series 1992-107, Class SB, HB, IF, 29.623%, 06/25/22	73
3		Series 1992-143, Class MA, 5.500%, 09/25/22	3
22		Series 1993-25, Class J, 7.500%, 03/25/23	25
142		Series 1993-37, Class PX, 7.000%, 03/25/23	160
51		Series 1993-54, Class Z, 7.000%, 04/25/23	58
11		Series 1993-62, Class SA, IF, 18.898%, 04/25/23	16

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
13	Series 1993-122, Class M, 6.500%, 07/25/23	15
5	Series 1993-165, Class SD, IF, 13.370%, 09/25/23	7
22	Series 1993-178, Class PK, 6.500%, 09/25/23	24
371	Series 1993-183, Class KA, 6.500%, 10/25/23	410
157	Series 1993-189, Class PL, 6.500%, 10/25/23	178
35	Series 1993-247, Class SA, HB, IF, 27.907%, 12/25/23	61
33	Series 1993-250, Class Z, 7.000%, 12/25/23	33
2	Series 1994-9, Class E, PO, 11/25/23	2
93	Series 1996-14, Class SE, IF, IO, 8.040%, 08/25/23	18
3	Series 1996-27, Class FC, VAR, 0.650%, 03/25/17	3
11	Series 1996-59, Class J, 6.500%, 08/25/22	12
47	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
47	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
22	Series 1997-27, Class J, 7.500%, 04/18/27	25
29	Series 1997-29, Class J, 7.500%, 04/20/27	34
61	Series 1997-39, Class PD, 7.500%, 05/20/27	72
19	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
2	Series 1998-4, Class C, PO, 04/25/23	2
19	Series 1998-36, Class ZB, 6.000%, 07/18/28	21
212	Series 1998-43, Class EA, PO, 04/25/23	206
125	Series 2000-2, Class ZE, 7.500%, 02/25/30	145
43	Series 2001-4, Class PC, 7.000%, 03/25/21	48
84	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	17
99	Series 2001-36, Class DE, 7.000%, 08/25/31	114
22	Series 2001-44, Class PD, 7.000%, 09/25/31	26
167	Series 2001-48, Class Z, 6.500%, 09/25/21	185
21	Series 2001-49, Class Z, 6.500%, 09/25/31	23
38	Series 2001-71, Class MB, 6.000%, 12/25/16	39
43	Series 2001-71, Class QE, 6.000%, 12/25/16	44
271	Series 2001-74, Class MB, 6.000%, 12/25/16	283
17	Series 2001-81, Class LO, PO, 01/25/32	16
50	Series 2002-1, Class HC, 6.500%, 02/25/22	55
23	Series 2002-1, Class SA, HB, IF, 24.700%, 02/25/32	36
23	Series 2002-2, Class UC, 6.000%, 02/25/17	24
41	Series 2002-3, Class OG, 6.000%, 02/25/17	43
61	Series 2002-21, Class PE, 6.500%, 04/25/32	66
83	Series 2002-24, Class AJ, 6.000%, 04/25/17	87
63	Series 2002-28, Class PK, 6.500%, 05/25/32	71
68	Series 2002-37, Class Z, 6.500%, 06/25/32	76
113	Series 2002-94, Class BK, 5.500%, 01/25/18	119
202	Series 2003-22, Class UD, 4.000%, 04/25/33	213
162	Series 2003-34, Class GB, 6.000%, 03/25/33	181
304	Series 2003-34, Class GE, 6.000%, 05/25/33	353
14	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	3
257	Series 2003-47, Class PE, 5.750%, 06/25/33	283
31	Series 2003-52, Class SX, HB, IF, 22.500%, 10/25/31	46
31	Series 2003-64, Class SX, IF, 13.371%, 07/25/33	37
128	Series 2003-71, Class DS, IF, 7.265%, 08/25/33	135
112	Series 2003-80, Class SY, IF, IO, 7.500%, 06/25/23	10
112	Series 2003-83, Class PG, 5.000%, 06/25/23	118
26	Series 2003-91, Class SD, IF, 12.250%, 09/25/33	31

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
213		Series 2003-116, Class SB, IF, IO, 7.450%, 11/25/33	58
–	(h)	Series 2003-128, Class NG, 4.000%, 01/25/19	—	(h)
27		Series 2003-130, Class SX, IF, 11.295%, 01/25/34	32
242		Series 2004-25, Class PC, 5.500%, 01/25/34	258
152		Series 2004-25, Class SA, IF, 19.113%, 04/25/34	218
161		Series 2004-36, Class PC, 5.500%, 02/25/34	172
141		Series 2004-36, Class SA, IF, 19.113%, 05/25/34	199
93		Series 2004-46, Class SK, IF, 16.088%, 05/25/34	120
862		Series 2004-50, Class VZ, 5.500%, 07/25/34	944
75		Series 2004-61, Class SH, HB, IF, 23.388%, 11/25/32	121
72		Series 2004-74, Class SW, IF, 15.198%, 11/25/31	99
101		Series 2004-76, Class CL, 4.000%, 10/25/19	106
137		Series 2005-45, Class DC, HB, IF, 23.760%, 06/25/35	212
36		Series 2005-52, Class PA, 6.500%, 06/25/35	38
106		Series 2005-56, Class S, IF, IO, 6.560%, 07/25/35	18
207		Series 2005-56, Class TP, IF, 17.700%, 08/25/33	282
671		Series 2005-68, Class PG, 5.500%, 08/25/35	743
260		Series 2005-73, Class PS, IF, 16.325%, 08/25/35	344
121		Series 2005-74, Class CS, IF, 19.607%, 05/25/35	171
233		Series 2005-106, Class US, HB, IF, 24.017%, 11/25/35	364
793		Series 2005-121, Class DX, 5.500%, 01/25/26	877
260		Series 2006-27, Class OH, PO, 04/25/36	251
77		Series 2006-44, Class P, PO, 12/25/33	72
479		Series 2006-56, Class FC, VAR, 0.440%, 07/25/36	480
128		Series 2006-59, Class QO, PO, 01/25/33	127
80		Series 2006-65, Class QO, PO, 07/25/36	74
119		Series 2006-72, Class GO, PO, 08/25/36	109
256		Series 2006-77, Class PC, 6.500%, 08/25/36	291
97		Series 2006-79, Class DO, PO, 08/25/36	91
170		Series 2006-110, Class PO, PO, 11/25/36	152
341		Series 2006-124, Class HB, VAR, 5.958%, 11/25/36	350
138		Series 2007-14, Class ES, IF, IO, 6.290%, 03/25/37	20
97		Series 2007-79, Class SB, HB, IF, 23.467%, 08/25/37	144
500		Series 2007-81, Class GE, 6.000%, 08/25/37	560
252		Series 2007-88, Class VI, IF, IO, 6.390%, 09/25/37	42
638		Series 2007-91, Class ES, IF, IO, 6.310%, 10/25/37	90
140		Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	155
155		Series 2007-116, Class HI, IO, VAR, 1.497%, 01/25/38	12
72		Series 2008-10, Class XI, IF, IO, 6.080%, 03/25/38	10
64		Series 2008-16, Class IS, IF, IO, 6.050%, 03/25/38	7
103		Series 2008-28, Class QS, HB, IF, 20.250%, 04/25/38	144
139		Series 2008-46, Class HI, IO, VAR, 1.718%, 06/25/38	13
139		Series 2009-69, Class PO, PO, 09/25/39	131
758		Series 2009-71, Class BC, 4.500%, 09/25/24	829
259		Series 2009-103, Class MB, VAR, 2.413%, 12/25/39	265
462		Series 2010-71, Class HJ, 5.500%, 07/25/40	510
854		Series 2010-133, Class A, 5.500%, 05/25/38	930
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	1,002
588		Series 2011-118, Class MT, 7.000%, 11/25/41	679
570		Series 2011-118, Class NT, 7.000%, 11/25/41	663
349		Series 2012-47, Class HF, VAR, 0.550%, 05/25/27	351
–	(h)	Series 2012-108, Class F, VAR, 0.650%, 10/25/42	—	(h)
923		Series 2012-112, Class FD, VAR, 0.650%, 10/25/42	922

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
485		Series 2013-101, Class DO, PO, 10/25/43	381
487		Series 2013-128, Class PO, PO, 12/25/43	386
3		Series G-14, Class L, 8.500%, 06/25/21	3
11		Series G-18, Class Z, 8.750%, 06/25/21	13
2		Series G-22, Class G, 6.000%, 12/25/16	2
9		Series G-35, Class M, 8.750%, 10/25/21	10
38		Series G92-35, Class E, 7.500%, 07/25/22	42
2		Series G92-42, Class Z, 7.000%, 07/25/22	3
26		Series G92-44, Class ZQ, 8.000%, 07/25/22	28
36		Series G92-54, Class ZQ, 7.500%, 09/25/22	40
8		Series G93-5, Class Z, 6.500%, 02/25/23	10
12		Series G95-1, Class C, 8.800%, 01/25/25	14
		Federal National Mortgage Association REMIC Trust,
159		Series 2003-W1, Class 1A1, VAR, 5.921%, 12/25/42	181
40		Series 2003-W4, Class 2A, VAR, 6.386%, 10/25/42	44
41		Series 2007-W7, Class 1A4, HB, IF, 38.280%, 07/25/37	61
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/01/23	1
92		Series 300, Class 1, PO, 09/01/24	89
16		Series 329, Class 1, PO, 01/01/33	15
		Federal National Mortgage Association Trust,
89		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	103
277		Series 2005-W3, Class 2AF, VAR, 0.370%, 03/25/45	277
		Government National Mortgage Association,
196		Series 1994-7, Class PQ, 6.500%, 10/16/24	225
287		Series 1999-10, Class ZC, 6.500%, 04/20/29	325
20		Series 1999-30, Class S, IF, IO, 8.449%, 08/16/29	5
30		Series 1999-41, Class Z, 8.000%, 11/16/29	36
28		Series 1999-44, Class PC, 7.500%, 12/20/29	32
13		Series 2000-9, Class Z, 8.000%, 06/20/30	15
266		Series 2000-9, Class ZJ, 8.500%, 02/16/30	319
25		Series 2000-16, Class ZN, 7.500%, 02/16/30	26
76		Series 2001-7, Class PK, 6.500%, 03/20/31	86
173		Series 2001-64, Class MQ, 6.500%, 12/20/31	201
29		Series 2002-7, Class PG, 6.500%, 01/20/32	33
41		Series 2002-31, Class S, IF, IO, 8.549%, 01/16/31	12
107		Series 2002-40, Class UK, 6.500%, 06/20/32	123
100		Series 2002-47, Class PG, 6.500%, 07/16/32	116
131		Series 2002-47, Class PY, 6.000%, 07/20/32	148
128		Series 2002-47, Class ZA, 6.500%, 07/20/32	147
10		Series 2002-51, Class SG, HB, IF, 31.853%, 04/20/31	20
21		Series 2003-24, Class PO, PO, 03/16/33	18
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	356
109		Series 2003-52, Class AP, PO, 06/16/33	101
26		Series 2004-28, Class S, IF, 19.247%, 04/16/34	39
6		Series 2004-68, Class PO, PO, 05/20/31	6
69		Series 2004-71, Class SB, HB, IF, 28.731%, 09/20/34	114
45		Series 2004-73, Class AE, IF, 14.543%, 08/17/34	54
369		Series 2004-90, Class SI, IF, IO, 5.951%, 10/20/34	55
115		Series 2005-68, Class DP, IF, 16.070%, 06/17/35	145
731		Series 2005-68, Class KI, IF, IO, 6.151%, 09/20/35	115
81		Series 2006-59, Class SD, IF, IO, 6.551%, 10/20/36	14
290		Series 2007-17, Class JI, IF, IO, 6.659%, 04/16/37	46

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
351		Series 2007-27, Class SA, IF, IO, 6.051%, 05/20/37	52
551		Series 2007-40, Class SB, IF, IO, 6.601%, 07/20/37	89
331		Series 2007-45, Class QA, IF, IO, 6.491%, 07/20/37	55
338		Series 2007-50, Class AI, IF, IO, 6.626%, 08/20/37	55
80		Series 2007-53, Class ES, IF, IO, 6.401%, 09/20/37	12
85		Series 2007-53, Class SW, IF, 19.757%, 09/20/37	120
187		Series 2007-57, Class QA, IF, IO, 6.351%, 10/20/37	27
101		Series 2007-71, Class SB, IF, IO, 6.551%, 07/20/36	9
176		Series 2007-72, Class US, IF, IO, 6.401%, 11/20/37	23
175		Series 2007-76, Class SA, IF, IO, 6.381%, 11/20/37	26
50		Series 2008-25, Class SB, IF, IO, 6.751%, 03/20/38	8
98		Series 2008-33, Class XS, IF, IO, 7.549%, 04/16/38	22
277		Series 2008-40, Class SA, IF, IO, 6.249%, 05/16/38	47
457		Series 2008-50, Class KB, 6.000%, 06/20/38	508
241		Series 2008-55, Class SA, IF, IO, 6.051%, 06/20/38	36
242		Series 2008-93, Class AS, IF, IO, 5.551%, 12/20/38	32
98		Series 2009-6, Class SA, IF, IO, 5.949%, 02/16/39	14
108		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	23
380		Series 2009-22, Class SA, IF, IO, 6.121%, 04/20/39	55
344		Series 2009-31, Class ST, IF, IO, 6.201%, 03/20/39	44
344		Series 2009-31, Class TS, IF, IO, 6.151%, 03/20/39	45
274		Series 2009-79, Class OK, PO, 11/16/37	257
550		Series 2009-106, Class ST, IF, IO, 5.851%, 02/20/38	74
155		Series 2010-14, Class AO, PO, 12/20/32	145
183		Series 2010-130, Class CP, 7.000%, 10/16/40	216
629		Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	709
490		Series 2012-H21, Class DF, VAR, 0.801%, 05/20/61	492
425		Series 2012-H24, Class FA, VAR, 0.601%, 03/20/60	425
485		Series 2012-H26, Class MA, VAR, 0.701%, 07/20/62	486
862		Series 2013-91, Class WA, VAR, 4.507%, 04/20/43	929
408		Series 2013-H03, Class FA, VAR, 0.451%, 08/20/60	408
497		Series 2013-H07, Class JA, 1.750%, 03/20/63	497
122		NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	124
		Vendee Mortgage Trust,
564		Series 1993-1, Class ZB, 7.250%, 02/15/23	653
253		Series 1994-1, Class 1, VAR, 5.576%, 02/15/24	278
358		Series 1996-1, Class 1Z, 6.750%, 02/15/26	411
121		Series 1996-2, Class 1Z, 6.750%, 06/15/26	140
475		Series 1997-1, Class 2Z, 7.500%, 02/15/27	564
119		Series 1998-1, Class 2E, 7.000%, 03/15/28	139

			58,604

		Non-Agency CMO — 4.3%
		Alternative Loan Trust,
–	(h)	Series 2002-8, Class A4, 6.500%, 07/25/32	—	(h)
1,809		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,829
27		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	27
364		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	330
133		American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	133
		ASG Resecuritization Trust,
116		Series 2009-1, Class A60, VAR, 2.134%, 06/26/37 (e)	114
34		Series 2009-2, Class A55, VAR, 5.355%, 05/24/36 (e)	34

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
310	Series 2009-3, Class A65, VAR, 2.067%, 03/26/37 (e)	310
	Banc of America Alternative Loan Trust,
85	Series 2003-7, Class 2A4, 5.000%, 09/25/18	86
38	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	40
37	Series 2003-11, Class PO, PO, 01/25/34	33
35	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	28
	Banc of America Mortgage Trust,
18	Series 2003-8, Class APO, PO, 11/25/33	14
21	Series 2004-1, Class APO, PO, 02/25/34	18
63	Series 2004-3, Class 1A26, 5.500%, 04/25/34	65
25	Series 2004-6, Class APO, PO, 07/25/34	22
	BCAP LLC Trust,
375	Series 2010-RR7, Class 2A1, VAR, 2.207%, 07/26/45 (e)	378
321	Series 2011-RR10, Class 2A1, VAR, 1.036%, 09/26/37 (e)	294
40	Series 2011-RR5, Class 14A3, VAR, 2.558%, 07/26/36 (e)	40
208	Series 2012-RR2, Class 1A1, VAR, 0.320%, 08/26/36 (e)	203
112	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	113
	CHL Mortgage Pass-Through Trust,
145	Series 2003-26, Class 1A6, 3.500%, 08/25/33	147
13	Series 2003-J13, Class PO, PO, 01/25/34	11
24	Series 2003-J7, Class 4A3, IF, 9.579%, 08/25/18	25
82	Series 2004-5, Class 1A4, 5.500%, 06/25/34	88
33	Series 2004-HYB3, Class 2A, VAR, 2.342%, 06/20/34	31
331	Series 2005-22, Class 2A1, VAR, 2.564%, 11/25/35	279
	Citigroup Mortgage Loan Trust,
160	Series 2008-AR4, Class 1A1A, VAR, 2.682%, 11/25/38 (e)	162
480	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	495
261	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	269
	Citigroup Mortgage Loan Trust, Inc.,
31	Series 2003-UP3, Class A3, 7.000%, 09/25/33	32
28	Series 2003-UST1, Class A1, 5.500%, 12/25/18	28
4	Series 2003-UST1, Class PO1, PO, 12/25/18	4
4	Series 2003-UST1, Class PO3, PO, 12/25/18	3
47	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	49
	CSMC,
746	Series 2010-11R, Class A6, VAR, 1.150%, 06/28/47 (e)	714
49	Series 2011-7R, Class A1, VAR, 1.401%, 08/28/47 (e)	49
151	Series 2011-9R, Class A1, VAR, 2.150%, 03/27/46 (e)	152
106	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	107
164	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.346%, 06/25/20	167
17	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	17
102	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	104
	First Horizon Mortgage Pass-Through Trust,
151	Series 2004-AR7, Class 2A2, VAR, 2.555%, 02/25/35	151
171	Series 2005-AR1, Class 2A2, VAR, 2.592%, 04/25/35	171
334	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	311
53	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	31
264	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
75	Series 2006-A2, Class 4A1, VAR, 2.698%, 08/25/34	75
257	Series 2006-A2, Class 5A3, VAR, 2.558%, 11/25/33	257
	MASTR Adjustable Rate Mortgages Trust,
47	Series 2004-3, Class 4A2, VAR, 2.327%, 04/25/34	44

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
212		Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	215
		MASTR Alternative Loan Trust,
170		Series 2003-9, Class 8A1, 6.000%, 01/25/34	177
345		Series 2004-4, Class 10A1, 5.000%, 05/25/24	367
28		Series 2004-7, Class 30PO, PO, 08/25/34	23
31		Series 2004-10, Class 1A1, 4.500%, 09/25/19	31
140		Series 2005-6, Class 3A1, 5.500%, 11/25/20	137
		MASTR Asset Securitization Trust,
63		Series 2003-2, Class 1A1, 5.000%, 03/25/18	64
8		Series 2004-8, Class PO, PO, 08/25/19	8
84		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	67
		Merrill Lynch Mortgage Investors Trust,
90		Series 2003-E, Class A1, VAR, 0.770%, 10/25/28	90
133		Series 2004-A, Class A1, VAR, 0.610%, 04/25/29	128
53		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.470%, 02/25/35	52
68		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	69
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
48		Series 2003-A1, Class A1, 5.500%, 05/25/33	49
24		Series 2003-A1, Class A2, 6.000%, 05/25/33	24
12		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
–	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
28		Series 2002-QS16, Class A3, IF, 16.309%, 10/25/17	29
144		Series 2002-QS8, Class A5, 6.250%, 06/25/17	147
43		Series 2003-QS3, Class A2, IF, 16.170%, 02/25/18	49
163		Series 2003-QS9, Class A3, IF, IO, 7.400%, 05/25/18	18
176		Series 2004-QS3, Class CB, 5.000%, 03/25/19	180
129		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	112
14		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	14
		Salomon Brothers Mortgage Securities VII, Inc.,
77		Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	78
6		Series 2003-UP2, Class PO1, PO, 12/25/18	6
		Springleaf Mortgage Loan Trust,
145		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	151
281		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	285
213		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	213
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	103
140		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	140
290		Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	289
125		Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	126
221		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	221
306		Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	308
117		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	120
73		Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	74
		WaMu Mortgage Pass-Through Certificates Trust,
34		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	34
158		Series 2003-AR5, Class A7, VAR, 2.449%, 06/25/33	161
82		Series 2004-AR3, Class A2, VAR, 2.378%, 06/25/34	84
294		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	273

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
36	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	38
9	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS7, Class P, PO, 03/25/33	7
242	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	243
	Wells Fargo Mortgage-Backed Securities Trust,
62	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	63
98	Series 2004-EE, Class 3A1, VAR, 2.634%, 12/25/34	99
319	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	326
530	Series 2005-AR3, Class 1A1, VAR, 2.620%, 03/25/35	539

		14,128

	Total Collateralized Mortgage Obligations (Cost $69,037)	72,732

Commercial Mortgage-Backed Securities — 2.0%
430	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	431
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	53
293	Series 2006-4, Class A4, 5.634%, 07/10/46	317
300	Series 2007-5, Class A4, 5.492%, 02/10/51	326
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	155
19	Series 2005-6, Class ASB, VAR, 5.177%, 09/10/47	19
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	196
360	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.441%, 03/11/39	382
14,759	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.377%, 12/11/49 (e)	129
500	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	513
93	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.090%, 11/17/26 (e)	94
202	Credit Suisse Mortgage Capital Certificates, Series 2014-ICE, Class A, VAR, 0.000%, 04/15/16	202
174	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	174
287	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	299
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	53
12	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	12
	Morgan Stanley Re-REMIC Trust,
26	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	26
18	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	18
385	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	387
658	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	677
	NorthStar, (Cayman Islands),
343	Series 2013-1A, Class A, VAR, 2.000%, 08/25/29 (e)	343
250	Series 2013-1A, Class B, VAR, 5.150%, 08/25/29 (e)	248
91	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.350%, 08/25/29 (e)	91
267	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	267
309	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.562%, 08/15/39	314
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	117
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	107
94	VFC LLC, Series 2013-1, Class A, 3.130%, 03/20/26 (e)	95
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	532
234	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	234

	Total Commercial Mortgage-Backed Securities (Cost $6,611)	6,811

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 20.3%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	104

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	152
150	1.875%, 01/11/18 (e)	152
150	2.625%, 09/15/16 (e)	155

		459

	Media — 0.6%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	121
100	7.700%, 10/30/25	133
	CBS Corp.,
25	4.300%, 02/15/21	27
25	5.750%, 04/15/20	29
135	8.875%, 05/15/19	175
100	Comcast Corp., 5.900%, 03/15/16	109
16	Cox Communications, Inc., 5.450%, 12/15/14	16
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	164
353	5.000%, 03/01/21	395
78	Discovery Communications LLC, 4.375%, 06/15/21	85
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	110
60	4.700%, 10/15/19	67
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	64
50	6.750%, 07/01/18	60
150	8.250%, 04/01/19	191
35	8.750%, 02/14/19	45
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	49
11	3.250%, 03/15/23	11
43	3.875%, 12/15/21	45
50	4.500%, 03/01/21	55
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		2,026

	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	46
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	36
49	4.375%, 09/01/23	52
25	7.450%, 07/15/17	29
35	Nordstrom, Inc., 4.000%, 10/15/21	38
400	Target Corp., 6.000%, 01/15/18	464

		665

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	68
130	Home Depot, Inc. (The), 5.400%, 03/01/16	141

		209

	Total Consumer Discretionary	3,463

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	86
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	156
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	249
50	Coca-Cola Co. (The), 4.875%, 03/15/19	57
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	79
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	32
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	89
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
180	1.250%, 08/13/17	181
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	7
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	33

		1,064

	Food & Staples Retailing — 0.2%
179	CVS Caremark Corp., 4.000%, 12/05/23	189
53	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	60
	Kroger Co. (The),
50	2.200%, 01/15/17	51
90	4.000%, 02/01/24	94
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	87

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
94	Walgreen Co., 3.100%, 09/15/22	93

		609

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	170
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	101
106	4.307%, 05/14/21 (e)	116
30	ConAgra Foods, Inc., 2.100%, 03/15/18	30
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	60
332	6.125%, 08/23/18	387
150	Mondelez International, Inc., 4.000%, 02/01/24	155

		1,035

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
64	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	81

		101

	Total Consumer Staples	2,809

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
14	Cameron International Corp., 4.000%, 12/15/23	15
107	Halliburton Co., 3.500%, 08/01/23	110
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	49
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	38
35	6.375%, 12/15/21	40
100	6.500%, 11/15/20	115
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	35

		429

	Oil, Gas & Consumable Fuels — 1.5%
	Apache Corp.,
42	3.250%, 04/15/22	43
25	6.900%, 09/15/18	30
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	236
106	2.750%, 05/10/23	102
66	3.814%, 02/10/24	68
100	4.742%, 03/11/21	112
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	172
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
40	Chevron Corp., 2.355%, 12/05/22	38
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	205
150	ConocoPhillips, 5.750%, 02/01/19	176
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	212
150	Devon Energy Corp., 1.875%, 05/15/17	153
80	Encana Corp., (Canada), 6.500%, 05/15/19	95
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	214
49	Enterprise Products Operating LLC, 3.900%, 02/15/24	51
	EOG Resources, Inc.,
23	2.625%, 03/15/23	23
100	4.100%, 02/01/21	109
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	60
	Marathon Oil Corp.,
228	5.900%, 03/15/18	263
175	6.000%, 10/01/17	200
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	41
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	80
295	6.250%, 03/17/24	314
	Petrobras International Finance Co., (Cayman Islands),
90	5.375%, 01/27/21	94
50	7.875%, 03/15/19	58
97	Petro-Canada, (Canada), 6.050%, 05/15/18	113
69	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24 (e)	73
43	Phillips 66, 2.950%, 05/01/17	45
200	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	209

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	168
30	5.668%, 08/15/14	30
140	6.200%, 04/15/18	162
50	8.000%, 10/01/19	63
79	Spectra Energy Partners LP, 2.950%, 09/25/18	82
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	138
42	2.900%, 11/08/20	43
67	3.125%, 08/17/17	71
83	3.150%, 01/23/22	85
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	62
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	45
75	1.550%, 06/28/17	76
175	Total Capital S.A., (France), 2.300%, 03/15/16	181
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	119
30	7.125%, 01/15/19	37

		5,055

	Total Energy	5,484

	Financials — 11.6%
	Banks — 4.7%
200	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	203
100	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	103
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	259
	Bank of America Corp.,
42	4.100%, 07/24/23	43
200	5.000%, 01/15/15	205
100	5.000%, 05/13/21	112
157	5.450%, 07/15/14	158
130	5.625%, 07/01/20	150
300	5.650%, 05/01/18	341
170	5.750%, 12/01/17	193
50	5.875%, 01/05/21	58
814	6.400%, 08/28/17	934
100	6.500%, 08/01/16	111
266	6.875%, 04/25/18	315
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	251
85	2.550%, 11/06/22	83
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	123
175	2.550%, 01/12/17	182
123	3.400%, 01/22/15	126
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	139
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	202
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	205
100	2.750%, 02/23/15	102
200	5.200%, 07/10/14	201
250	6.050%, 12/04/17 (e)	284
	BB&T Corp.,
125	3.950%, 04/29/16	133
100	4.900%, 06/30/17	109
300	Capital One Bank USA N.A., 3.375%, 02/15/23	299
	Citigroup, Inc.,
100	1.250%, 01/15/16	101
135	3.375%, 03/01/23	134
43	4.587%, 12/15/15	46
59	4.750%, 05/19/15	61
506	5.000%, 09/15/14	512
54	5.375%, 08/09/20	62
115	5.500%, 09/13/25	127
13	6.000%, 08/15/17	15
192	6.010%, 01/15/15	198
300	6.125%, 11/21/17	343
55	Comerica, Inc., 3.000%, 09/16/15	57
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	258
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	256
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	125
350	Fifth Third Bancorp, 5.450%, 01/15/17	385
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	209
300	4.875%, 01/14/22	337
50	KeyCorp, 5.100%, 03/24/21	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	349
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	309
100	3.750%, 03/02/15 (e)	102
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	316
	PNC Funding Corp.,
133	4.375%, 08/11/20	146
265	5.125%, 02/08/20	303
110	5.250%, 11/15/15	117
115	5.625%, 02/01/17	128
	Royal Bank of Canada, (Canada),
239	2.000%, 10/01/18	243
125	2.200%, 07/27/18	128
200	2.300%, 07/20/16	207
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	247
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	213
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	203
235	2.200%, 07/29/15 (e)	240
	U.S. Bancorp,
150	2.450%, 07/27/15	153
208	2.875%, 11/20/14	211
850	Wachovia Corp., 5.750%, 02/01/18	975
	Wells Fargo & Co.,
237	4.480%, 01/16/24	251
415	5.625%, 12/11/17	473
500	SUB, 3.676%, 06/15/16	529
	Wells Fargo Bank N.A.,
315	4.750%, 02/09/15	324
250	6.000%, 11/15/17	288
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	321

		15,719

	Capital Markets — 2.6%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	127
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	257
75	3.100%, 01/15/15	76
100	3.650%, 02/04/24	103
75	4.600%, 01/15/20	84
	BlackRock, Inc.,
325	3.500%, 12/10/14	330
326	5.000%, 12/10/19	373
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	176
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	40
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
68	2.625%, 01/31/19	69
100	3.300%, 05/03/15	102
255	3.625%, 02/07/16	267
66	3.700%, 08/01/15	68
120	4.000%, 03/03/24	122
68	5.375%, 03/15/20	77
300	5.500%, 11/15/14	307
80	5.750%, 01/24/22	93
1,100	5.950%, 01/18/18	1,254
250	7.500%, 02/15/19	306
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	213
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	74
	Jefferies Group LLC,
111	3.875%, 11/09/15	115
150	5.125%, 04/13/18	164
125	8.500%, 07/15/19	156
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	95
263	5.000%, 02/22/17 (e)	288
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	170
100	7.300%, 08/01/14 (e)	101
40	7.625%, 08/13/19 (e)	49
	Morgan Stanley,
104	4.000%, 07/24/15	108
195	4.200%, 11/20/14	198
93	5.000%, 11/24/25	99
166	5.500%, 07/24/20	190
100	5.500%, 07/28/21	114
450	5.625%, 09/23/19	518
100	5.750%, 01/25/21	116
100	6.625%, 04/01/18	117
100	7.300%, 05/13/19	122

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	89
84	6.700%, 03/04/20	101
	State Street Corp.,
36	3.100%, 05/15/23	35
192	3.700%, 11/20/23	200
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	511
100	5.750%, 04/25/18	115
100	5.875%, 12/20/17	115

		8,505

	Consumer Finance — 1.1%
139	American Express Credit Corp., 2.800%, 09/19/16	145
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	336
200	2.125%, 02/28/17 (e)	206
83	2.125%, 10/10/18	84
110	Capital One Financial Corp., 3.500%, 06/15/23	111
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	251
58	2.850%, 06/01/22	58
100	5.500%, 03/15/16	109
65	7.050%, 10/01/18	79
100	7.150%, 02/15/19	123
	Ford Motor Credit Co. LLC,
350	2.375%, 03/12/19	351
200	2.875%, 10/01/18	207
200	3.000%, 06/12/17	209
200	4.250%, 09/20/22	212
250	HSBC USA, Inc., 2.375%, 02/13/15	254
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	230
200	2.000%, 09/15/16	206
105	2.000%, 10/24/18	106
100	2.050%, 01/12/17	103
154	3.200%, 06/17/15	158

		3,763

	Diversified Financial Services — 1.6%
161	Associates Corp. of North America, 6.950%, 11/01/18	193
425	Bank of America N.A., 5.300%, 03/15/17	468
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	211
98	3.750%, 08/15/21	105
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	242
800	4.650%, 10/17/21	891
500	5.400%, 02/15/17	558
140	5.500%, 01/08/20	163
335	5.625%, 05/01/18	385
500	5.650%, 06/09/14	501
	IntercontinentalExchange Group, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	93
	Private Export Funding Corp.,
500	2.800%, 05/15/22	510
200	3.550%, 01/15/24	211
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
184	3.100%, 06/28/15	190
195	4.375%, 03/25/20	218
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	111

		5,184

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	46
50	5.600%, 05/15/15	53
61	Allstate Corp. (The), 3.150%, 06/15/23	62
	American International Group, Inc.,
59	4.125%, 02/15/24	62
350	5.450%, 05/18/17	392
45	Aon Corp., 3.500%, 09/30/15	47
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	64
356	2.900%, 10/15/20	367

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
150	5.400%, 05/15/18	172
90	CNA Financial Corp., 5.875%, 08/15/20	106
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	86
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	37
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	307
100	3.125%, 04/14/16 (e)	105
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	202
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	100
107	1.700%, 06/29/15 (e)	108
200	2.500%, 09/29/15 (e)	206
175	3.650%, 06/14/18 (e)	187
100	3.875%, 04/11/22 (e)	106
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	171
125	3.000%, 05/04/15 (e)	128
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	157
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	200
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	107
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	206

		3,880

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
80	3.500%, 01/31/23	79
38	5.000%, 02/15/24	41
45	American Tower Trust I, 1.551%, 03/15/18 (e)	45
	CommonWealth REIT,
125	5.875%, 09/15/20	137
150	6.650%, 01/15/18	164
27	ERP Operating LP, 4.625%, 12/15/21	30
	HCP, Inc.,
44	2.625%, 02/01/20	44
8	3.750%, 02/01/19	8
17	4.200%, 03/01/24	18
38	4.250%, 11/15/23	40
92	5.375%, 02/01/21	105
73	Health Care REIT, Inc., 4.500%, 01/15/24	77
53	ProLogis LP, 4.250%, 08/15/23	56
	Simon Property Group LP,
81	4.125%, 12/01/21	88
17	4.200%, 02/01/15	17
40	4.375%, 03/01/21	44
100	5.625%, 08/15/14	101
50	5.650%, 02/01/20	59
40	6.100%, 05/01/16	44
50	6.125%, 05/30/18	58
159	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	194

		1,449

	Total Financials	38,500

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	423
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	47
	Celgene Corp.,
98	3.250%, 08/15/22	98
44	3.625%, 05/15/24	44

		660

	Health Care Equipment & Supplies — 0.0% (g)
50	Baxter International, Inc., 4.625%, 03/15/15	52
40	Becton Dickinson and Co., 5.000%, 05/15/19	45

		97

	Health Care Providers & Services — 0.2%
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	116
44	Ventas Realty LP, 3.750%, 05/01/24	44
	WellPoint, Inc.,
93	2.300%, 07/15/18	95
115	3.125%, 05/15/22	115

		438

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	73

		95

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	120
87	2.900%, 11/06/22	86
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	100
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	173
	Merck & Co., Inc.,
75	1.300%, 05/18/18	74
62	2.400%, 09/15/22	60

		613

	Total Health Care	1,903

	Industrials — 1.2%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	81
43	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	42
100	Honeywell International, Inc., 5.300%, 03/01/18	114
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	60

		388

	Air Freight & Logistics — 0.2%
541	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	638
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	152

		790

	Airlines — 0.1%
194	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	209
30	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	34
58	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	64

		307

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
70	3.500%, 07/15/22	64
24	4.125%, 06/15/23	23
50	Pitney Bowes, Inc., 5.600%, 03/15/18	56
60	Waste Management, Inc., 7.375%, 03/11/19	74

		217

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	72

		145

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	57

		84

	Industrial Conglomerates — 0.1%
175	General Electric Co., 3.375%, 03/11/24	178
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23 (e)	36
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	160

		374

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	30
89	Deere & Co., 2.600%, 06/08/22	87
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		221

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	43
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	104
100	5.650%, 05/01/17	113
	CSX Corp.,
30	6.250%, 04/01/15	31
30	7.375%, 02/01/19	37
50	7.900%, 05/01/17	59
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
27	4.500%, 08/16/21 (e)	29
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	142
50	7.700%, 05/15/17	59
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	54
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	21
75	3.646%, 02/15/24	78
233	4.163%, 07/15/22	254
100	4.875%, 01/15/15	103

		1,337

	Total Industrials	3,863

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
55	Cisco Systems, Inc., 2.900%, 03/04/21	56

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	33
55	3.375%, 11/01/15	57
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	114
13	7.500%, 01/15/27	16

		237

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
309	1.625%, 05/15/20	297
150	5.700%, 09/14/17	172
200	7.625%, 10/15/18	249
	Xerox Corp.,
39	2.950%, 03/15/17	41
50	5.625%, 12/15/19	58
40	6.750%, 02/01/17	45

		989

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	35
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		107

	Software — 0.3%
25	Intuit, Inc., 5.750%, 03/15/17	28
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	122
34	2.125%, 11/15/22	33
68	2.375%, 05/01/23	65
167	3.625%, 12/15/23	176
	Oracle Corp.,
200	3.625%, 07/15/23	207
200	5.250%, 01/15/16	215
100	5.750%, 04/15/18	116

		985

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
199	2.400%, 05/03/23	189
201	2.850%, 05/06/21	204
207	VAR, 0.473%, 05/03/18	207
	EMC Corp.,
100	1.875%, 06/01/18	101
100	3.375%, 06/01/23	101
	Hewlett-Packard Co.,
118	4.375%, 09/15/21	127
45	4.650%, 12/09/21	49

		978

	Total Information Technology	3,352

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
81	4.125%, 11/15/21	87
38	4.250%, 11/15/20	41
20	8.550%, 05/15/19	26
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	104
100	6.000%, 07/15/18	117
	Mosaic Co. (The),
34	3.750%, 11/15/21	35
212	4.250%, 11/15/23	224
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
230	Praxair, Inc., 4.625%, 03/30/15	238

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
150	Union Carbide Corp., 7.500%, 06/01/25	189

		1,087

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
95	3.850%, 09/30/23	100
100	5.400%, 03/29/17	112
100	6.500%, 04/01/19	121
	Freeport-McMoRan Copper & Gold, Inc.,
128	2.150%, 03/01/17	131
67	3.100%, 03/15/20	67
40	3.875%, 03/15/23	39
27	Nucor Corp., 4.000%, 08/01/23	28
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	28
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	59

		722

	Total Materials	1,809

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
204	0.900%, 02/12/16	205
100	4.450%, 05/15/21	110
180	5.500%, 02/01/18	204
165	BellSouth Corp., 5.200%, 09/15/14	167
53	BellSouth Telecommunications LLC, 6.300%, 12/15/15	55
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	115
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	64
148	Qwest Corp., 6.750%, 12/01/21	170
30	Telefonica Emisiones S.A.U., (Spain), 5.877%, 07/15/19	35
	Verizon Communications, Inc.,
112	2.500%, 09/15/16	116
72	3.450%, 03/15/21	75
156	4.150%, 03/15/24	163
353	4.500%, 09/15/20	390

		1,896

	Wireless Telecommunication Services — 0.1%
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	167
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	100
100	1.625%, 03/20/17	101

		409

	Total Telecommunication Services	2,305

	Utilities — 1.2%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	42
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	60
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	34
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	40
150	5.300%, 01/15/19	173
60	Electricite de France, (France), 2.150%, 01/22/19 (e)	61
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	113
	Indiana Michigan Power Co.,
100	3.200%, 03/15/23	100
135	7.000%, 03/15/19	164
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30
47	Kansas City Power & Light Co., 3.150%, 03/15/23	47
60	Nevada Power Co., 7.125%, 03/15/19	74
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
150	7.875%, 12/15/15	166
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45
25	Ohio Power Co., 6.050%, 05/01/18	29
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	60
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Electric Utilities — continued
50		3.250%, 06/15/23	50
125		5.625%, 11/30/17	142
		PacifiCorp,
140		3.600%, 04/01/24	145
100		3.850%, 06/15/21	108
60		5.650%, 07/15/18	69
75		PECO Energy Co., 5.350%, 03/01/18	85
51		Public Service Co. of Colorado, 3.200%, 11/15/20	53
74		Public Service Co. of Oklahoma, 4.400%, 02/01/21	81
212		Southern California Edison Co., 3.500%, 10/01/23	221
45		Southern Co. (The), 1.950%, 09/01/16	46
30		Southwestern Public Service Co., 8.750%, 12/01/18	39
		Virginia Electric and Power Co.,
21		3.450%, 02/15/24	22
100		5.400%, 04/30/18	114
100		Wisconsin Electric Power Co., 6.250%, 12/01/15	108
27		Xcel Energy, Inc., 0.750%, 05/09/16	27

			2,749

		Gas Utilities — 0.0% (g)
30		Atmos Energy Corp., 8.500%, 03/15/19	38
50		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	58

			96

		Independent Power & Renewable Electricity Producers — 0.1%
72		Exelon Generation Co. LLC, 4.000%, 10/01/20	76
37		PSEG Power LLC, 4.300%, 11/15/23	39

			115

		Multi-Utilities — 0.3%
		AGL Capital Corp.,
94		3.500%, 09/15/21	98
100		6.375%, 07/15/16	111
50		Consumers Energy Co., 5.650%, 04/15/20	59
150		Dominion Resources, Inc., 8.875%, 01/15/19	193
180		Nisource Finance Corp., 4.450%, 12/01/21	194
		Sempra Energy,
48		4.050%, 12/01/23	51
150		9.800%, 02/15/19	201

			907

		Total Utilities	3,867

		Total Corporate Bonds (Cost $62,949)	67,355

Foreign Government Securities — 1.0%
		Israel Government AID Bond, (Israel),
1,557		Zero Coupon, 08/15/20	1,353
500		Zero Coupon, 02/15/22	408
		Province of Ontario, (Canada),
400		0.950%, 05/26/15	403
250		2.700%, 06/16/15	256
300		2.950%, 02/05/15	306
92		Republic of Poland, (Poland), 4.000%, 01/22/24	96
200		Republic of Turkey, (Turkey), 5.750%, 03/22/24	218
		United Mexican States, (Mexico),
244		3.500%, 01/21/21	253
116		4.000%, 10/02/23	122

		Total Foreign Government Securities (Cost $3,340)	3,415

Mortgage Pass-Through Securities — 11.3%
		Federal Home Loan Mortgage Corp.,
133		ARM, 2.040%, 01/01/37	140
249		ARM, 2.097%, 08/01/36	263
30		ARM, 2.235%, 01/01/27	32
13		ARM, 2.250%, 07/01/26	14
198		ARM, 2.314%, 03/01/37	211
330		ARM, 2.412%, 12/01/34	351
71		ARM, 2.421%, 11/01/36	75
118		ARM, 2.496%, 09/01/36	127
151		ARM, 2.518%, 09/01/36	161
288		ARM, 2.551%, 06/01/36	307
164		ARM, 2.702%, 04/01/38	176
100		ARM, 2.826%, 02/01/37	107
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
103		4.000%, 06/01/19	110
30		4.500%, 10/01/18	32
201		5.500%, 06/01/17 – 01/01/24	220
23		6.000%, 10/01/17 – 04/01/18	24
237		6.500%, 01/01/17 – 03/01/22	250
–	(h)	7.500%, 10/01/14	—	(h)

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
9		6.000%, 12/01/22	10
48		6.500%, 11/01/22 – 08/01/26	54
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
62		6.000%, 01/01/34	71
77		7.000%, 04/01/26 – 02/01/37	86
6		7.500%, 08/01/25	7
7		8.000%, 07/01/20 – 11/01/24	8
19		8.500%, 07/01/28	23
331		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	379
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,689		3.500%, 05/01/33 – 05/01/43	2,773
460		4.000%, 06/01/42	486
189		6.000%, 02/01/33	206
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	12.000%, 08/01/15 – 07/01/19	—	(h)
		Federal National Mortgage Association,
57		ARM, 1.799%, 02/01/37	59
3		ARM, 1.875%, 03/01/19	3
187		ARM, 1.899%, 01/01/35	197
171		ARM, 1.910%, 09/01/35	180
272		ARM, 1.915%, 02/01/35	289
82		ARM, 2.062%, 08/01/35	87
215		ARM, 2.070%, 01/01/35	225
107		ARM, 2.127%, 11/01/33	113
173		ARM, 2.199%, 02/01/35	184
113		ARM, 2.209%, 09/01/36	119
189		ARM, 2.217%, 09/01/35	202
303		ARM, 2.233%, 09/01/34	323
162		ARM, 2.276%, 08/01/34	172
139		ARM, 2.355%, 04/01/35	148
–	(h)	ARM, 2.375%, 08/01/19	1
71		ARM, 2.390%, 08/01/36	77
205		ARM, 2.405%, 02/01/37	219
128		ARM, 2.406%, 04/01/33	136
282		ARM, 2.505%, 10/01/34 – 07/01/46	301
192		ARM, 2.560%, 09/01/33	204
13		ARM, 2.648%, 09/01/27	14
281		ARM, 2.836%, 02/01/36	300
10		ARM, 3.721%, 03/01/29	11
		Federal National Mortgage Association, 15 Year, Single Family,
53		4.000%, 05/01/19	57
260		4.500%, 05/01/18 – 05/01/19	276
338		5.000%, 06/01/18 – 04/01/19	361
214		5.500%, 01/01/20 – 06/01/20	227
304		6.000%, 03/01/21 – 01/01/24	334
45		6.500%, 03/01/17 – 08/01/20	48
		Federal National Mortgage Association, 20 Year, Single Family,
77		6.000%, 04/01/24	86
104		6.500%, 05/01/22	118
		Federal National Mortgage Association, 30 Year, FHA/VA,
13		6.000%, 09/01/33	15
26		6.500%, 03/01/29	30
6		8.500%, 02/01/30	6
8		9.000%, 09/01/19 – 12/01/30	8
6		9.500%, 12/01/18	6
		Federal National Mortgage Association, 30 Year, Single Family,
77		4.500%, 08/01/33	83
1,152		5.000%, 07/01/33 – 08/01/40	1,285
106		5.500%, 12/01/33	121
558		6.000%, 12/01/32 – 09/01/37	633
41		6.500%, 08/01/31	47
6		7.000%, 09/01/27 – 08/01/32	7
11		7.500%, 11/01/22 – 10/01/24	12
421		8.000%, 03/01/21 – 11/01/32	507
7		8.500%, 07/01/24 – 06/01/25	9
–	(h)	9.000%, 04/01/26	—	(h)
3		10.000%, 02/01/24	3
–	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
500		VAR, 0.492%, 01/01/23	504
500		VAR, 0.622%, 12/01/23	504
1,000		VAR, 0.632%, 08/01/23	1,008
953		1.940%, 01/01/17	961
1,000		2.056%, 01/01/17	1,000
1,000		2.294%, 12/01/22	967
500		2.314%, 12/01/22	484
994		2.480%, 06/01/19	1,018
1,980		2.764%, 06/01/23	1,975
2,362		3.590%, 12/01/20	2,524
1,000		3.658%, 10/01/20	1,061

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,500	3.760%, 10/01/23 – 11/01/23	1,598
910	4.000%, 07/01/42	964
433	4.273%, 06/01/21	478
1,049	4.298%, 03/01/21	1,155
1,949	4.380%, 01/01/21 – 04/01/21	2,167
497	4.390%, 05/01/21	553
789	4.443%, 04/01/21	875
922	4.500%, 03/01/20	1,015
125	5.500%, 04/01/38	137
139	6.000%, 03/01/37	154
	Government National Mortgage Association II, 30 Year, Single Family,
351	6.000%, 03/20/28 – 09/20/38	399
12	7.500%, 02/20/28 – 09/20/28	15
32	8.000%, 12/20/25 – 08/20/28	38
22	8.500%, 03/20/25 – 05/20/25	25
	Government National Mortgage Association, 15 Year, Single Family,
14	6.000%, 10/15/17	15
4	8.000%, 01/15/16	4
	Government National Mortgage Association, 30 Year, Single Family,
343	6.000%, 11/15/28 – 12/15/38	390
306	6.500%, 01/15/24 – 12/15/35	353
293	7.000%, 08/15/23 – 06/15/35	334
26	7.500%, 11/15/22 – 09/15/28	29
6	8.000%, 07/15/22 – 08/15/28	6
3	8.500%, 11/15/17	3
8	9.000%, 08/15/16 – 11/15/24	9
140	9.500%, 09/15/18 – 12/15/25	158
1	12.000%, 11/15/19	1

	Total Mortgage Pass-Through Securities (Cost $36,046)	37,427

Supranational — 0.1%
150	African Development Bank, 8.800%, 09/01/19 (Cost $191)	194

U.S. Government Agency Securities — 3.2%
323	Federal Farm Credit Bank, 5.125%, 11/15/18	372
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,300
1,000	Zero Coupon, 06/01/17	970
800	5.000%, 05/11/17	897
500	Federal National Mortgage Association STRIPS, Zero Coupon, 11/15/21	414
	Financing Corp.,
1,440	Zero Coupon, 05/11/18	1,361
500	Zero Coupon, 04/05/19	459
584	Zero Coupon, 09/26/19	528
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	986
	Residual Funding Corp. STRIPS,
250	Zero Coupon, 10/15/19	226
1,750	Zero Coupon, 07/15/20	1,537
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,140
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	303

	Total U.S. Government Agency Securities (Cost $10,197)	10,493

U.S. Treasury Obligations — 30.6%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,433
250	8.750%, 08/15/20	352
1,500	8.875%, 08/15/17	1,879
835	11.250%, 02/15/15	900
	U.S. Treasury Coupon STRIPS,
700	0.923%, 05/15/18 (n)	667
2,200	1.858%, 02/15/18 (n)	2,109
2,150	1.958%, 05/15/21 (n)	1,856
3,925	2.283%, 02/15/21 (n)	3,419
4,446	2.308%, 08/15/17 (n)	4,317
1,495	2.479%, 05/15/19 (n)	1,381
2,075	2.496%, 02/15/22 (n)	1,741
150	2.499%, 05/15/22 (n)	125
6,700	2.583%, 08/15/21 (m) (n)	5,728
3,577	2.618%, 08/15/16 (n)	3,539
1,000	2.712%, 08/15/22 (n)	824
53	2.713%, 02/15/28 (n)	35
4,350	2.741%, 08/15/19 (n)	3,986
2,300	2.832%, 11/15/21 (n)	1,947
1,900	2.934%, 02/15/23 (n)	1,532
1,224	2.941%, 02/15/17 (n)	1,201
2,000	3.022%, 02/15/20 (n)	1,802
47	3.064%, 08/15/26 (n)	33
10,023	3.073%, 05/15/20 (m) (n)	8,963
300	3.124%, 11/15/26 (n)	209
150	3.317%, 11/15/27 (n)	100

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
12,550	3.321%, 08/15/20 (n)	11,112
100	3.345%, 08/15/27 (n)	68
700	3.688%, 11/15/16 (n)	690
2,290	3.737%, 11/15/17 (n)	2,210
3,325	5.884%, 02/15/15 (n)	3,322
4,266	6.345%, 02/15/16 (m) (n)	4,247
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,882
700	1.125%, 01/15/21	819
	U.S. Treasury Notes,
593	0.875%, 01/31/18	589
800	1.000%, 11/30/19	771
5,500	1.500%, 08/31/18	5,548
1,500	1.750%, 10/31/18	1,527
350	2.625%, 08/15/20	366
400	2.625%, 11/15/20	417
1,500	2.750%, 11/30/16	1,581
1,000	3.125%, 04/30/17	1,068
850	3.125%, 05/15/21	912
7,900	3.250%, 12/31/16	8,433
1,050	3.500%, 02/15/18	1,142
1,550	3.500%, 05/15/20	1,702
450	3.625%, 02/15/21	498
700	4.000%, 02/15/15	719
400	4.250%, 11/15/17	444
200	4.500%, 02/15/16	214
1,000	4.750%, 08/15/17	1,123

	Total U.S. Treasury Obligations (Cost $98,327)	101,482

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
11,766	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $11,766)	11,766

	Total Investments — 99.7% (Cost $317,043)	330,331
	Other Assets in Excess of Liabilities — 0.3%	860

	NET ASSETS — 100.0%	$331,191

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,131
Aggregate gross unrealized depreciation	(843)

Net unrealized appreciation/depreciation	$13,288

Federal income tax cost of investments	$317,043

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$13,858	$4,798	$18,656
Collateralized Mortgage Obligations
Agency CMO	—	57,945	659	58,604
Non-Agency CMO	—	13,169	959	14,128

Total Collateralized Mortgage Obligations	—	71,114	1,618	72,732

Commercial Mortgage-Backed Securities	—	5,795	1,016	6,811
Corporate Bonds
Consumer Discretionary	—	3,463	—	3,463
Consumer Staples	—	2,809	—	2,809
Energy	—	5,484	—	5,484
Financials	—	38,500	—	38,500
Health Care	—	1,903	—	1,903
Industrials	—	2,918	945	3,863
Information Technology	—	3,352	—	3,352
Materials	—	1,809	—	1,809
Telecommunication Services	—	2,305	—	2,305
Utilities	—	3,867	—	3,867

Total Corporate Bonds	—	66,410	945	67,355

Foreign Government Securities	—	3,415	—	3,415
Mortgage Pass-Through Securities	—	37,427	—	37,427
Supranational	—	194	—	194
U.S. Government Agency Securities	—	10,493	—	10,493
U.S. Treasury Obligations	—	101,482	—	101,482
Short-Term Investment
Investment Company	11,766	—	—	11,766

Total Investments in Securities	$11,766	$310,188	$8,377	$330,331

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Intermediate Bond Trust	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/14
Investments in Securities
Asset-Backed Securities	$3,909	$—	$3	$—	$1,335	$(449)	$—	$—	$4,798
Collateralized Mortgage Obligations
Agency CMO	251	—	(18)	(13)	—	(6)	510	(65)	659
Non-Agency CMO	981	—	2	3	—	(27)	—	—	959
Commercial Mortgage Backed Securities	1,116	—	(4)	(10)	—	(86)	—	—	1,016
Corporate Bonds - Industrials	945	—	7	(1)	—	(6)	—	—	945

	$7,202	$—	$(10)	$(21)	$1,335	$(574)	$510	$(65)	$8,377

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2,000).

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$625	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (3.09%)
			Constant Default Rate	3.95% - 10.00% (6.97%)
			Yield (Discount Rate of Cash Flows)	1.01% - 8.68% (3.22%)

Asset-Backed Securities	625

	1,550	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (6.41%)
			Constant Default Rate	0.00% - 4.68% (0.58%)
			PSA Prepayment Model	193.00% - 1,085.00% (450.14%)
			Yield (Discount Rate of Cash Flows)	(7.76%) - 36.33% (5.48%)

Collateralized Mortgage Obligations	1,550

	129	Discounted Cash Flow	Constant Prepayment Rate	100.00% (N/A)
			Yield (Discount Rate of Cash Flows)	1.25% (N/A)

Commercial Mortgage-Backed Securities	129

Total	$2,304

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $6,073,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price reviews, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 28, 2014